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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:      October 31, 2013

Date of reporting period:     January 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

COMMON STOCKS - 90.3%	Shares	Value
Consumer Discretionary - 13.4%
Auto Components - 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	76,846	$897,561
Autoliv, Inc.	2,910	191,478
Ballard Power Systems, Inc. (a)	128,800	84,055
Cooper Tire & Rubber Company (b)	202,207	5,148,190
Dana Holding Corporation	10,709	172,201
Dorman Products, Inc. (b)	16,714	578,806
Drew Industries, Inc. (b)	26,382	966,109
Exide Technologies (a) (b)	232,665	800,368
Federal-Mogul Corporation (a) (b)	251,040	2,344,714
Fuel Systems Solutions, Inc. (a)	44,269	649,869
Gentex Corporation (b)	215,597	4,124,371
Gentherm, Inc. (a)	30,860	446,853
Goodyear Tire & Rubber Company (The) (a)	12,227	168,243
Lear Corporation	3,667	179,683
Magna International, Inc. - Class A	2,760	144,210
Modine Manufacturing Company (a) (b)	209,702	1,778,273
Shiloh Industries, Inc.	2,062	22,373
Spartan Motors, Inc. (b)	58,957	334,286
Standard Motor Products, Inc. (b)	281,774	6,539,974
Stoneridge, Inc. (a) (b)	106,570	667,128
Superior Industries International, Inc. (b)	179,112	3,630,600
Tenneco, Inc. (a) (b)	188,523	6,590,764
Tongxin International Ltd. (a)	300	198
Tower International, Inc. (a)	20,615	199,759
UQM Technologies, Inc. (a)	25,271	18,574
Visteon Corporation (a)	27,951	1,573,362
		38,252,002
Distributors - 0.2%
Core-Mark Holding Company, Inc.	43,528	2,182,059
Pool Corporation (b)	31,355	1,436,686
Weyco Group, Inc.	121	2,756
		3,621,501
Diversified Consumer Services - 0.4%
Ascent Capital Group, Inc. - Class A (a) (b)	20,344	1,296,116
Career Education Corporation (a) (b)	296,075	1,024,419
China Education Alliance, Inc. (a)	23,244	10,457
Hillenbrand, Inc.	115,746	2,864,714
ITT Educational Services, Inc. (a)	4,726	79,586
LifeLock, Inc. (a)	19,936	187,000
Lincoln Educational Services Corporation	45,215	250,491
Mac-Gray Corporation	5,514	66,554
Steiner Leisure Ltd. (a) (b)	10,419	469,376
Strayer Education, Inc.	7,264	413,322
Universal Technical Institute, Inc.	99,881	1,128,655
		7,790,690
Hotels, Restaurants & Leisure - 3.4%
AFC Enterprises, Inc. (a) (b)	124,973	3,631,715
Ameristar Casinos, Inc. (b)	254,739	6,750,583
Arcos Dorados Holdings, Inc. - Class A	7,597	104,383
Biglari Holdings, Inc. (a) (b)	1,202	443,394

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Consumer Discretionary - 13.4% (Continued)
Hotels, Restaurants & Leisure - 3.4% (Continued)
BJ's Restaurants, Inc. (a) (b)	130,971	$4,187,143
Bloomin' Brands, Inc. (a)	9,072	168,467
Bob Evans Farms, Inc.	18,628	824,662
Bravo Brio Restaurant Group, Inc. (a)	73,999	1,102,585
Brinker International, Inc.	6,821	223,320
Carrols Restaurant Group, Inc. (a) (b)	31,769	199,192
Cedar Fair, L.P.	2,489	93,387
Cheesecake Factory, Inc. (The) (b)	133,650	4,431,834
Choice Hotels International, Inc.	6,397	230,548
Churchill Downs, Inc. (b)	2,465	159,387
Denny's Corporation (a)	369,357	1,868,946
DineEquity, Inc. (a)	2,830	207,326
Domino's Pizza, Inc.	3,009	140,129
Einstein Noah Restaurant Group, Inc.	132,860	1,707,251
Fiesta Restaurant Group, Inc. (a) (b)	112,310	2,000,241
Frisch's Restaurants, Inc.	14,464	264,257
International Speedway Corporation - Class A	19,812	543,047
Isle of Capri Casinos, Inc. (a)	11,403	80,163
Jack in the Box, Inc. (a)	19,679	571,281
Jamba, Inc. (a) (b)	1,190,648	3,083,778
Kona Grill, Inc. (a)	578	4,884
Krispy Kreme Doughnuts, Inc. (a) (b)	657,669	8,549,697
Marcus Corporation (b)	150,407	2,000,413
Morgans Hotel Group Company (a)	10,749	57,937
MTR Gaming Group, Inc. (a)	5,956	23,824
Multimedia Games Holding Company, Inc. (a)	132,884	2,251,055
Orient-Express Hotels Ltd. - Class A (a) (b)	315,118	3,661,671
Papa John's International, Inc. (a) (b)	45,689	2,563,153
Pinnacle Entertainment, Inc. (a) (b)	421,951	6,561,338
Premier Exhibitions, Inc. (a)	10,828	25,662
Rick's Cabaret International, Inc. (a)	4,452	37,486
Royal Caribbean Cruises Ltd.	100	3,620
Ruby Tuesday, Inc. (a)	651	4,902
Ruth's Hospitality Group, Inc. (a)	651	5,052
Scientific Games Corporation (a) (b)	60,639	539,081
SHFL entertainment, Inc. (a) (b)	124,787	1,846,848
Sonic Corporation (a)	41,818	466,689
Texas Roadhouse, Inc.	152,910	2,689,687
Town Sports International Holdings, Inc. (b)	83,782	882,224
Vail Resorts, Inc.	3,308	174,828
Wendy's Company (The)	197,511	1,015,207
WMS Industries, Inc. (a)	4,433	109,717
		66,491,994
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	248	3,452
Beazer Homes USA, Inc. (a) (b)	193,302	3,637,944
Cavco Industries, Inc. (a)	3,047	158,017
CSS Industries, Inc.	1,389	31,544
D.R. Horton, Inc.	9,318	220,464
Ethan Allen Interiors, Inc.	875	25,296

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Consumer Discretionary - 13.4% (Continued)
Household Durables - 0.6% (Continued)
Flexsteel Industries, Inc.	206	$4,833
Furniture Brands International, Inc. (a)	53,493	73,820
Helen of Troy Ltd. (a) (b)	15,191	549,914
iRobot Corporation (a)	502	11,486
KB Home (b)	258,834	4,935,964
Kid Brands, Inc. (a) (b)	2,418	3,990
La-Z-Boy, Inc.	46,655	729,684
Leggett & Platt, Inc.	234	6,889
Libbey, Inc. (a) (b)	36,601	687,367
NIVS IntelliMedia Technology Group, Inc. (a) (b)	242,917	1,215
Skyline Corporation (a)	6,997	33,376
Tupperware Brands Corporation	2,840	216,408
Universal Electronics, Inc. (a)	15,412	294,369
		11,626,032
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	1,490	5,990
Amazon.com, Inc. (a)	1,783	473,386
CafePress, Inc. (a)	33,919	214,368
Gaiam, Inc. - Class A (a)	519	1,697
Geeknet, Inc. (a)	1,286	19,702
HSN, Inc.	3,213	191,495
Liberty Ventures - Series A (a)	6,402	477,781
MakeMyTrip Ltd. (a)	1,306	20,008
Orbitz Worldwide, Inc. (a) (b)	411,627	1,189,602
TripAdviser, Inc. (a)	3,793	175,540
ValueVision Media, Inc. (a) (b)	144,486	391,557
		3,161,126
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc. (a)	16,548	598,045
Brunswick Corporation	46,626	1,685,996
Callaway Golf Company	9,033	59,256
Nautilus, Inc. (a)	55,143	298,324
Steinway Musical Instruments, Inc. (a)	2,104	46,793
		2,688,414
Media - 2.1%
A.H. Belo Corporation - Class A	1,402	7,403
Arbitron, Inc.	101,057	4,739,573
Ballantyne Strong, Inc. (a)	33,991	121,688
Belo Corporation - Class A	302,635	2,563,318
Cablevision Systems Corporation - Class A	79,918	1,170,000
Carmike Cinemas, Inc. (a)	26,557	423,584
CBS Corporation - Class A	3,395	141,470
Charter Communications, Inc. - Class A (a)	1,552	121,009
Cinemark Holdings, Inc.	19,190	540,007
CTC Media, Inc. (b)	59,539	637,067
Cumulus Media, Inc. - Class A (a)	84,311	274,011
Digital Generation, Inc. (a)	25,335	253,603
Discovery Communications, Inc. - Class C (a)	6,001	382,324
E.W. Scripps Company (The) - Class A (a)	337,502	3,709,147
Fisher Communications, Inc. (b)	48,550	1,722,554
Global Sources Ltd. (a)	69,646	571,097

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Consumer Discretionary - 13.4% (Continued)
Media - 2.1% (Continued)
Gray Television, Inc. (a)	17,264	$64,567
Harte-Hanks, Inc.	329,621	2,699,596
IMAX Corporation (a)	100	2,363
Insignia Systems, Inc. (a)	21,408	46,884
John Wiley & Sons, Inc. - Class A	86,424	3,310,039
Journal Communications, Inc. (a)	25,771	141,225
Lamar Advertising Company - Class A (a)	3,525	150,306
Liberty Media Corporation (a)	1,743	194,362
LIN TV Corporation - Class A (a)	507,671	5,416,850
LodgeNet Interactive Corporation (a)	115	2
Madison Square Garden Company (The) - Class A (a)	52	2,705
MDC Partners, Inc. (b)	29,515	375,726
Morningstar, Inc.	22	1,489
National CineMedia, Inc.	38,178	583,360
Nexstar Broadcasting Group, Inc. (a)	293,620	4,222,256
Radio One, Inc. - Class D (a)	3,769	5,126
ReachLocal, Inc. (a)	9,695	127,198
Reading International, Inc. (a)	2,703	15,758
Rentrak Corporation (a)	20,140	412,467
Salem Communications Corporation - Class A	5,445	31,744
Scholastic Corporation	1,169	34,673
Shaw Communications, Inc. - Class B	5,596	131,058
Shutterstock, Inc. (a)	25,414	641,195
Sinclair Broadcast Group, Inc. - Class A	269,426	3,712,690
Sirius XM Radio, Inc.	1,083	3,401
Starz - Series A (a)	14,578	232,373
		39,937,268
Multiline Retail - 0.1%
Big Lots, Inc. (a)	34	1,093
Dillard's, Inc. (b)	1,740	146,873
Gordmans Stores, Inc. (a) (b)	104,718	1,250,333
Tuesday Morning Corporation (a)	104,277	875,927
		2,274,226
Specialty Retail - 3.0%
Aaron's, Inc.	73,095	2,167,267
Abercrombie & Fitch Company - Class A	2,987	149,350
Aéropostale, Inc. (a)	35,019	473,807
America's Car-Mart, Inc. (a)	15,175	604,269
ANN, INC. (a)	168	5,181
Asbury Automotive Group, Inc. (a)	15,863	564,088
Ascena Retail Group, Inc. (a)	13,568	229,978
AutoNation, Inc. (a)	2,156	104,566
Barnes & Noble, Inc. (a)	140,538	1,874,777
bebe stores, Inc.	436,230	1,823,441
Big 5 Sporting Goods Corporation (b)	86,220	1,195,871
Body Central Corporation (a)	117,470	933,887
Brown Shoe Company, Inc.	11,122	191,743
Cache, Inc. (a)	100	247
Casual Male Retail Group, Inc. (a)	19,110	87,715
Cato Corporation (The) - Class A (b)	40,172	1,107,542
Chico's FAS, Inc.	94,517	1,694,690

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Consumer Discretionary - 13.4% (Continued)
Specialty Retail - 3.0% (Continued)
Children's Place Retail Stores, Inc. (The) (a)	73,448	$3,660,648
China Auto Logistics, Inc. (a)	50	150
Christopher & Banks Corporation (a) (b)	322,861	2,001,738
Citi Trends, Inc. (a)	12,422	160,741
Destination Maternity Corporation (b)	93,526	2,129,587
DSW, Inc. - Class A	18,257	1,221,941
Five Below, Inc. (a)	3,332	123,284
GameStop Corporation - Class A (b)	187,313	4,345,662
Haverty Furniture Companies, Inc.	124,170	2,235,060
Hibbett Sports, Inc. (a)	2,593	136,547
Hot Topic, Inc.	28,338	314,552
Kirkland's, Inc. (a)	148,939	1,723,224
MarineMax, Inc. (a) (b)	104,394	1,219,322
Men's Wearhouse, Inc. (The)	124,405	3,775,692
New York & Company, Inc. (a)	79,625	311,334
Office Depot, Inc. (a)	291,189	1,260,848
OfficeMax, Inc. (b)	500,425	5,394,582
O'Reilly Automotive, Inc. (a)	3,049	282,490
Pacific Sunwear of California, Inc. (a)	25,450	50,391
Penske Automotive Group, Inc.	6,106	201,010
Perfumania Holdings, Inc. (a)	3,369	21,359
Rent-A-Center, Inc.	5,317	189,711
Restoration Hardware Holdings, Inc. (a)	15,084	543,024
Sears Hometown and Outlet Stores, Inc. (a)	90,759	3,553,215
Shoe Carnival, Inc. (b)	111,364	2,279,621
Signet Jewelers Ltd.	4,061	254,137
Sonic Automotive, Inc. - Class A	26,987	654,975
Stage Stores, Inc.	74,046	1,691,951
Stein Mart, Inc. (b)	69,482	586,428
Tractor Supply Company	1,035	107,298
TravelCenters of America, LLC (a) (b)	141,126	1,082,436
Trinity Place Holdings, Inc. (a) (c)	160	736
Vitamin Shoppe, Inc. (a)	7,166	437,699
Wet Seal, Inc. (The) - Class A (a) (b)	1,045,147	2,926,412
Williams-Sonoma, Inc.	2,624	115,456
Winmark Corporation	454	29,365
Zale Corporation (a)	161,645	795,293
		59,026,338
Textiles, Apparel & Luxury Goods - 1.3%
CROCS, Inc. (a) (b)	164,283	2,441,245
Culp, Inc.	41,049	718,358
Fifth & Pacific Companies, Inc. (a)	65,591	990,424
Fuqi International, Inc. (a)	116,203	82,620
Iconix Brand Group, Inc. (a)	71,356	1,716,112
Joe's Jeans, Inc. (a)	100	122
K-Swiss, Inc. - Class A (a)	34,064	160,442
LJ International, Inc. (a) (b)	66,892	134,453
Maidenform Brands, Inc. (a)	40,703	790,045
Movado Group, Inc.	86,025	3,145,074
Oxford Industries, Inc.	10,708	528,761
Perry Ellis International, Inc. (b)	32,950	635,935

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Consumer Discretionary - 13.4% (Continued)
Textiles, Apparel & Luxury Goods - 1.3% (Continued)
PVH Corporation	862	$102,466
Quiksilver, Inc. (a)	1,193,747	7,807,105
R.G. Barry Corporation	300	4,014
Rocky Brands, Inc. (a)	12,852	181,470
Steven Madden Ltd. (a)	41,649	1,919,186
True Religion Apparel, Inc.	26,364	625,091
Tumi Holdings, Inc. (a)	10,289	231,400
Warnaco Group, Inc. (The) (a)	31,849	2,331,665
		24,545,988
Consumer Staples - 2.2%
Beverages - 0.2%
Brown-Forman Corporation - Class B	2,644	171,067
Coca-Cola Bottling Company Consolidated (b)	9,666	625,680
Cott Corporation (b)	216,377	1,960,376
Dr Pepper Snapple Group, Inc.	3,716	167,480
MGP Ingredients, Inc.	56	209
National Beverage Corporation	20,367	281,268
		3,206,080
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	4,814	226,980
Arden Group, Inc. - Class A	39	3,650
Casey's General Stores, Inc.	15,412	843,499
Chefs' Warehouse, Inc. (The) (a)	331	5,491
Fresh Market, Inc. (The) (a)	14,094	689,056
Harris Teeter Supermarkets, Inc.	3,034	125,881
Ingles Markets, Inc. - Class A (b)	21,131	405,504
Nash Finch Company (b)	21,030	436,793
Natural Grocers by Vitamin Cottage, Inc. (a)	8,282	170,112
Pantry, Inc. (The) (a)	17,416	217,700
PriceSmart, Inc.	2,881	221,866
Rite Aid Corporation (a) (b)	1,974,762	3,159,619
Spartan Stores, Inc.	4,621	75,045
Susser Holdings Corporation (a)	4,485	187,742
Sysco Corporation	200	6,354
United Natural Foods, Inc. (a)	2,421	130,685
Village Super Market, Inc. - Class A	5,831	186,534
		7,092,511
Food Products - 0.8%
Adecoagro, S.A. (a) (b)	122,745	1,043,333
Alico, Inc.	3,214	140,034
Amira Nature Foods Ltd. (a)	22,008	151,415
B&G Foods, Inc.	744	23,585
Campbell Soup Company	9,333	342,614
Chiquita Brands International, Inc. (a)	23,817	175,055
Cosan Ltd. - Class A	7,222	142,057
Darling International, Inc. (a)	99,123	1,672,205
DE Master Blenders 1753 N.V. (a)	22,600	278,829
Farmer Brothers Company (a)	120,558	1,620,300
Flowers Foods, Inc.	35,911	965,288
Fresh Del Monte Produce, Inc.	16,695	439,913
Hormel Foods Corporation	5,773	199,804

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Consumer Staples - 2.2% (Continued)
Food Products - 0.8% (Continued)
Ingredion, Inc.	2,517	$166,298
Inventure Foods, Inc. (a)	9,715	69,268
J & J Snack Foods Corporation	35,842	2,442,632
John B. Sanfilippo & Son, Inc.	5,401	99,540
Lancaster Colony Corporation	7,527	537,879
Limoneira Company	32	696
Mondelez International, Inc. - Class A	19,011	528,316
Omega Protein Corporation (a) (b)	56,205	388,377
Origin Agritech Ltd. (a) (b)	51,894	96,523
Pilgrim's Pride Corporation (a) (b)	352,934	2,982,292
Post Holdings, Inc. (a)	2,272	86,313
Seneca Foods Corporation - Class A (a)	14,769	443,218
SunOpta, Inc. (a) (b)	70,564	505,238
WhiteWave Foods Company - Class A (a)	5,691	92,137
Zhongpin, Inc. (a)	43,902	556,677
		16,189,836
Household Products - 0.5%
Central Garden & Pet Company (a)	19,490	187,104
Central Garden & Pet Company - Class A (a)	68,712	661,010
Church & Dwight Company, Inc.	2,610	150,832
Energizer Holdings, Inc.	1,035	90,055
Harbinger Group, Inc. (a)	278,307	2,282,117
Orchids Paper Products Company	15,745	345,288
Spectrum Brands Holdings, Inc. (a) (b)	88,374	4,475,259
WD-40 Company	18,038	963,590
		9,155,255
Personal Products - 0.3%
American Oriental Bioengineering, Inc. (a)	6,349	3,429
Avon Products, Inc.	10,759	182,688
Inter Parfums, Inc. (b)	85,487	1,855,923
Medifast, Inc. (a)	23,997	588,646
Nature's Sunshine Products, Inc.	2,162	31,176
Neptune Technologies & Bioressources, Inc. (a)	82,848	231,974
Nutraceutical International Corporation	17,102	300,653
Prestige Brands Holdings, Inc. (a) (b)	112,406	2,411,109
Revlon, Inc. (a) (b)	45,408	715,176
		6,320,774
Energy - 7.5%
Energy Equipment & Services - 2.2%
Bolt Technology Corporation	3,424	51,018
Bristow Group, Inc.	29,396	1,674,984
CARBO Ceramics, Inc.	542	43,420
Core Laboratories N.V.	1,527	194,906
Dawson Geophysical Company (a) (b)	46,774	1,249,801
Dresser-Rand Group, Inc. (a)	1,937	118,254
Dril-Quip, Inc. (a)	1,632	132,339
Exterran Partners, L.P.	28,495	669,063
FMC Technologies, Inc. (a)	2,415	114,350
Forum Energy Technologies, Inc. (a)	70,750	1,804,833
Geospace Technologies Corporation (a) (b)	7,318	659,791
Global Geophysical Services, Inc. (a)	2,354	8,992

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Energy - 7.5% (Continued)
Energy Equipment & Services - 2.2% (Continued)
Gulf Island Fabrication, Inc.	13,759	$319,484
Gulfmark Offshore, Inc. - Class A (b)	42,034	1,461,102
Helix Energy Solutions Group, Inc. (a)	143,746	3,409,655
Hercules Offshore, Inc. (a)	214,704	1,412,752
Hornbeck Offshore Services, Inc. (a) (b)	110,812	4,078,990
ION Geophysical Corporation (a)	94,888	645,238
Key Energy Services, Inc. (a)	43,542	353,996
Matrix Service Company (a)	159,986	2,284,600
Natural Gas Services Group, Inc. (a)	2,862	52,060
North American Energy Partners, Inc. (a) (b)	45,948	170,927
Oil States International, Inc. (a)	1,442	111,870
Pacific Drilling, S.A. (a)	25,634	266,850
Parker Drilling Company (a) (b)	670,833	3,770,081
PHI, Inc. (a)	3,849	127,363
Pioneer Energy Services Corporation (a) (b)	386,347	2,928,510
Precision Drilling Corporation	21,493	196,661
RigNet, Inc. (a)	24	514
SEACOR Holdings, Inc.	2,612	237,614
Seadrill Ltd.	45,528	1,806,551
Superior Energy Services, Inc. (a) (b)	212,398	5,303,578
Tesco Corporation (a) (b)	152,130	1,839,252
TETRA Technologies, Inc. (a)	153,188	1,302,098
TGC Industries, Inc. (b)	15,546	141,469
Transocean Ltd. (b)	3,204	181,699
Unit Corporation (a) (b)	47,776	2,299,459
Weatherford International Ltd. (a)	15,844	211,517
Willbros Group, Inc. (a)	141,361	924,501
		42,560,142
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corporation (a)	725,757	1,560,378
Access Midstream Partners, L.P.	2,935	107,069
Adams Resources & Energy, Inc.	2,659	94,900
Advantage Oil & Gas Ltd. (a) (b)	364,840	1,058,036
Alliance Holdings GP, L.P.	2,780	140,140
Alon USA Energy, Inc. (b)	470,842	9,237,920
Alon USA Partners, L.P. (a)	46,990	1,093,927
American Midstream Partners, L.P.	4,062	69,338
Atlas Energy, L.P.	200	7,682
Atlas Resource Partners, L.P.	26,226	613,688
Baytex Energy Corporation	3,749	172,417
Berry Petroleum Company - Class A	4,754	175,042
Boardwalk Pipeline Partners, L.P.	84,695	2,331,653
Buckeye Partners, L.P.	3,457	181,976
Callon Petroleum Company (a) (b)	307,085	1,581,488
Cameco Corporation	4,566	98,397
Capital Product Partners, L.P.	48,583	400,324
Cheniere Energy Partners, L.P.	32,937	762,492
Clayton Williams Energy, Inc. (a)	3,953	157,527
Cloud Peak Energy, Inc. (a)	7,942	139,064
Cobalt International Energy, Inc. (a)	4,172	101,004
Constellation Energy Partners, LLC (a)	1,600	2,016

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Energy - 7.5% (Continued)
Oil, Gas & Consumable Fuels - 5.3% (Continued)
Crestwood Midstream Partners, L.P. (b)	22,161	$575,964
Cross Timbers Royalty Trust	17,723	540,729
Crosstex Energy, Inc.	139,715	2,361,183
Crosstex Energy, L.P.	40,312	665,551
CVR Energy, Inc. (a)	9,428	553,895
Delek Logistics Partners, L.P. (a)	21,658	560,726
Delek US Holdings, Inc.	72,514	2,463,301
Denison Mines Corporation (a)	367,728	496,433
Diamondback Energy, Inc. (a)	23,827	534,201
Dorchester Minerals, L.P. (b)	27,756	617,849
Eagle Rock Energy Partners, L.P. (b)	29,491	279,280
ECA Marcellus Trust I	1,100	20,625
El Paso Pipeline Partners, L.P.	3,277	136,520
Enbridge Energy Management, LLC (a)	1	1
Enduro Royalty Trust	20,603	356,638
Energen Corporation	3,517	169,308
Energy Transfer Equity, L.P.	60	3,034
Enerplus Corporation	8,019	107,856
Enterprise Products Partners, L.P.	101	5,724
EPL Oil & Gas, Inc. (a)	15,390	376,439
EQT Midstream Partners, L.P.	8,359	295,240
EV Energy Partners, L.P.	3,274	192,511
Evolution Petroleum Corporation (a)	14,809	139,353
EXCO Resources, Inc.	2,290	14,679
FX Energy, Inc. (a) (b)	24,166	96,422
GasLog Ltd. (b)	74,467	947,220
Gastar Exploration Ltd. (a)	53,724	58,559
GeoMet, Inc. (a)	1,636	262
Global Partners, L.P.	13,589	454,008
Golar LNG Ltd.	1,726	70,852
Gran Tierra Energy, Inc. (a)	499,599	2,662,863
Gulfport Energy Corporation (a)	22,724	937,819
Imperial Oil Ltd.	6,877	302,244
Inergy, L.P. (b)	10,618	212,785
Kinder Morgan Management, LLC (a)	1	14
Kodiak Oil & Gas Corporation (a) (b)	296,377	2,726,668
Laredo Petroleum Holdings, Inc. (a)	45,974	848,220
Legacy Reserves, L.P.	24,385	613,283
Lehigh Gas Partners, L.P.	40,924	814,797
Linn Company, LLC	5,244	209,236
Lone Pine Resources, Inc. (a) (b)	668,451	768,719
Long Run Exploration Ltd. (a)	1	4
Longwei Petroleum Investment Holding Ltd. (a) (c)	76,597	23,745
LRR Energy, L.P.	23,418	407,707
Magellan Petroleum Corporation (a)	59	66
MarkWest Energy Partners, L.P.	1,765	97,463
Martin Midstream Partners, L.P. (b)	15,719	547,336
McMoRan Exploration Company (a)	31	490
Memorial Production Partners, L.P.	37,387	677,079
Mid-Con Energy Partners, L.P.	44,640	1,000,382
Midstates Petroleum Company, Inc. (a)	215,840	1,532,464

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Energy - 7.5% (Continued)
Oil, Gas & Consumable Fuels - 5.3% (Continued)
MV Oil Trust	13,321	$348,344
NGL Energy Partners, L.P.	1,483	37,372
Niska Gas Storage Partners, LLC	18,428	227,402
North European Oil Royalty Trust	856	21,922
Northern Tier Energy, L.P. (b)	211,732	5,335,646
NuStar GP Holdings, LLC	15,808	499,849
Oasis Petroleum, Inc. (a) (b)	186,643	6,696,751
Oiltanking Partners, L.P.	22,805	917,445
ONEOK Partners, L.P.	23	1,371
PAA Natural Gas Storage, L.P. (b)	44,183	881,009
Pacific Coast Oil Trust	39,912	727,995
Panhandle Oil & Gas, Inc.	70	2,001
PBF Energy, Inc. (a)	24,532	819,369
Pengrowth Energy Corporation	120,380	550,137
Penn Virginia Corporation (b)	1,032,567	4,429,712
Permian Basin Royalty Trust	35,111	481,021
Pioneer Southwest Energy Partners, L.P. (b)	28,351	719,548
PostRock Energy Corporation (a)	23,547	37,911
QEP Resources, Inc. (b)	4,467	131,106
QR Energy, L.P.	47,273	870,769
Regency Energy Partners, L.P.	5,778	142,832
Rentech, Inc.	197,175	605,327
Rose Rock Midstream, L.P.	277	8,950
Rosetta Resources, Inc. (a) (b)	111,183	5,894,923
Sabine Royalty Trust	445	20,848
SandRidge Mississippian Trust I	20,291	395,674
SandRidge Mississippian Trust II	35,128	664,270
SandRidge Permian Trust (b)	60,839	1,174,193
Scorpio Tankers, Inc. (a)	62,674	528,342
SemGroup Corporation - Class A (a)	38,688	1,669,774
Ship Finance International Ltd.	33,252	560,629
Spectra Energy Partners, L.P.	2,669	91,787
StealthGas, Inc. (a)	24,254	219,256
Stone Energy Corporation (a)	37,004	832,590
Summit Midstream Partners, L.P. (a)	10,294	225,130
Sunoco Logistics Partners, L.P.	3,198	193,991
Swift Energy Company (a)	17,183	258,948
Synergy Resources Corporation (a)	372,912	2,312,054
Syntroleum Corporation (a)	2,841	1,364
Targa Resources Corporation	38,207	2,306,175
TC Pipelines, L.P.	4,345	188,139
Teekay Corporation	48,327	1,700,144
Teekay LNG Partners, L.P.	4,280	170,858
Tengasco, Inc. (a)	45,716	32,458
Tesoro Logistics, L.P.	9,894	435,336
TransAtlantic Petroleum Ltd. (a) (b)	372,326	331,333
TransGlobe Energy Corporation (a) (b)	143,977	1,232,443
TransMontaigne Partners, L.P. (b)	19,684	811,571
Triangle Petroleum Corporation (a)	33,525	210,872
Tsakos Energy Navigation Ltd. (b)	253,515	1,069,833
Ur-Energy, Inc. (a) (b)	11,220	9,986

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Energy - 7.5% (Continued)
Oil, Gas & Consumable Fuels - 5.3% (Continued)
VAALCO Energy, Inc. (a)	137,997	$1,171,595
VOC Energy Trust	53,914	715,439
W&T Offshore, Inc.	22,974	404,342
Warren Resources, Inc. (a) (b)	794,501	2,407,338
Western Gas Partners, L.P.	3,036	159,603
Western Refining, Inc. (b)	15,159	509,797
Westmoreland Coal Company (a) (b)	800	8,032
Whiting USA Trust II	68,834	1,190,828
ZaZa Energy Corporation (a)	51,953	84,683
		102,252,592
Financials - 15.3%
Capital Markets - 2.6%
Apollo Global Management, LLC - Class A	66,648	1,484,251
Apollo Investment Corporation	11,378	102,402
Arlington Asset Investment Corporation - Class A	15,699	366,886
Artio Global Investors, Inc.	38,379	75,607
BGC Partners, Inc. - Class A	454,904	1,815,067
BlackRock Kelso Capital Corporation	12,224	130,430
Blackstone Group, L.P. (The)	8,513	157,490
Calamos Asset Management, Inc. - Class A (b)	118,269	1,232,363
Capital Southwest Corporation	956	103,105
CIFC Corporation (a)	600	5,298
Cowen Group, Inc. (a)	187,323	498,279
Diamond Hill Investment Group, Inc.	1,320	95,489
Duff & Phelps Corporation (b)	492,763	7,830,004
E*TRADE Financial Corporation (a) (b)	328,416	3,484,494
Eaton Vance Corporation	4,372	158,266
Ellington Financial, LLC	3,551	84,869
Epoch Holding Corporation	144,455	4,044,740
Evercore Partners, Inc. - Class A	27,636	1,059,012
FBR Capital Markets & Company (a)	776	3,081
Financial Engines, Inc. (a)	4,143	137,796
FirstCity Financial Corporation (a)	2,550	25,092
Fortress Investment Group, LLC - Class A (b)	40,332	206,097
Full Circle Capital Corporation	55	423
GAMCO Investors, Inc. - Class A	8,652	487,540
GFI Group, Inc. (b)	103,465	351,781
Gladstone Capital Corporation	44,205	401,381
Gleacher & Company, Inc. (a)	20,892	16,087
Golub Capital BDC, Inc. (b)	186,957	3,010,008
GSV Capital Corporation (a)	45,367	387,888
Hercules Technology Growth Capital, Inc.	12,624	154,392
HFF, Inc. - Class A	56,489	985,168
Horizon Technology Finance Corporation	1,147	17,629
ICG Group, Inc. (a)	18,616	223,392
INTL FCStone, Inc. (a)	23,131	405,255
Investment Technology Group, Inc. (a)	65,637	664,246
Janus Capital Group, Inc. (b)	85,855	798,451
Jefferies Group, Inc.	6,130	122,171
KBW, Inc.	40,741	646,560
KKR & Company, L.P.	7,955	134,280

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Capital Markets - 2.6% (Continued)
Lazard Ltd. - Class A	5,129	$177,720
LPL Financial Holdings, Inc.	11	366
Main Street Capital Corporation	15,861	504,856
MCG Capital Corporation	121,930	562,097
Medallion Financial Corporation	37,487	479,459
Medley Capital Corporation	6,725	102,220
Monroe Capital Corporation	9,761	147,391
New Mountain Finance Corporation	82,040	1,230,600
NGP Capital Resources Company	4,117	29,972
Oaktree Capital Group, LLC (b)	17,114	822,157
Oppenheimer Holdings, Inc.	435	7,399
PennantPark Investment Corporation	228,347	2,552,919
Piper Jaffray Companies, Inc. (a)	35,088	1,358,958
Pzena Investment Management, Inc. - Class A	1,392	8,115
Solar Capital Ltd.	11,075	279,865
Solar Senior Capital Ltd.	8,851	164,983
Steel Excel, Inc. (a)	7,701	198,301
Stifel Financial Corporation (a)	56,985	2,099,897
SWS Group, Inc. (a)	41,736	275,040
TCP Capital Corporation	29,108	431,672
THL Credit, Inc.	135,699	2,023,272
TICC Capital Corporation	5,257	56,145
U.S. Global Investors, Inc.	271	1,054
Virtus Investment Partners, Inc. (a) (b)	5,869	874,540
Waddell & Reed Financial, Inc. - Class A	8,815	349,956
Westwood Holdings Group, Inc.	1,162	48,850
WhiteHorse Finance, Inc.	20,006	300,090
WisdomTree Investments, Inc. (a)	304,151	2,630,906
		49,625,570
Commercial Banks - 2.6%
1st Source Corporation	12,475	281,935
Alliance Financial Corporation	3,905	174,202
Ames National Corporation	95	2,079
Associated Banc-Corp	15,993	228,220
BancFirst Corporation	1,037	42,413
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	75,253	1,745,870
Bancorp, Inc. (The) (a) (b)	43,328	510,404
Bank of Marin Bancorp	554	21,744
BOK Financial Corporation	23,151	1,297,614
Bridge Bancorp, Inc.	313	6,398
Bridge Capital Holdings (a)	1,177	18,467
BSB Bancorp, Inc. (a)	2,273	28,981
Capital Bank Financial Corporation - Class A (a)	14,541	224,949
CapitalSource, Inc.	205,955	1,670,295
Cardinal Financial Corporation	8,475	138,481
Cathay General Bancorp (b)	68,057	1,320,986
CenterState Banks, Inc.	3,224	28,532
Central Pacific Financial Corporation (a)	20,463	329,659
Chemical Financial Corporation	887	21,563
Commerce Bancshares, Inc. (b)	13,201	495,698

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Commercial Banks - 2.6% (Continued)
CVB Financial Corporation	19,393	$213,323
East West Bancorp, Inc. (b)	180,690	4,237,180
Financial Institutions, Inc.	331	6,650
First Bancorp (North Carolina)	3,031	38,494
First Bancorp, Inc. (The)	315	5,216
First California Financial Group, Inc. (a)	11,998	96,224
First Community Bancshares, Inc.	3,631	57,914
First Financial Corporation	11,999	362,010
First Horizon National Corporation (b)	491,803	5,021,309
First Interstate BancSystem, Inc.	22,773	392,379
First Merchants Corporation	32,226	485,001
First Midwest Bancorp, Inc.	107,888	1,366,941
First of Long Island Corporation (The)	111	3,237
First Republic Bank (b)	45,562	1,626,108
Fulton Financial Corporation	8,986	97,858
German American Bancorp, Inc.	200	4,466
Hancock Holding Company	102,054	3,084,072
Hanmi Financial Corporation (a)	145,670	2,396,271
Home BancShares, Inc. (b)	20,655	717,142
HomeTrust Bancshares, Inc. (a)	6,295	90,963
Hudson Valley Holding Corporation	275	4,207
Huntington Bancshares, Inc.	18,144	126,282
IBERIABANK Corporation	7,536	388,029
Investors Bancorp, Inc. (b)	31,748	560,352
Lakeland Financial Corporation	14,236	347,928
MainSource Financial Group, Inc.	791	10,916
MB Financial, Inc.	26,060	582,962
Merchants Bancshares, Inc.	4	113
National Bank Holdings Corporation - Class A	15,612	281,797
OmniAmerican Bancorp, Inc. (a)	5,488	136,157
OptimumBank Holdings, Inc. (a)	3,546	1,844
Pacific Mercantile Bancorp (a)	100	580
Pacific Premier Bancorp, Inc. (a)	14,856	171,290
Patriot National Bancorp (a)	6	10
Popular, Inc. (a)	84,086	2,256,868
Preferred Bank (a)	488	7,335
PrivateBancorp, Inc.	8,014	137,600
Prosperity Bancshares, Inc.	38,915	1,755,456
Sandy Spring Bancorp, Inc.	2,150	42,677
Seacoast Banking Corporation of Florida (a)	832	1,489
Signature Bank Corporation (a)	16,216	1,198,849
State Bank Financial Corporation	1,162	18,545
StellarOne Corporation	11,702	174,945
Suffolk Bancorp (a)	300	4,149
Sun Bancorp, Inc. (a) (b)	48,414	167,512
Susquehanna Bancshares, Inc.	41,527	474,238
SVB Financial Group (a)	63,448	4,211,044
Trustmark Corporation	388	8,974
UMB Financial Corporation	43,717	1,935,352
Umpqua Holdings Corporation	11,087	140,140
Union First Market Bankshares Corporation	3,287	57,457

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Commercial Banks - 2.6% (Continued)
United Community Banks, Inc. (a) (b)	375,078	$3,934,568
Virginia Commerce Bancorp (a)	41,131	540,461
Washington Banking Company	320	4,509
Washington Trust Bancorp, Inc.	3,407	89,809
Webster Financial Corporation	5,222	116,189
WesBanco, Inc.	1,026	23,793
West Bancorporation, Inc.	300	3,321
West Coast Bancorp	19,873	471,388
Western Alliance Bancorp (a)	2,828	34,784
Wilshire Bancorp, Inc. (a)	70,590	433,423
		49,748,590
Consumer Finance - 0.4%
Cash America International, Inc.	78,526	3,762,181
DFC Global Corporation (a)	81,746	1,574,428
EZCORP, Inc. - Class A (a) (b)	21,176	470,107
First Cash Financial Services, Inc. (a)	2,390	127,411
First Marblehead Corporation (The) (a)	200	194
Imperial Holdings, Inc. (a)	293	1,231
Nelnet, Inc. - Class A (b)	85,722	2,608,520
		8,544,072
Diversified Financial Services - 0.3%
Asset Acceptance Capital Corporation (a)	11,736	63,022
Compass Diversified Holdings, Inc.	50,408	797,455
Consumer Portfolio Services, Inc. (a)	777	5,346
Global Eagle Entertainment, Inc. (a)	10,503	105,450
Leucadia National Corporation	4,484	114,118
MarketAxess Holdings, Inc. (b)	12,719	480,905
Marlin Business Services Corporation	5,524	121,528
MSCI, Inc. - Class A (a)	5,972	201,495
NewStar Financial, Inc. (a)	1,756	25,041
PHH Corporation (a) (b)	134,612	2,945,311
Primus Guaranty Ltd. (a)	845	7,901
ROI Acquisition Corporation (a) (c)	16,496	173,373
Sprott Resource Lending Corporation	155	232
Texas Pacific Land Trust	837	43,105
		5,084,282
Insurance - 4.3%
Allied World Assurance Company Holdings A.G. (b)	40,788	3,460,046
Alterra Capital Holdings Ltd.	35,846	1,092,228
American Equity Investment Life Holding Company	30,904	416,586
American National Insurance Company (b)	19,725	1,522,967
American Safety Insurance Holdings Ltd. (a)	25,036	500,219
AMERISAFE, Inc. (a)	50,013	1,432,372
AmTrust Financial Services, Inc.	12,208	405,794
Arch Capital Group Ltd. (a)	3,579	166,137
Argo Group International Holdings Ltd.	22,754	821,192
Arthur J. Gallagher & Company	10,202	376,964
Aspen Insurance Holdings Ltd. (b)	156,849	5,350,119
Berkley (W.R.) Corporation	8,942	368,142
Brown & Brown, Inc. (b)	14,766	403,703
Citizens, Inc. (a)	3,304	33,073

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Insurance - 4.3% (Continued)
eHealth, Inc. (a)	7,140	$174,002
EMC Insurance Group, Inc.	51	1,273
Employers Holdings, Inc. (b)	74,204	1,581,287
Endurance Specialty Holdings Ltd. (b)	137,481	5,900,685
Erie Indemnity Company - Class A	8,838	630,503
FBL Financial Group, Inc. - Class A	7,642	266,935
First American Financial Corporation (b)	111,526	2,664,356
Genworth Financial, Inc. - Class A (a)	20,670	189,544
Global Indemnity plc (a)	996	21,026
Greenlight Capital Re Ltd. - Class A (a)	25,258	607,455
Hanover Insurance Group, Inc. (The) (b)	167,455	6,959,430
HCC Insurance Holdings, Inc. (b)	60,005	2,320,993
Hilltop Holdings, Inc. (a)	1,696	22,285
Horace Mann Educators Corporation (b)	145,939	3,172,714
Infinity Property & Casualty Corporation (b)	16,478	979,947
Kansas City Life Insurance Company (b)	5,761	223,181
Kemper Corporation	73,626	2,452,482
Maiden Holdings Ltd. (b)	341,923	3,477,357
Markel Corporation (a)	2,523	1,201,276
Meadowbrook Insurance Group, Inc. (b)	257,020	1,611,515
Mercury General Corporation	49,909	1,976,396
Navigators Group, Inc. (The) (a)	7,313	396,584
Old Republic International Corporation (b)	198,393	2,261,680
OneBeacon Insurance Group Ltd. - Class A	36,896	503,999
Phoenix Companies, Inc. (The) (a)	15,737	427,732
Primerica, Inc. (b)	110,132	3,621,140
ProAssurance Corporation	58,667	2,642,362
Protective Life Corporation (b)	124,788	3,948,292
RenaissanceRe Holdings Ltd.	1,303	111,589
RLI Corporation	15,558	1,073,658
Safety Insurance Group, Inc. (b)	33,429	1,604,926
SeaBright Holdings, Inc.	328,736	3,645,682
StanCorp Financial Group, Inc.	34,263	1,332,488
State Auto Financial Corporation	7,048	107,271
Stewart Information Services Corporation	22,046	585,542
Sun Life Financial, Inc.	6,826	198,910
Symetra Financial Corporation (b)	423,745	5,911,243
United Fire Group, Inc. (b)	50,239	1,165,042
Universal Insurance Holdings, Inc.	65	295
Validus Holdings Ltd.	5,752	209,430
		82,532,049
Real Estate Investment Trusts (REIT) - 3.6%
AG Mortgage Investment Trust, Inc. (b)	81,390	2,067,306
Agree Realty Corporation	25,161	713,566
Alexandria Real Estate Equities, Inc.	1,379	99,978
American Assets Trust, Inc. (b)	23,693	684,728
American Capital Agency Corporation	6,704	212,048
American Capital Mortgage Investment Corporation	9,204	240,040
AmREIT, Inc. - Class B	949	16,693
Annaly Capital Management, Inc.	14,063	209,117
Anworth Mortgage Asset Corporation	62,557	391,607

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Real Estate Investment Trusts (REIT) - 3.6% (Continued)
Apartment Investment & Management Company - Class A	12,789	$348,884
Apollo Commercial Real Estate Finance, Inc.	41,941	732,290
Associated Estates Realty Corporation	15,787	254,960
BRE Properties, Inc.	3,849	195,837
Camden Property Trust	13,146	912,201
CapLease, Inc.	391,886	2,269,020
Capstead Mortgage Corporation	203,321	2,517,114
Care Investment Trust, Inc.	18,515	137,196
Chatham Lodging Trust	89,005	1,401,829
Chesapeake Lodging Trust	29,969	639,838
Chimera Investment Corporation	105,569	321,985
Colony Financial, Inc.	38,255	823,248
CommonWealth REIT (b)	176,762	2,905,967
CoreSite Realty Corporation	18,620	549,290
Cousins Properties, Inc.	61,426	546,691
CreXus Investment Corporation	12,250	162,803
CYS Investments, Inc.	8,880	115,440
DCT Industrial Trust, Inc.	546,448	3,857,923
DDR Corporation	7,236	120,045
DiamondRock Hospitality Company (b)	24,030	219,154
Douglas Emmett, Inc.	20,685	482,374
Dynex Capital, Inc.	19,685	199,015
EastGroup Properties, Inc.	27,922	1,564,749
Education Realty Trust, Inc.	38,502	413,897
Equity Lifestyle Properties, Inc.	17,896	1,281,354
Equity Residential	13,271	735,081
FelCor Lodging Trust, Inc. (a)	350,924	1,887,971
Government Properties Income Trust	2,553	63,442
Gramercy Capital Corporation (a) (b)	1,015,911	3,647,120
Gyrodyne Company of America, Inc.	730	53,560
Hatteras Financial Corporation	74,360	2,013,669
Healthcare Realty Trust, Inc.	8,040	204,859
Hersha Hospitality Trust	115,625	610,500
Highwoods Properties, Inc.	3,497	125,892
Hudson Pacific Properties, Inc.	15,019	321,857
Inland Real Estate Corporation	33,107	300,612
Invesco Mortgage Capital, Inc.	71,433	1,550,096
Investors Real Estate Trust	37,599	351,927
JAVELIN Mortgage Investment Corporation	14,979	295,835
Kite Realty Group Trust (b)	371,497	2,247,557
LTC Properties, Inc. (b)	10,139	377,576
Medical Properties Trust, Inc.	42,663	573,817
MPG Office Trust, Inc. (a)	47,789	143,845
National Retail Properties, Inc.	14,618	468,068
Newcastle Investment Corporation (b)	28,454	298,482
One Liberty Properties, Inc. (b)	11,268	248,797
Parkway Properties, Inc.	20,434	323,675
Pebblebrook Hotel Trust	18,422	458,892
Pennsylvania Real Estate Investment Trust	2,652	48,903
PennyMac Mortgage Investment Trust	4,977	132,388

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Real Estate Investment Trusts (REIT) - 3.6% (Continued)
Potlatch Corporation	35,180	$1,526,460
PS Business Parks, Inc.	3,826	273,023
RAIT Financial Trust	173,116	1,192,769
Ramco-Gershenson Properties Trust	10,054	152,016
Resource Capital Corporation (b)	1,067,520	6,639,974
RLJ Lodging Trust	87,666	1,833,096
Saul Centers, Inc. (b)	16,708	714,267
Select Income REIT (b)	23,976	603,476
Senior Housing Properties Trust	7,978	192,190
Silver Bay Realty Trust Corporation (a)	63,351	1,315,167
Sovran Self Storage, Inc.	6,909	450,743
Spirit Realty Capital, Inc.	99,574	1,937,710
STAG Industrial, Inc.	27,339	539,125
Strategic Hotels & Resorts, Inc. (a)	291,063	2,127,671
Summit Hotel Properties, Inc.	180,408	1,657,950
Sunstone Hotel Investors, Inc. (a) (b)	41,225	476,973
Terreno Realty Corporation	8,119	135,587
Two Harbors Investment Corporation	87,366	1,085,086
Universal Health Realty Income Trust	6,064	334,308
Urstadt Biddle Properties, Inc. - Class A	11,475	232,254
W.P. Carey, Inc.	3,040	170,635
Washington Real Estate Investment Trust	9,724	276,940
Weingarten Realty Investors	9,159	264,146
Western Asset Mortgage Capital Corporation	19,236	416,459
Whitestone REIT - Class B	31,653	449,473
Winthrop Realty Trust	36,921	441,206
		70,531,312
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc. (a)	65,263	2,192,837
Altisource Asset Management Corporation (a)	169	21,252
Altisource Portfolio Solutions, S.A. (a)	1,944	170,819
Altisource Residential Corporation - Class B (a)	16,524	297,432
American Realty Capital Properties, Inc.	57,125	766,618
Brookfield Asset Management, Inc. - Class A (b)	2,571	94,947
Brookfield Office Properties, Inc. (b)	104,414	1,717,610
FirstService Corporation (a)	9,598	282,181
Forest City Enterprises, Inc. - Class A (a)	88,892	1,503,164
Forestar Group, Inc. (a)	114,771	2,184,092
Gazit-Globe Ltd.	220	2,812
Granite Real Estate Investment Trust (b)	9,001	350,589
Grubb & Ellis Company (a)	98	–
Howard Hughes Corporation (a)	17,321	1,247,112
Jones Lang LaSalle, Inc.	1,361	125,403
Kennedy-Wilson Holdings, Inc.	18,480	277,015
Tejon Ranch Company (a) (b)	27,240	832,454
		12,066,337
Thrifts & Mortgage Finance - 0.9%
America First Tax Exempt Investors, L.P.	35,399	251,333
Apollo Residential Mortgage, Inc.	17,233	390,155
Bank Mutual Corporation	63,873	327,669
BankFinancial Corporation	196	1,480

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Thrifts & Mortgage Finance - 0.9% (Continued)
Brookline Bancorp, Inc.	19,740	$173,909
Capitol Federal Financial, Inc.	166,032	1,950,876
Charter Financial Corporation	1,229	13,961
Clifton Savings Bancorp, Inc.	82	955
Dime Community Bancshares, Inc.	53,991	745,616
Doral Financial Corporation (a)	16,336	10,765
Federal Agricultural Mortgage Corporation	10,006	343,306
First Defiance Financial Corporation	4,172	85,443
Flagstar Bancorp, Inc. (a)	62,580	984,383
Fox Chase Bancorp, Inc.	300	5,163
Franklin Financial Corporation	4,033	69,892
Hudson City Bancorp, Inc.	88,507	756,735
OceanFirst Financial Corporation	36,286	514,898
Oritani Financial Corporation (b)	88,352	1,337,649
PMI Group, Inc. (The) (a) (b)	394,653	10,261
Provident Financial Holdings, Inc.	59,570	991,245
Provident Financial Services, Inc. (b)	137,840	2,044,167
Rockville Financial, Inc.	6,779	87,314
Roma Financial Corporation	9,892	149,171
Security National Financial Corporation - Class A (a)	1	9
Simplicity Bancorp, Inc.	269	3,879
Territorial Bancorp, Inc.	55	1,260
TFS Financial Corporation (a) (b)	61,528	629,432
Tree.com, Inc.	25	437
United Financial Bancorp, Inc.	15,331	229,505
ViewPoint Financial Group, Inc. (b)	71,821	1,519,014
Walker & Dunlop, Inc. (a)	100,115	2,150,470
Washington Federal, Inc.	41,494	729,880
Westfield Financial, Inc.	9,558	72,067
WSFS Financial Corporation (b)	9,120	414,686
		16,996,985
Health Care - 12.1%
Biotechnology - 3.2%
ACADIA Pharmaceuticals, Inc. (a) (b)	54,584	329,142
Acorda Therapeutics, Inc. (a)	65,576	1,893,835
Aegerion Pharmaceuticals, Inc. (a)	316	8,946
AEterna Zentaris, Inc. (a)	24,406	69,801
Affymax, Inc. (a)	21,483	404,095
Agenus, Inc. (a)	38,029	173,032
Alkermes plc (a) (b)	211,533	4,875,836
Alnylam Pharmaceuticals, Inc. (a)	79,060	1,907,718
AMAG Pharmaceuticals, Inc. (a)	43,701	697,031
Amicus Therapeutics, Inc. (a) (b)	143,319	544,612
Anacor Pharmaceuticals, Inc. (a)	72,646	289,858
Ariad Pharmaceuticals, Inc. (a)	13,772	273,787
ArQule, Inc. (a)	900,364	2,277,921
Array BioPharma, Inc. (a) (b)	712,837	2,687,395
Astex Pharmaceuticals, Inc. (a) (b)	770,990	2,582,816
BioCryst Pharmaceuticals, Inc. (a)	408,344	661,517
BioMarin Pharmaceutical, Inc. (a)	3,643	199,964
BioMimetic Therapeutics, Inc. (a)	92,360	783,213

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Health Care - 12.1% (Continued)
Biotechnology - 3.2% (Continued)
Cell Therapeutics, Inc. (a)	27,119	$39,051
Cepheid (a)	5,166	187,113
Chelsea Therapeutics International Ltd. (a)	188,248	156,434
Codexis, Inc. (a) (b)	69,720	165,236
Coronado Biosciences, Inc. (a)	40,376	296,360
Cytokinetics, Inc. (a)	68,314	80,611
Discovery Laboratories, Inc. (a)	39,050	87,862
Dynavax Technologies Corporation (a)	234,554	724,772
Emergent BioSolutions, Inc. (a) (b)	264,429	4,244,085
Genomic Health, Inc. (a)	13,796	386,978
Geron Corporation (a) (b)	644,277	1,017,958
GTx, Inc. (a)	3,913	19,565
Halozyme Therapeutics, Inc. (a)	66,962	447,976
Hyperion Therapeutics, Inc. (a)	2,115	33,057
Idenix Pharmaceuticals, Inc. (a) (b)	490,456	2,329,666
Inovio Pharmaceuticals, Inc. (a)	4,141	2,712
Insmed, Inc. (a)	37,503	219,393
Intercept Pharmaceuticals, Inc. (a)	5,664	228,769
Ironwood Pharmaceuticals, Inc. (a)	41,549	532,658
KYTHERA Biopharmaceuticals, Inc. (a)	10,957	306,467
Ligand Pharmaceuticals, Inc. (a)	12,137	243,954
Maxygen, Inc.	84,250	206,412
Myrexis, Inc. (a)	891	2,620
Myriad Genetics, Inc. (a) (b)	150,850	4,082,001
Nanosphere, Inc. (a)	740,020	2,079,456
Neurocrine Biosciences, Inc. (a) (b)	153,979	1,395,050
Novavax, Inc. (a)	557,325	997,612
NPS Pharmaceuticals, Inc. (a) (b)	398,482	3,522,581
OncoGenex Pharmaceuticals, Inc. (a)	6,215	81,789
Oncothyreon, Inc. (a)	141,700	280,566
Peregrine Pharmaceuticals, Inc. (a)	10,640	20,003
Pharmacyclics, Inc. (a)	4,414	306,023
PharmAthene, Inc. (a)	303	433
Progenics Pharmaceuticals, Inc. (a)	85,762	244,422
Prothena Corporation plc (a)	17,020	102,290
Puma Biotechnology, Inc. (a)	29,346	679,066
QLT, Inc. (a) (b)	112,779	901,104
Rigel Pharmaceuticals, Inc. (a)	253,090	1,660,270
Sangamo Biosciences, Inc. (a)	55,543	531,547
Sarepta Therapeutics, Inc. (a)	23,742	642,221
SciClone Pharmaceuticals, Inc. (a) (b)	509,617	2,665,297
Seattle Genetics, Inc. (a)	16,202	477,149
Sinovac Biotech Ltd. (a)	3,340	10,488
Sunesis Pharmaceuticals, Inc. (a)	47,688	270,391
Synageva BioPharma Corporation (a)	6,404	296,249
Synergy Pharmaceuticals, Inc. (a)	177,279	994,535
Threshold Pharmaceuticals, Inc. (a)	94,096	434,724
Transition Therapeutics, Inc. (a)	84	184
Trius Therapeutics, Inc. (a)	426,966	2,203,145
TrovaGene, Inc. (a)	4,472	30,812
Vanda Pharmaceuticals, Inc. (a)	76,181	306,248

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Health Care - 12.1% (Continued)
Biotechnology - 3.2% (Continued)
Vical, Inc. (a) (b)	179,722	$643,405
YM BioSciences, Inc. (a) (b)	994,495	2,923,815
		61,403,104
Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (a)	294,186	1,503,290
Alere, Inc. (a) (b)	254,669	5,414,263
Analogic Corporation (b)	7,823	596,034
AngioDynamics, Inc. (a)	7,176	87,547
Anika Therapeutics, Inc. (a) (b)	82,765	878,964
Antares Pharma, Inc. (a)	234,704	894,222
ArthroCare Corporation (a)	17,471	636,469
AtriCure, Inc. (a)	16,299	131,370
Cantel Medical Corporation (b)	93,097	2,924,177
Cardiovascular Systems, Inc. (a)	81,092	1,276,388
CareFusion Corporation (a)	5,001	155,231
CONMED Corporation	19,739	579,734
CryoLife, Inc.	14,609	93,790
Cutera, Inc. (a)	19,746	217,206
Cyberonics, Inc. (a) (b)	56,371	2,444,247
Cynosure, Inc. - Class A (a) (b)	98,339	2,625,651
Endologix, Inc. (a)	74,941	1,148,846
EnteroMedics, Inc. (a)	138,849	429,043
Exactech, Inc. (a)	17	326
Given Imaging Ltd. (a) (b)	52,528	864,086
Globus Medical, Inc. - Class A (a)	10,524	134,497
Greatbatch, Inc. (a)	46,770	1,241,276
Haemonetics Corporation (a)	11,493	482,016
Hill-Rom Holdings, Inc. (b)	230,247	7,639,595
IDEXX Laboratories, Inc. (a)	1,786	170,045
IMRIS, Inc. (a)	26,407	101,403
Integra LifeSciences Holdings Corporation (a)	10,358	436,590
Invacare Corporation	23,016	362,042
Masimo Corporation	14,718	298,775
Medical Action Industries, Inc. (a)	151	696
Merit Medical Systems, Inc. (a)	34,178	474,049
Natus Medical, Inc. (a) (b)	149,703	1,844,341
Neogen Corporation (a)	462	21,478
Novadaq Technologies, Inc. (a)	27,196	255,370
NuVasive, Inc. (a) (b)	265,390	4,572,670
NxStage Medical, Inc. (a)	35,917	420,229
OraSure Technologies, Inc. (a)	151,542	1,068,371
Orthofix International N.V. (a)	59,211	2,258,900
PhotoMedex, Inc. (a)	5,000	70,850
RTI Biologics, Inc. (a)	477	2,347
Sirona Dental Systems, Inc. (a)	2,225	147,896
Solta Medical, Inc. (a)	11,863	30,369
Spectranetics Corporation (The) (a)	26,354	439,058
STAAR Surgical Company (a)	4,170	23,602
STERIS Corporation (b)	6,086	229,625
Sunshine Heart, Inc. (a)	49,529	289,745
SurModics, Inc. (a)	124,619	3,004,564

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Health Care - 12.1% (Continued)
Health Care Equipment & Supplies - 3.3% (Continued)
Symmetry Medical, Inc. (a) (b)	377,324	$4,041,140
Syneron Medical Ltd. (a) (b)	129,715	1,325,687
Teleflex, Inc.	2,408	180,600
Thoratec Corporation (a)	4,693	171,435
Tornier N.V. (a) (b)	130,375	2,247,665
TranS1, Inc. (a)	3,199	7,966
Varian Medical Systems, Inc. (a)	1,724	121,801
Vascular Solutions, Inc. (a)	31,210	521,519
Vermillion, Inc. (a)	3,400	4,216
West Pharmaceutical Services, Inc. (b)	74,420	4,406,408
Young Innovations, Inc.	24,100	1,035,336
		62,985,056
Health Care Providers & Services - 3.6%
Addus HomeCare Corporation (a)	9,806	81,194
Alliance Healthcare Services, Inc. (a) (b)	14,156	92,014
Almost Family, Inc.	15,926	318,839
Amedisys, Inc. (a) (b)	154,171	1,714,381
AMN Healthcare Services, Inc. (a)	212,028	2,576,140
AmSurg Corporation (a) (b)	117,584	3,669,797
Assisted Living Concepts, Inc. - Class A	65,456	642,778
BioScrip, Inc. (a)	181,882	2,042,535
Brookdale Senior Living, Inc. (a)	5,376	145,206
Capital Senior Living Corporation (a) (b)	144,702	3,072,023
CardioNet, Inc. (a)	696	1,566
Catamaran Corporation (a)	3,496	181,407
Community Health Systems, Inc.	40,152	1,539,026
Corvel Corporation (a)	4,431	202,940
Coventry Health Care, Inc.	7,347	336,713
Cross Country Healthcare, Inc. (a) (b)	137,477	776,745
Emeritus Corporation (a) (b)	102,713	2,781,468
Ensign Group, Inc. (The)	11,010	314,446
Five Star Quality Care, Inc. (a)	557,662	3,156,367
Gentiva Health Services, Inc. (a)	122,232	1,211,319
Hanger, Inc. (a) (b)	40,576	1,165,748
HCA Holdings, Inc.	3,046	114,682
Health Management Associates, Inc. - Class A (a)	99,324	1,036,943
Health Net, Inc. (a)	31,034	844,125
HealthSouth Corporation (a) (b)	77,314	1,844,712
Kindred Healthcare, Inc. (a) (b)	105,849	1,141,052
Laboratory Corporation of America Holdings (a)	1,816	162,532
Landauer, Inc. (b)	1,857	116,972
LCA-Vision, Inc. (a)	50,285	164,935
LHC Group, Inc. (a) (b)	68,465	1,462,412
LifePoint Hospitals, Inc. (a)	5,874	256,753
Magellan Health Services, Inc. (a) (b)	57,357	2,942,414
MEDNAX, Inc. (a)	1,982	169,580
Molina Healthcare, Inc. (a)	19,400	556,974
MWI Veterinary Supply, Inc. (a)	971	109,053
National Healthcare Corporation	921	44,328
National Research Corporation	3,113	167,417
PDI, Inc. (a)	62	480

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Health Care - 12.1% (Continued)
Health Care Providers & Services - 3.6% (Continued)
PharMerica Corporation (a) (b)	118,293	$1,712,883
Providence Service Corporation (The) (a)	186,539	3,456,568
PSS World Medical, Inc. (a)	130,196	3,766,570
RadNet, Inc. (a)	625	1,850
Select Medical Holdings Corporation (b)	463,492	4,514,412
Skilled Healthcare Group, Inc. - Class A (a)	142,128	756,121
Team Health Holdings, Inc. (a)	18,520	627,272
Tenet Healthcare Corporation (a) (b)	195,203	7,579,732
Triple-S Management Corporation (a) (b)	5,373	97,090
U.S. Physical Therapy, Inc. (b)	93,756	2,306,398
Universal American Corporation (b)	255,043	2,389,753
Vanguard Health Systems, Inc. (a) (b)	254,749	3,558,844
VCA Antech, Inc. (a)	5,047	109,015
WellCare Health Plans, Inc. (a)	32,887	1,667,700
		69,702,224
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	53,544	593,267
Computer Programs & Systems, Inc.	6,957	366,008
Epocrates, Inc. (a)	169,329	1,977,763
HealthStream, Inc. (a)	534	13,233
MedAssets, Inc. (a) (b)	78,197	1,528,751
Merge Healthcare, Inc. (a)	587,100	1,579,299
Omnicell, Inc. (a) (b)	95,365	1,506,767
Quality Systems, Inc.	137,571	2,509,295
		10,074,383
Life Sciences Tools & Services - 0.9%
Albany Molecular Research, Inc. (a)	145,702	869,841
BG Medicine, Inc. (a)	16,875	34,594
Bruker Corporation (a)	191,944	3,238,095
Cambrex Corporation (a)	224,991	2,643,644
Charles River Laboratories International, Inc. (a)	93,743	3,873,461
Complete Genomics, Inc. (a)	1,094	3,413
Compugen Ltd. (a)	21,204	114,926
Covance, Inc. (a)	3,711	247,561
Enzo Biochem, Inc. (a)	24	69
Fluidigm Corporation (a)	8,830	145,695
Harvard Bioscience, Inc. (a) (b)	8,322	41,360
Illumina, Inc. (a)	3,850	194,925
Luminex Corporation (a)	45,739	840,683
Mettler-Toledo International, Inc. (a)	666	141,545
Nordion, Inc. (b)	142,237	1,004,193
Pacific Biosciences of California, Inc. (a) (b)	113,697	281,969
PerkinElmer, Inc.	8,566	301,866
pSivida Corporation (a)	305	424
Qiagen N.V. (a)	15,046	315,966
Techne Corporation	41,142	2,949,059
		17,243,289
Pharmaceuticals - 0.6%
Alimera Sciences, Inc. (a)	31,921	62,565
Auxilium Pharmaceuticals, Inc. (a)	70,452	1,296,317
Biostar Pharmaceuticals, Inc. (a)	179	197

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Health Care - 12.1% (Continued)
Pharmaceuticals - 0.6% (Continued)
Biota Pharmaceuticals, Inc. (b)	24,905	$98,375
Cardiome Pharma Corporation (a) (b)	115,910	54,941
Corcept Therapeutics, Inc. (a)	336,579	730,376
Cornerstone Therapeutics, Inc. (a)	95,170	518,677
DepoMed, Inc. (a)	22,157	155,321
DURECT Corporation (a) (b)	162,892	177,552
Eli Lilly & Company	2,495	133,957
Endocyte, Inc. (a)	18,788	188,444
Hi-Tech Pharmacal Company, Inc.	6,075	222,345
Impax Laboratories, Inc. (a) (b)	48,254	972,801
Jazz Pharmaceuticals plc (a)	1,378	77,705
Medicines Company (The) (a)	37,059	1,107,323
Omeros Corporation (a)	9,655	52,716
Pain Therapeutics, Inc. (a)	19,776	54,186
Pernix Therapeutics Holdings, Inc. (a)	25,853	209,151
Perrigo Company	1,899	190,868
Sagent Pharmaceuticals, Inc. (a)	378	6,010
Salix Pharmaceuticals Ltd. (a) (b)	75,935	3,637,286
Sucampo Pharmaceuticals, Inc. (a)	13,989	72,603
Ventrus BioSciences, Inc. (a)	18,422	47,160
Warner Chilcott plc	105,754	1,498,534
Zogenix, Inc. (a)	303,706	431,263
		11,996,673
Industrials - 13.7%
Aerospace & Defense - 1.5%
AAR Corporation (b)	61,033	1,150,472
AeroVironment, Inc. (a)	46,223	1,000,728
Alliant Techsystems, Inc.	41,533	2,688,016
American Science & Engineering, Inc.	5,201	351,483
Astronics Corporation (a)	32,860	752,823
Astronics Corporation - Class B (a)	1,560	31,980
Cubic Corporation (b)	50,048	2,352,256
Curtiss-Wright Corporation (b)	42,978	1,532,166
Ducommun, Inc. (a)	44,465	712,774
Esterline Technologies Corporation (a)	28,195	1,871,866
Exelis, Inc.	501,647	5,513,100
GeoEye, Inc. (a) (b)	15,341	549,668
HEICO Corporation (b)	36,643	1,662,126
HEICO Corporation - Class A	133	4,523
Hexcel Corporation (a) (b)	102,762	2,752,994
Kratos Defense & Security Solutions, Inc. (a)	20,415	90,030
LMI Aerospace, Inc. (a) (b)	16,689	368,827
MOOG, Inc. - Class A (a)	25,226	1,104,899
Orbital Sciences Corporation (a)	37,688	554,014
Sparton Corporation (a)	4,750	72,295
Spirit AeroSystems Holdings, Inc. - Class A (a)	133,422	2,126,747
Sypris Solutions, Inc.	26,308	108,915
Taser International, Inc. (a)	104,206	872,204
Triumph Group, Inc.	1,754	123,429
		28,348,335

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Industrials - 13.7% (Continued)
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a) (b)	171,846	$799,084
Atlas Air Worldwide Holdings, Inc. (a) (b)	39,206	1,767,798
Forward Air Corporation (b)	82,875	3,075,491
Hub Group, Inc. - Class A (a) (b)	25,339	932,729
Pacer International, Inc. (a)	28,214	114,831
Park-Ohio Holdings Corporation (a) (b)	36,341	877,272
		7,567,205
Airlines - 0.4%
Alaska Air Group, Inc. (a)	5,868	270,691
Hawaiian Holdings, Inc. (a) (b)	439,865	2,538,021
Pinnacle Airlines Corporation (a)	1,270	49
Republic Airways Holdings, Inc. (a)	234,670	1,968,881
SkyWest, Inc.	267,721	3,383,993
Southwest Airlines Company	20	224
Spirit Airlines, Inc. (a)	1,253	24,296
		8,186,155
Building Products - 0.4%
A.O. Smith Corporation	3,739	259,038
Ameresco, Inc. - Class A (a) (b)	56,887	559,768
American Woodmark Corporation (a)	21,059	585,651
Apogee Enterprises, Inc.	90,229	2,206,099
Fortune Brands Home & Security, Inc. (a)	5,968	195,392
Gibraltar Industries, Inc. (a)	66,569	1,156,304
Griffon Corporation	56,979	672,352
Insteel Industries, Inc.	21	318
Lennox International, Inc.	2,637	151,654
NCI Building Systems, Inc. (a)	76,509	1,184,359
Nortek, Inc. (a)	3,772	272,150
Patrick Industries, Inc. (a)	11,254	185,241
Quanex Building Products Corporation	13,430	277,464
		7,705,790
Commercial Services & Supplies - 1.9%
A.T. Cross Company - Class A (a)	294	3,363
ABM Industries, Inc.	25,258	553,655
ADT Corporation (The)	4,128	196,080
Asta Funding, Inc.	800	7,576
Avery Dennison Corporation	36,034	1,387,669
Brink's Company (The) (b)	10,888	324,680
Casella Waste Systems, Inc. (a) (b)	188,540	855,972
CECO Environmental Corporation	2,624	29,022
Corrections Corporation of America	4,687	177,590
Courier Corporation	3,922	47,495
Covanta Holding Corporation	5,906	116,466
EnergySolutions, Inc. (a) (b)	693,644	2,656,657
EnerNOC, Inc. (a)	107,642	1,663,069
Fuel Tech, Inc. (a)	22,018	94,237
G&K Services, Inc.	36,646	1,467,306
Herman Miller, Inc.	46,384	1,145,685
Iron Mountain, Inc. (b)	47,552	1,626,754
KAR Auction Services, Inc. (b)	78,988	1,684,814
Kimball International, Inc. - Class B	16,020	173,016

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Industrials - 13.7% (Continued)
Commercial Services & Supplies - 1.9% (Continued)
Knoll, Inc.	23,620	$391,620
Metalico, Inc. (a)	47,659	91,982
Mine Safety Appliances Company	4,141	191,397
Multi-Color Corporation	175	4,193
Performant Financial Corporation (a)	74,269	943,216
Progressive Waste Solutions Ltd.	6,025	133,815
Republic Services, Inc.	3,869	123,382
Ritchie Bros. Auctioneers, Inc.	7,899	173,067
Rollins, Inc.	7,170	177,242
Schawk, Inc. (b)	4,707	60,438
Standard Parking Corporation (a)	9,780	204,989
Steelcase, Inc. - Class A (b)	562,169	7,662,364
SYKES Enterprises, Inc. (a) (b)	18,939	304,918
Team, Inc. (a) (b)	47,672	2,088,510
Tetra Tech, Inc. (a)	4,171	119,541
TMS International Corporation - Class A (a)	134,001	1,867,974
TRC Companies, Inc. (a)	12,228	73,001
UniFirst Corporation	47,789	3,906,273
US Ecology, Inc.	30,627	727,698
Viad Corp (b)	120,759	3,371,591
Waste Connections, Inc.	202	7,276
		36,835,593
Construction & Engineering - 1.6%
AECOM Technology Corporation (a) (b)	306,785	7,844,492
Argan, Inc.	84,368	1,586,118
Comfort Systems USA, Inc.	70,505	910,220
Dycom Industries, Inc. (a) (b)	40,065	840,564
EMCOR Group, Inc.	35,431	1,287,208
Furmanite Corporation (a)	13,021	69,142
Goldfield Corporation (The) (a)	61,064	179,528
Granite Construction, Inc.	18,583	675,678
Layne Christensen Company (a)	32,245	730,994
Michael Baker Corporation	24,759	636,059
MYR Group, Inc. (a) (b)	108,213	2,429,382
Northwest Pipe Company (a)	7,094	174,867
Orion Marine Group, Inc. (a)	22,659	176,740
Pike Electric Corporation	125,122	1,301,269
Primoris Services Corporation	111,439	2,137,400
Shaw Group, Inc. (The) (a)	21,637	1,023,863
Sterling Construction Company, Inc. (a) (b)	25,610	262,502
Tutor Perini Corporation (a)	132,501	2,198,192
URS Corporation (b)	134,529	5,580,263
		30,044,481
Electrical Equipment - 0.7%
Active Power, Inc. (a)	420	1,760
AMETEK, Inc.	3,576	146,580
A-Power Energy Generation Systems Ltd. (a)	112,992	7,910
AZZ, Inc. (b)	112,779	4,825,814
Belden, Inc.	17,347	835,258
Brady Corporation - Class A	184	6,420
Broadwind Energy, Inc. (a)	13	31

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Industrials - 13.7% (Continued)
Electrical Equipment - 0.7% (Continued)
China Electric Motor, Inc. (a)	1,771	$106
Coleman Cable, Inc. (b)	18,035	184,498
Eaton Corporation plc	1,938	110,369
EnerSys, Inc. (a) (b)	110,497	4,522,642
Franklin Electric Company, Inc.	11,889	790,856
FuelCell Energy, Inc. (a)	426	464
Global Power Equipment Group, Inc.	21,064	345,660
Hubbell, Inc. - Class B	3,707	337,522
II-VI, Inc. (a)	22,128	376,619
Jinpan International Ltd. (b)	41,358	246,907
Powell Industries, Inc. (a)	9,136	413,404
PowerSecure International, Inc. (a)	27,496	238,940
Preformed Line Products Company (b)	339	22,876
Sensata Technologies Holding N.V. (a)	5,012	169,105
Thermon Group Holdings, Inc. (a)	26,953	652,263
Vicor Corporation (a) (b)	32,002	172,171
		14,408,175
Industrial Conglomerates - 0.0% (d)
Carlisle Companies, Inc.	2,454	157,424
Standex International Corporation (b)	8,640	489,456
		646,880
Machinery - 2.6%
Accuride Corporation (a)	114,901	432,028
Alamo Group, Inc.	42,498	1,443,232
Albany International Corporation - Class A	21,038	527,212
Altra Holdings, Inc. (b)	58,917	1,411,062
American Railcar Industries, Inc. (b)	109,790	4,319,139
Ampco-Pittsburgh Corporation (b)	21,117	388,975
Astec Industries, Inc.	14,540	513,553
Barnes Group, Inc.	28,655	684,855
Blount International, Inc. (a)	51,643	880,513
Cascade Corporation	13,903	897,717
China Yuchai International Ltd. (b)	25,615	439,297
CIRCOR International, Inc. (b)	50,447	2,093,551
CNH Global N.V.	4,023	192,058
Colfax Corporation (a)	3,279	146,276
Columbus McKinnon Corporation (a) (b)	43,095	815,357
Commercial Vehicle Group, Inc. (a)	10,938	88,488
Crane Company	91,559	4,603,587
Donaldson Company, Inc.	3,622	136,223
Duoyuan Printing, Inc. (a)	105,760	9,021
Dynamic Materials Corporation	15,721	261,283
ESCO Technologies, Inc.	18,052	743,201
Federal Signal Corporation (a)	94,781	762,039
Flow International Corporation (a)	8,755	33,006
FreightCar America, Inc.	3,574	88,599
Gardner Denver, Inc.	2,101	147,847
Gorman-Rupp Company (The) (b)	17,361	527,601
Graham Corporation	4,462	103,385
Harsco Corporation	104,085	2,653,127
Hyster-Yale Materials Handling, Inc. - Class A (b)	11,358	569,944

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Industrials - 13.7% (Continued)
Machinery - 2.6% (Continued)
IDEX Corporation	12,400	$618,636
John Bean Technologies Corporation (b)	138,311	2,585,033
Kadant, Inc. (a) (b)	14,697	394,908
Kaydon Corporation	6,415	159,092
L.B. Foster Company - Class A (b)	19,979	865,291
Lincoln Electric Holdings, Inc.	8,025	432,788
Lindsay Corporation	100	9,304
Manitex International, Inc. (a)	28,197	274,075
Manitowoc Company, Inc. (The)	12,760	224,576
Meritor, Inc. (a)	194,579	887,280
Met-Pro Corporation	37	384
Middleby Corporation (a)	699	98,811
Mueller Industries, Inc.	56,528	3,016,334
Mueller Water Products, Inc. - Class A (b)	206,363	1,219,605
NACCO Industries, Inc. - Class A (b)	19,738	1,286,128
NN, Inc. (a)	9,232	85,488
Nordson Corporation	1,779	120,296
Oshkosh Corporation (a)	59,832	2,344,218
Pall Corporation	1,639	111,944
Pentair Ltd.	41	2,078
RBC Bearings, Inc. (a)	3,961	208,864
Sauer-Danfoss, Inc. (b)	52,230	2,803,184
SmartHeat, Inc. (a)	832	424
Snap-on, Inc.	2,054	166,415
Tecumseh Products Company - Class A (a)	1,133	8,056
Tennant Company (b)	13,657	628,768
Terex Corporation (a)	22,900	741,502
Toro Company (The)	37,880	1,667,856
Trimas Corporation (a)	66,049	2,040,254
Trinity Industries, Inc.	14,205	563,939
Valmont Industries, Inc.	826	120,365
WABCO Holdings, Inc. (a) (b)	8,845	554,228
Wabtec Corporation	1,833	171,605
Xerium Technologies, Inc. (a)	102	428
Xylem, Inc.	9,355	261,285
		50,585,618
Marine - 0.4%
Box Ships, Inc.	214,298	1,298,646
Costamare, Inc. (b)	65,717	1,035,043
Diana Containerships, Inc.	5,938	41,329
Diana Shipping, Inc. (a) (b)	127,189	1,109,088
DryShips, Inc. (a) (b)	893,595	1,930,165
Global Ship Lease, Inc. (a)	29,597	114,540
International Shipholding Corporation	207	3,954
Matson, Inc.	40,052	1,097,825
Navios Maritime Holdings, Inc. (b)	45,561	170,398
Navios Maritime Partners, L.P.	386	5,721
Safe Bulkers, Inc. (b)	115,619	464,788
Star Bulk Carriers Corporation	3,137	21,269
		7,292,766

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Industrials - 13.7% (Continued)
Professional Services - 1.4%
Advisory Board Company (The) (a)	4,092	$221,909
Barrett Business Services, Inc.	44,617	1,795,388
CRA International, Inc. (a)	1,200	22,308
Dolan Company (The) (a)	35,077	123,120
GP Strategies Corporation (a)	54,713	1,170,858
Heidrick & Struggles International, Inc. (b)	33,575	530,821
Hill International, Inc. (a)	200	682
Hudson Global, Inc. (a)	390	1,876
Huron Consulting Group, Inc. (a)	14,822	505,430
ICF International, Inc. (a) (b)	56,093	1,283,969
Insperity, Inc.	27,126	912,247
Kelly Services, Inc. - Class A	26,203	417,676
Kforce, Inc.	82,845	1,139,947
Korn/Ferry International (a)	163,325	2,805,924
Manpower, Inc.	58,445	3,009,918
Mistras Group, Inc. (a)	119,345	2,627,977
Navigant Consulting, Inc. (a) (b)	209,197	2,412,041
On Assignment, Inc. (a)	42,023	1,027,462
Pendrell Corporation (a)	74,502	108,773
Resources Connection, Inc.	161,095	1,966,970
Robert Half International, Inc.	5,214	183,741
RPX Corporation (a)	90,208	940,870
Towers Watson & Company	1,734	105,913
TrueBlue, Inc. (a)	157,901	2,714,318
Verisk Analytics, Inc. - Class A (a)	3,749	206,795
Volt Information Sciences, Inc. (a)	14,233	112,583
VSE Corporation	298	7,155
		26,356,671
Road & Rail - 1.2%
Avis Budget Group, Inc. (a) (b)	212,049	4,565,415
Celadon Group, Inc. (b)	145,808	2,888,456
Genesee & Wyoming, Inc. - Class A (a)	2,352	198,932
Heartland Express, Inc. (b)	119,135	1,647,637
Hertz Global Holdings, Inc. (a)	5,778	105,622
Knight Transportation, Inc.	20,146	321,329
Landstar System, Inc. (b)	48,938	2,791,424
Marten Transport Ltd. (b)	87,123	1,773,824
Old Dominion Freight Line, Inc. (a)	3,288	122,577
Quality Distribution, Inc. (a)	22,350	165,613
Roadrunner Transportation Systems, Inc. (a) (b)	127,460	2,563,221
Saia, Inc. (a) (b)	50,228	1,302,914
Swift Transportation Company (a) (b)	315,725	4,312,803
USA Truck, Inc. (a)	12	60
		22,759,827
Trading Companies & Distributors - 1.2%
Aceto Corporation (b)	1,429	14,919
AerCap Holdings N.V. (a)	14,470	211,407
Aircastle Ltd. (b)	289,682	3,997,612
Applied Industrial Technologies, Inc.	2,321	102,031
BlueLinx Holdings, Inc. (a)	155	481
CAI International, Inc. (a) (b)	156,104	3,915,088

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Industrials - 13.7% (Continued)
Trading Companies & Distributors - 1.2% (Continued)
DXP Enterprises, Inc. (a)	2,797	$159,149
Edgen Group, Inc. (a)	42,462	339,271
H&E Equipment Services, Inc.	4,259	82,114
Lawson Products, Inc.	400	4,392
MFC Industrial Ltd. (b)	93,251	913,860
MSC Industrial Direct Company, Inc. - Class A	3,442	272,331
Rush Enterprises, Inc. (a)	46,567	1,101,775
SeaCube Container Leasing Ltd. (b)	51,297	1,178,292
TAL International Group, Inc. (b)	89,897	3,766,684
Textainer Group Holdings Ltd. (b)	148,545	6,157,190
Watsco, Inc.	17,091	1,287,807
WESCO International, Inc. (a)	2,280	166,280
		23,670,683
Transportation Infrastructure - 0.0% (d)
Aegean Marine Petroleum Network, Inc.	29,721	200,914
China Infrastructure Investment Corporation (a)	24,710	1,508
Wesco Aircraft Holdings, Inc. (a)	12,934	178,877
		381,299
Information Technology - 15.9%
Communications Equipment - 2.1%
Alliance Fiber Optic Products, Inc.	8,592	100,097
Alvarion Ltd. (a)	19,089	10,060
ARRIS Group, Inc. (a)	22,683	374,723
Aruba Networks, Inc. (a) (b)	212,535	4,896,806
Aviat Networks, Inc. (a)	180,599	677,246
Bel Fuse, Inc. - Class B	200	3,726
Black Box Corporation (b)	27,677	648,472
Brocade Communications Systems, Inc. (a) (b)	693,102	3,964,543
CalAmp Corporation (a)	11,948	102,275
Calix, Inc. (a)	50,136	408,107
Ceragon Networks Ltd. (a) (b)	115,710	562,351
Cogo Group, Inc. (a)	979	2,330
Communications Systems, Inc. (b)	2,191	24,408
Comtech Telecommunications Corporation	34,426	912,289
Digi International, Inc. (a)	41,432	406,034
EchoStar Corporation - Class A (a) (b)	109,726	3,991,832
EMCORE Corporation (a)	105,013	632,178
Emulex Corporation (a)	97,599	745,656
EXFO, Inc. (a)	281	1,534
Finisar Corporation (a)	293,941	4,556,086
Harmonic, Inc. (a) (b)	940,573	4,919,197
Harris Corporation	2,327	107,507
Ixia (a)	56,496	1,072,859
JDS Uniphase Corporation (a)	11,448	166,110
Loral Space & Communications, Inc.	29,816	1,749,901
Oclaro, Inc. (a) (b)	116,375	188,528
Oplink Communications, Inc. (a)	142,308	2,397,890
Plantronics, Inc.	3,264	134,216
Polycom, Inc. (a)	16,980	187,289
Procera Networks, Inc. (a)	43,911	739,022
Radware Ltd. (a) (b)	31,395	1,141,836

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Information Technology - 15.9% (Continued)
Communications Equipment - 2.1% (Continued)
Riverbed Technology, Inc. (a)	20,458	$396,885
Ruckus Wireless, Inc. (a)	6,926	163,177
ShoreTel, Inc. (a) (b)	270,985	1,162,526
Sierra Wireless, Inc. (a)	29,613	335,219
Silicom Ltd. (a)	1,438	33,491
Sonus Networks, Inc. (a) (b)	284,687	646,240
Sycamore Networks, Inc.	98,567	226,704
Symmetricom, Inc. (a)	65,477	352,921
Tellabs, Inc.	813,013	1,853,670
Telular Corporation	960	10,646
UTStarcom Holdings Corporation (a)	123,235	120,770
Wi-LAN, Inc.	1,639	7,507
		41,134,864
Computers & Peripherals - 0.7%
Apple, Inc.	765	348,312
Avid Technology, Inc. (a) (b)	37,586	278,136
Cray, Inc. (a)	98,665	1,832,209
Datalink Corporation (a) (b)	48,323	424,759
Dot Hill Systems Corporation (a)	140,154	162,579
Electronics For Imaging, Inc. (a) (b)	35,494	802,874
Hewlett-Packard Company	20,515	338,703
Hutchinson Technology, Inc. (a)	7,208	20,110
Imation Corporation (a)	7,200	26,712
Immersion Corporation (a)	24,507	166,647
Intermec, Inc. (a)	290,417	2,869,320
Lexmark International, Inc. - Class A (b)	141,885	3,413,753
Novatel Wireless, Inc. (a)	57,410	107,931
On Track Innovations Ltd. (a)	25,395	32,506
Quantum Corporation (a) (b)	270,736	368,201
Rimage Corporation	260	1,804
SMART Technologies, Inc. - Class A (a)	283,363	484,551
STEC, Inc. (a)	367,316	1,858,619
Xyratex Ltd.	46,272	430,330
		13,968,056
Electronic Equipment, Instruments & Components - 2.4%
Aeroflex Holding Corporation (a) (b)	37,473	261,936
Agilysys, Inc. (a) (b)	3,171	26,985
Arrow Electronics, Inc. (a)	3,190	122,560
Audience, Inc. (a)	36,436	445,248
AVX Corporation	160,961	1,833,346
Badger Meter, Inc.	13,814	683,655
Benchmark Electronics, Inc. (a) (b)	206,073	3,618,642
Celestica, Inc. (a)	166,194	1,296,313
Checkpoint Systems, Inc. (a)	134,033	1,616,438
Cognex Corporation	12,444	493,529
Coherent, Inc. (b)	23,419	1,297,647
CTS Corporation	29,020	288,749
Daktronics, Inc.	293,605	3,482,155
Dolby Laboratories, Inc. - Class A	5,256	169,821
Electro Rent Corporation	3,023	46,796
Electro Scientific Industries, Inc. (b)	151,860	1,640,088

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Information Technology - 15.9% (Continued)
Electronic Equipment, Instruments & Components - 2.4% (Continued)
eMagin Corporation (b)	4,947	$16,078
Fabrinet (a) (b)	49,691	727,476
FARO Technologies, Inc. (a)	23,629	784,719
FEI Company	7,085	431,902
Flextronics International Ltd. (a)	21,902	136,011
Hollysys Automation Technologies Ltd. (a)	6,677	88,003
Identive Group, Inc. (a) (b)	55,609	75,072
Insight Enterprises, Inc. (a)	118,825	2,328,970
IPG Photonics Corporation	2,398	157,021
Itron, Inc. (a)	2,629	121,959
KEMET Corporation (a) (b)	43,607	251,176
Key Tronic Corporation (a)	1,762	16,968
Littelfuse, Inc.	8,730	558,807
LRAD Corporation (a)	100	116
Measurement Specialties, Inc. (a)	40,666	1,435,510
Mesa Laboratories, Inc.	4,648	241,650
Methode Electronics, Inc.	72,746	699,817
Molex, Inc. - Class A	12,276	276,087
Multi-Fineline Electronix, Inc. (a) (b)	79,120	1,263,942
Nam Tai Electronics, Inc.	98,180	1,286,158
Netlist, Inc. (a)	28,996	22,617
Newport Corporation (a) (b)	87,442	1,260,914
Orbotech Ltd. (a) (b)	69,392	654,367
OSI Systems, Inc. (a)	14,842	808,295
Park Electrochemical Corporation	22,357	584,412
Perceptron, Inc.	22,373	164,665
Plexus Corporation (a)	23,325	595,254
Power-One, Inc. (a) (b)	827,282	3,325,674
Richardson Electronics Ltd.	37	448
Rogers Corporation (a)	10,756	504,026
Sanmina Corporation (a) (b)	235,452	2,241,503
ScanSource, Inc. (a)	77,137	2,241,601
SMTC Corporation (a)	100	258
Trimble Navigation Ltd. (a)	2,714	169,625
TTM Technologies, Inc. (a)	197,568	1,574,617
Viasystems Group, Inc. (a)	138	1,944
Vishay Intertechnology, Inc. (a) (b)	365,110	4,012,559
Vishay Precision Group, Inc. (a)	8,834	116,521
Zygo Corporation (a)	13,581	216,074
		46,716,724
Internet Software & Services - 1.2%
Bazaarvoice, Inc. (a)	24,127	186,502
Blucora, Inc. (a) (b)	165,820	2,464,085
Brightcove, Inc. (a)	130,070	1,095,189
comScore, Inc. (a)	39,513	582,026
Cornerstone OnDemand, Inc. (a)	6,583	215,132
CoStar Group, Inc. (a) (b)	15,069	1,413,171
Digital River, Inc. (a)	17,650	256,278
EarthLink, Inc. (b)	364,215	2,476,662
eGain Communications Corporation (a)	3,761	28,095
Envestnet, Inc. (a)	17,902	249,017

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Information Technology - 15.9% (Continued)
Internet Software & Services - 1.2% (Continued)
ExactTarget, Inc. (a)	17,206	$378,360
GigaMedia Ltd. (a)	27,666	29,879
Innodata Isogen, Inc. (a)	808	3,038
Internap Network Services Corporation (a) (b)	21,831	172,683
IntraLinks Holdings, Inc. (a)	104,761	677,804
iPass, Inc. (a)	1,012	2,135
Keynote Systems, Inc.	74,121	1,156,288
Limelight Networks, Inc. (a)	188,912	445,832
LivePerson, Inc. (a) (b)	28,835	385,524
Millennial Media, Inc. (a)	569	6,566
Move, Inc. (a)	317,498	2,994,008
NIC, Inc.	39,775	648,333
Perficient, Inc. (a)	28,986	346,673
Perion Network Ltd. (a)	73,599	783,829
Points International Ltd. (a)	200	2,384
SINA Corporation (a)	100	5,493
SPS Commerce, Inc. (a)	605	23,541
Stamps.com, Inc. (a)	878	23,697
Subaye, Inc. (a)	37,223	153
Support.com, Inc. (a)	10,867	45,315
TechTarget, Inc. (a)	452	2,296
Travelzoo, Inc. (a)	23,528	515,734
Tucows, Inc. (a)	220	460
United Online, Inc.	141,976	942,721
Unwired Planet, Inc. (a)	60,197	121,598
ValueClick, Inc. (a) (b)	65,629	1,343,426
Vocus, Inc. (a)	22,944	402,438
Web.com Group, Inc. (a) (b)	5,343	86,557
WebMD Health Corporation (a)	40,848	675,217
XO Group, Inc. (a)	41,533	399,547
Yandex N.V. - Class A (a)	5,261	127,369
Zix Corporation (a)	122,426	399,109
		22,114,164
IT Services - 2.8%
Acxiom Corporation (a) (b)	34,582	613,139
Booz Allen Hamilton Holding Corporation	164,798	2,284,100
Broadridge Financial Solutions, Inc.	26,778	631,157
CACI International, Inc. - Class A (a) (b)	29,470	1,580,476
Cardtronics, Inc. (a) (b)	99,265	2,569,971
China Information Technology, Inc. (a)	11,480	11,824
Convergys Corporation	18,685	318,019
CoreLogic, Inc. (a) (b)	78,971	2,072,199
CSG Systems International, Inc. (a) (b)	46,455	874,748
DST Systems, Inc.	52,713	3,528,608
Euronet Worldwide, Inc. (a) (b)	65,137	1,593,902
ExlService Holdings, Inc. (a) (b)	88,673	2,630,041
FleetCor Technologies, Inc. (a)	2,028	121,356
Forrester Research, Inc.	45,062	1,273,903
Genpact Ltd.	9,274	155,340
Global Cash Access Holdings, Inc. (a)	389,177	2,938,286
Global Payments, Inc.	3,371	166,055

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Information Technology - 15.9% (Continued)
IT Services - 2.8% (Continued)
Hackett Group, Inc. (The)	2,225	$9,568
Heartland Payment Systems, Inc. (b)	88,847	2,821,781
iGATE Corporation (a) (b)	39,603	692,260
Jack Henry & Associates, Inc. (b)	93,191	3,865,563
Lender Processing Services, Inc. (b)	82,037	1,972,169
Lionbridge Technologies, Inc. (a)	476,409	1,900,872
Mantech International Corporation - Class A	1,753	43,247
Mattersight Corporation (a)	300	1,326
MAXIMUS, Inc.	41,845	2,869,312
MoneyGram International, Inc. (a) (b)	90,193	1,241,958
NCI, Inc. - Class A (a)	606	3,188
NeuStar, Inc. - Class A (a)	3,383	152,709
Online Resources Corporation (a)	108,426	413,103
Paychex, Inc.	43,851	1,430,858
PFSweb, Inc. (a)	31,280	104,475
Sapient Corporation (a)	16,867	204,259
Syntel, Inc.	30,427	1,773,590
TeleTech Holdings, Inc. (a)	16,896	315,955
TNS, Inc. (a) (b)	310,076	6,496,092
Vantiv, Inc. - Class A (a)	11,145	232,039
Virtusa Corporation (a)	147,499	3,054,704
WEX, Inc. (a)	3,289	258,548
		53,220,700
Office Electronics - 0.1%
Zebra Technologies Corporation - Class A (a)	39,087	1,691,685

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries, Inc. (a) (b)	187,836	2,883,283
Alpha & Omega Semiconductor Ltd. (a)	3,521	28,555
Ambarella, Inc. (a)	159,733	1,590,941
Amtech Systems, Inc. (a)	3,825	14,956
ANADIGICS, Inc. (a) (b)	833,662	2,150,848
Applied Micro Circuits Corporation (a)	49,315	422,630
ATMI, Inc. (a)	98,312	2,006,548
Avago Technologies Ltd.	4,397	157,281
Axcelis Technologies, Inc. (a) (b)	313,187	422,802
AXT, Inc. (a)	91,895	255,468
Brooks Automation, Inc. (b)	30,472	285,218
Cavium, Inc. (a)	4,444	148,607
CEVA, Inc. (a)	29,520	448,114
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	108,444	1,179,871
Cirrus Logic, Inc. (a)	148,899	4,203,419
Cree, Inc. (a)	3,618	156,117
CSR plc	1,052	23,880
Cymer, Inc. (a)	2,187	225,195
DSP Group, Inc. (a)	35,512	232,959
Entegris, Inc. (a) (b)	259,259	2,556,294
Exar Corporation (a)	117,050	1,227,855
Fairchild Semiconductor International, Inc. (a)	309,752	4,575,037
FormFactor, Inc. (a)	155,589	777,945
GSI Technology, Inc. (a)	424	2,820

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Information Technology - 15.9% (Continued)
Semiconductors & Semiconductor Equipment - 3.5% (Continued)
Hittite Microwave Corporation (a)	3,486	$213,971
Ikanos Communications, Inc. (a)	500	910
Inphi Corporation (a)	23,883	191,780
Integrated Device Technology, Inc. (a)	125,489	907,285
Integrated Silicon Solution, Inc. (a)	120,651	1,130,500
Intermolecular, Inc. (a)	15,167	142,266
International Rectifier Corporation (a)	35,015	682,442
Intersil Corporation - Class A	64,613	558,902
IXYS Corporation (b)	151,794	1,463,294
Kulicke & Soffa Industries, Inc. (a) (b)	421,424	4,770,520
LSI Corporation (a)	13,724	96,617
LTX-Credence Corporation (a)	56,674	347,978
MagnaChip Semiconductor Corporation - ADR (a)	95,522	1,530,262
Mattson Technology, Inc. (a) (b)	354,183	463,980
MaxLinear, Inc. - Class A (a)	59,720	309,350
MEMC Electronic Materials, Inc. (a)	203,743	847,571
MEMSIC, Inc. (a)	10,804	36,626
Microsemi Corporation (a)	12,681	265,287
Mindspeed Technologies, Inc. (a) (b)	145,248	714,620
MIPS Technologies, Inc. (a)	620,021	4,873,365
MKS Instruments, Inc.	4,817	133,913
MoSys, Inc. (a)	1,410	5,076
Nanometrics, Inc. (a)	30,087	469,658
Nova Measuring Instruments Ltd. (a) (b)	102,024	918,216
NVE Corporation (a)	186	10,230
ON Semiconductor Corporation (a)	800	6,280
PDF Solutions, Inc. (a)	29,980	450,300
Pericom Semiconductor Corporation (a)	70,589	499,064
Photronics, Inc. (a)	1,282	7,679
PLX Technology, Inc. (a)	57,623	268,523
PMC-Sierra, Inc. (a)	610,463	3,528,476
Power Integrations, Inc.	1,898	70,985
QuickLogic Corporation (a)	61,658	130,098
Rambus, Inc. (a)	127,308	695,102
RF Micro Devices, Inc. (a)	405,746	2,028,730
Semtech Corporation (a)	75,757	2,284,831
Sigma Designs, Inc. (a)	51,904	277,167
Silicon Image, Inc. (a) (b)	482,532	2,340,280
Silicon Laboratories, Inc. (a)	2,544	111,020
Spansion, Inc. - Class A (a)	99,658	1,146,067
SunPower Corporation (a)	207,999	1,620,312
Supertex, Inc.	3,368	64,396
Teradyne, Inc. (a)	7,516	121,459
Tessera Technologies, Inc.	20,813	365,268
Tower Semiconductor Ltd. (a)	116	972
Ultra Clean Holdings, Inc. (a)	3,479	19,517
Ultratech, Inc. (a) (b)	52,513	2,138,855
Vitesse Semiconductor Corporation (a)	1,700	3,553
Volterra Semiconductor Corporation (a)	179,101	2,944,420
		68,184,616

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Information Technology - 15.9% (Continued)
Software - 3.1%
ACI Worldwide, Inc. (a)	3,105	$147,612
Actuate Corporation (a) (b)	111,104	625,516
Advent Software, Inc. (a)	12,810	315,766
Allot Communications Ltd. (a)	90,550	1,248,685
ANSYS, Inc. (a)	1,713	126,077
Aspen Technology, Inc. (a)	13,170	403,002
AVG Technologies N.V. (a) (b)	58,691	804,067
Bottomline Technologies, Inc. (a) (b)	77,766	2,261,435
BSQUARE Corporation (a)	6,731	23,558
Cadence Design Systems, Inc. (a)	300	4,179
Cimatron Ltd.	11,026	78,671
ClickSoftware Technologies Ltd. (b)	52,130	416,519
CommVault Systems, Inc. (a)	2,965	227,504
Compuware Corporation (a)	385,971	4,484,983
Comverse, Inc. (a)	15,876	458,499
Digimarc Corporation (b)	319	6,830
Eloqua, Inc. (a)	37,179	873,335
EPIQ Systems, Inc.	57,407	708,402
ePlus, Inc.	24,224	1,128,596
Fair Isaac Corporation	21,069	949,580
FalconStor Software, Inc. (a)	2,660	7,129
FleetMatics Group plc (a)	11,714	293,670
Fortinet, Inc. (a)	144,433	3,407,174
Guidance Software, Inc. (a)	14,854	189,389
Imperva, Inc. (a)	14,284	489,941
Infoblox, Inc. (a) (b)	61,060	1,150,981
Informatica Corporation (a)	73,100	2,705,431
Interactive Intelligence Group, Inc. (a)	735	29,562
Manhattan Associates, Inc. (a)	21,362	1,463,511
Mentor Graphics Corporation (a)	109,306	1,872,412
MICROS Systems, Inc. (a)	101,874	4,689,260
MicroStrategy, Inc. - Class A (a) (b)	23,485	2,354,841
MIND C.T.I. Ltd.	1,027	2,198
Monotype Imaging Holdings, Inc.	84,353	1,525,102
Net 1 UEPS Technologies, Inc. (a) (b)	131,854	755,523
NetScout Systems, Inc. (a) (b)	29,139	758,488
NetSol Technologies, Inc. (a)	400	2,904
NetSuite, Inc. (a)	16	1,124
Pegasystems, Inc.	15,364	369,504
Pervasive Software, Inc. (a)	3,790	34,679
Progress Software Corporation (a)	48,660	1,142,050
Proofpoint, Inc. (a)	41,136	540,938
PROS Holdings, Inc. (a)	61,152	1,349,013
PTC, Inc. (a)	326	7,557
Qualys, Inc. (a)	35,751	468,338
Retalix Ltd. (a)	16,099	480,877
Rovi Corporation (a)	121,689	2,104,003
Sapiens International Corporation N.V.	15,309	76,545
Smith Micro Software, Inc. (a)	280,242	420,363
Solera Holdings, Inc. (b)	5,046	276,571
SS&C Technologies Holdings, Inc. (a) (b)	20,003	452,668

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Information Technology - 15.9% (Continued)
Software - 3.1% (Continued)
TeleCommunication Systems, Inc. (a)	340,197	$768,845
TeleNav, Inc. (a)	254,906	2,013,757
TigerLogic Corporation (a)	100	201
TiVo, Inc. (a)	247,874	3,306,639
VASCO Data Security International, Inc. (a)	202,442	1,639,780
Verint Systems, Inc. (a)	50,199	1,696,726
Zynga, Inc. - Class A (a) (b)	1,975,385	5,353,293
		59,493,803
Materials - 6.9%
Chemicals - 1.8%
A. Schulman, Inc.	52,827	1,698,388
Balchem Corporation	2,455	91,817
Cabot Corporation (b)	54,496	2,039,785
Chemtura Corporation (a)	12,421	294,626
Eastman Chemical Company (b)	1,772	126,078
Ecolab, Inc. (b)	1,808	130,899
Ferro Corporation (a)	296,545	1,512,380
FutureFuel Corporation	61,531	784,520
H.B. Fuller Company	13,163	514,410
Huntsman Corporation	6,995	123,322
Innophos Holdings, Inc.	10,066	509,038
Innospec, Inc.	118,966	4,788,382
KMG Chemicals, Inc.	161	3,148
Koppers Holdings, Inc. (b)	36,644	1,486,281
Kraton Performance Polymers, Inc. (a)	28,986	760,883
Landec Corporation (a)	85,511	1,009,030
LSB Industries, Inc. (a) (b)	103,328	4,277,779
Methanex Corporation	3,190	114,378
Minerals Technologies, Inc. (b)	31,669	1,310,147
Olin Corporation	81,207	1,888,875
OM Group, Inc. (a) (b)	193,641	5,348,364
OMNOVA Solutions, Inc. (a)	79,252	648,281
Quaker Chemical Corporation	18,454	1,055,015
RPM International, Inc.	5,370	167,598
Spartech Corporation (a)	99,265	945,995
Stepan Company	7,361	431,796
Tredegar Corporation	35,762	815,731
Tronox Ltd. - Class A	36,872	698,724
Westlake Chemical Corporation	1,769	162,500
Zep, Inc.	121,634	1,775,856
		35,514,026
Construction Materials - 0.0% (d)
CaesarStone Sdot-Yam Ltd. (a)	45,409	862,771
Texas Industries, Inc. (a)	23	1,308
U.S. Concrete, Inc. (a)	5,837	69,460
		933,539
Containers & Packaging - 0.6%
AptarGroup, Inc.	1,997	102,905
Berry Plastics Group, Inc. (a)	14,370	252,625
Boise, Inc.	364,984	3,011,118
Graphic Packaging Holding Company (a)	209,335	1,467,438

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Materials - 6.9% (Continued)
Containers & Packaging - 0.6% (Continued)
Greif, Inc. - Class A	31,409	$1,475,595
Owens-Illinois, Inc. (a)	62,288	1,482,454
Rock-Tenn Company - Class A	1,926	152,058
Silgan Holdings, Inc.	69,085	2,963,746
UFP Technologies, Inc. (a)	18,067	341,828
		11,249,767
Metals & Mining - 3.5%
Alexco Resource Corporation (a) (b)	369,364	1,566,103
Allied Nevada Gold Corporation (a)	29,936	709,184
Almaden Minerals Ltd. (a) (b)	187,779	508,881
Augusta Resource Corporation (a)	25	65
AuRico Gold, Inc. (a)	50,975	359,374
Aurizon Mines Ltd. (a) (b)	437,155	2,028,399
Banro Corporation (a) (b)	261,431	648,349
Barrick Gold Corporation	11,705	373,624
Brigus Gold Corporation (a) (b)	302,069	269,325
Carpenter Technology Corporation	39,021	2,041,969
CD International Enterprises, Inc. (a)	653	65
Century Aluminum Company (a)	148,864	1,281,719
Claude Resources, Inc. (a) (b)	54,133	29,773
Comstock Mining, Inc. (a)	41,087	78,887
Eldorado Gold Corporation	26,313	294,706
Endeavour Silver Corporation (a) (b)	175,810	1,207,815
Energy Fuels, Inc. (a)	362,148	59,754
Entrée Gold, Inc. (a) (b)	27,450	13,783
Exeter Resource Corporation (a) (b)	349,581	454,455
Fortuna Silver Mines, Inc. (a)	259,006	1,077,465
Franco-Nevada Corporation	2,149	114,821
Globe Specialty Metals, Inc.	7,727	117,141
Golden Star Resources Ltd. (a)	858,696	1,365,327
Great Panther Silver Ltd. (a) (b)	790,340	1,193,413
Handy & Harman Ltd. (a)	249	3,608
Harry Winston Diamond Corporation (a) (b)	118,385	1,748,546
Haynes International, Inc.	12,125	619,830
Hecla Mining Company	142,098	746,015
Hi-Crush Partners, L.P.	49,019	828,911
IAMGOLD Corporation	113,153	933,512
International Tower Hill Mines Ltd. (a) (b)	216,692	452,886
Kaiser Aluminum Corporation	359	22,315
Keegan Resources, Inc. (a) (b)	224,226	822,909
Kinross Gold Corporation	179,945	1,480,947
MAG Silver Corporation (a) (b)	42,293	471,144
Materion Corporation	21,954	590,563
Mesabi Trust	1,845	45,516
Metals USA Holdings Corporation (b)	236,622	4,254,464
Minco Gold Corporation (a)	62,393	26,579
Mines Management, Inc. (a)	25,249	29,036
Nevsun Resources Ltd. (b)	278,097	1,162,446
New Gold, Inc. (a)	125,822	1,220,473
Noranda Aluminum Holding Corporation (b)	198,565	1,169,548
North American Palladium Ltd. (a)	2,749,246	4,563,748

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Materials - 6.9% (Continued)
Metals & Mining - 3.5% (Continued)
Northern Dynasty Minerals Ltd. (a) (b)	300,255	$1,059,900
NovaCopper, Inc. (a)	63,778	126,918
NovaGold Resources, Inc. (a)	175,979	777,827
Pan American Silver Corporation	17,920	313,779
Platinum Group Metals Ltd. (a)	43,139	49,610
Pretium Resources, Inc. (a)	193,753	2,158,408
Primero Mining Corporation (a) (b)	127,952	794,582
Quest Rare Minerals Ltd. (a)	119,417	123,000
Revett Minerals, Inc. (a)	162	371
Richmont Mines, Inc. (a) (b)	279,295	857,436
Royal Gold, Inc.	3,041	227,072
Rubicon Minerals Corporation (a) (b)	1,241,764	2,930,563
Sandstorm Gold Ltd. (a)	19,005	230,341
Silver Standard Resources, Inc. (a) (b)	77,360	932,188
Silvercorp Metals, Inc.	197,609	855,647
Southern Copper Corporation (b)	160,841	6,335,527
Steel Dynamics, Inc.	293,949	4,470,964
Stillwater Mining Company (a)	6,436	86,629
SunCoke Energy, Inc. (a)	13,288	220,315
Tahoe Resources, Inc. (a)	77,407	1,246,253
Taseko Mines Ltd. (a) (b)	1,031,242	3,413,411
Turquoise Hill Resources Ltd. (a)	208,937	1,619,262
Vista Gold Corporation (a)	244,528	555,079
Worthington Industries, Inc.	27,471	754,903
		67,127,378
Paper & Forest Products - 1.0%
Buckeye Technologies, Inc. (b)	86,676	2,491,935
Clearwater Paper Corporation (a) (b)	133,927	6,068,232
Deltic Timber Corporation	601	43,609
Domtar Corporation	1,939	161,383
KapStone Paper and Packaging Corporation (b)	141,624	3,398,976
Louisiana-Pacific Corporation (a) (b)	257,836	5,009,754
Mercer International, Inc. (a)	41,465	289,840
Neenah Paper, Inc.	30,095	931,139
Schweitzer-Mauduit International, Inc.	9,030	367,882
Verso Paper Corporation (a)	2,350	2,350
		18,765,100
Telecommunication Services - 1.5%
Diversified Telecommunication Services - 0.9%
8x8, Inc. (a)	29,906	197,978
Atlantic Tele-Network, Inc.	91,403	3,955,922
BCE, Inc.	4,470	198,557
Cbeyond, Inc. (a)	115,975	1,020,580
CenturyLink, Inc.	16	647
Cincinnati Bell, Inc. (a)	495,225	2,352,319
General Communication, Inc. - Class A (a) (b)	32,786	279,009
Hawaiian Telcom Holdco, Inc. (a)	51	1,021
HickoryTech Corporation	32	310
IDT Corporation - Class B (b)	148,703	1,519,745
inContact, Inc. (a)	151,122	891,620
Neutral Tandem, Inc.	598,990	1,659,202

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Telecommunication Services - 1.5% (Continued)
Diversified Telecommunication Services - 0.9% (Continued)
Premiere Global Services, Inc. (a) (b)	78,812	$738,468
Primus Telecommunications Group, Inc.	1,652	17,643
TELUS Corporation - Non-Voting Shares	5,005	336,736
tw telecom, inc. (a)	11,931	329,654
Vonage Holdings Corporation (a) (b)	1,484,541	3,874,652
Windstream Corporation	38,061	370,714
		17,744,777
Wireless Telecommunication Services - 0.6%
Cellcom Israel Ltd. (b)	500,604	3,919,729
Clearwire Corporation - Class A (a) (b)	197,862	631,180
FiberTower Corporation (a) (c)	6,529	129
Leap Wireless International, Inc. (a)	366,653	2,119,254
MetroPCS Communications, Inc. (a)	33,958	340,599
NTELOS Holdings Corporation (b)	56,444	729,821
Shenandoah Telecommunications Company	1,660	24,336
Telephone and Data Systems, Inc. (b)	89,505	2,263,581
United States Cellular Corporation (a)	2,387	90,802
USA Mobility, Inc.	52,498	606,877
		10,726,308
Utilities - 1.8%
Electric Utilities - 0.9%
ALLETE, Inc. (b)	7,256	334,792
Brookfield Infrastructure Partners, L.P.	4,427	165,304
Cleco Corporation	20,761	887,533
El Paso Electric Company (b)	98,159	3,306,977
Empire District Electric Company (The)	110,322	2,339,930
Exelon Corporation	56,651	1,781,107
Great Plains Energy, Inc.	6,976	149,286
Hawaiian Electric Industries, Inc.	6,903	186,174
IDACORP, Inc. (b)	52,477	2,435,458
ITC Holdings Corporation	2,755	223,155
Northeast Utilities	6,769	275,701
OGE Energy Corporation	10,497	616,279
Pepco Holdings, Inc.	10,287	200,802
Pinnacle West Capital Corporation	7	374
Portland General Electric Company	5,705	163,848
Unitil Corporation	3,320	88,910
UNS Energy Corporation	72,619	3,288,914
Westar Energy, Inc.	3,608	108,492
Xcel Energy, Inc.	18,717	519,958
		17,072,994
Gas Utilities - 0.2%
Atmos Energy Corporation	30,398	1,135,669
Chesapeake Utilities Corporation	11,664	553,573
Delta Natural Gas Company, Inc.	587	11,564
National Fuel Gas Company	1,810	98,464
ONEOK, Inc.	2,845	133,744
Questar Corporation	16,644	386,640
South Jersey Industries, Inc.	2,125	115,345
Southwest Gas Corporation	37,666	1,677,644

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Utilities - 1.8% (Continued)
Gas Utilities - 0.2% (Continued)
UGI Corporation	6,314	$222,505
		4,335,148
Independent Power Producers & Energy Traders - 0.1%
Atlantic Power Corporation	886	10,889
Genie Energy Ltd. - Class B (b)	37,853	270,271
NRG Energy, Inc.	8,585	206,040
Synthesis Energy Systems, Inc. (a) (b)	376,848	418,301
		905,501
Multi-Utilities - 0.4%
Ameren Corporation	5,448	176,733
Avista Corporation	5,160	133,438
Black Hills Corporation	41,120	1,659,192
CH Energy Group, Inc.	30,708	1,996,020
CMS Energy Corporation	5,851	150,371
Just Energy Group, Inc.	43,279	430,626
MDU Resources Group, Inc.	4,116	95,985
NorthWestern Corporation (b)	14,772	546,416
PG&E Corporation	3,018	128,687
TECO Energy, Inc.	15,401	273,676
Vectren Corporation (b)	78,538	2,478,659
Wisconsin Energy Corporation	11,758	463,618
		8,533,421
Water Utilities - 0.2%
American States Water Company	7,425	375,334
American Water Works Company, Inc.	10,810	413,807
Artesian Resources Corporation - Class A	300	6,795
California Water Service Group (b)	122,635	2,391,382
Connecticut Water Service, Inc.	3,947	116,989
Consolidated Water Company Ltd.	7,419	66,326
Middlesex Water Company	105	2,028
SJW Corporation	7,384	200,254
Tri-Tech Holding, Inc. (a) (b)	6,574	15,449
		3,588,364

Total Common Stocks (Cost $1,568,075,128)		$1,742,537,108

PREFERRED STOCKS - 0.0% (d)	Shares	Value
Beazer Homes USA, Inc. (Cost $90,221)	3,140	$96,429

OTHER INVESTMENTS - 4.9%	Shares	Value
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	3,998	$86,916
Aberdeen Indonesia Fund, Inc.	1,743	21,055
Aberdeen Israel Fund, Inc.	10,554	141,951
Aberdeen Latin America Equity Fund, Inc.	7,641	287,225
Adams Express Company (The)	96,625	1,089,930
Advent/Claymore Convertible Securities & Income Fund	11,681	199,979
AllianceBernstein Income Fund, Inc.	10,864	88,542

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.9% (Continued)	Shares	Value
AllianzGI Equity & Convertible Income Fund	48,131	$862,026
AllianzGI Global Equity & Convertible Income Fund	26,440	373,068
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	96,677	1,609,672
Alpine Global Dynamic Dividend Fund	231,271	1,114,726
Alpine Global Premier Properties Fund	85,688	661,511
Alpine Total Dynamic Dividend Fund	399,501	1,605,994
American Select Portfolio, Inc.	19,043	213,282
American Strategic Income Portfolio, Inc. II	17,853	162,284
American Strategic Income Portfolio, Inc. III	50,940	380,522
ASA Gold and Precious Metals Ltd.	15,445	324,963
Asia Pacific Fund, Inc. (The) (a)	23,825	262,551
Asia Tigers Fund, Inc. (The)	8,289	104,690
Bancroft Fund Ltd.	7,468	129,122
BlackRock Build America Bond Trust	72,992	1,601,444
BlackRock California Municipal 2018 Term Trust	4,400	70,752
BlackRock Credit Allocation Income Trust IV	82,780	1,164,715
BlackRock Enhanced Capital and Income Fund	64,890	846,814
BlackRock Florida Municipal 2020 Term Trust	5,346	83,237
BlackRock Income Opportunity Trust, Inc.	54,951	618,199
BlackRock Income Trust, Inc.	216,565	1,557,102
BlackRock International Growth & Income Trust	53,957	417,088
BlackRock Municipal 2020 Term Trust	12,308	207,513
BlackRock Municipal Bond Investment Trust	449	7,745
BlackRock Municipal Income Investment Quality Trust	11,329	187,835
BlackRock Municipal Income Investment Trust	2,333	37,958
BlackRock Municipal Income Quality Trust	14,314	237,040
BlackRock MuniHoldings California Quality Fund, Inc.	6,400	106,496
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	34,330	572,624
BlackRock MuniHoldings New York Insured Fund, Inc.	14,974	238,985
BlackRock MuniHoldings Quality Fund II, Inc.	8,838	136,282
BlackRock MuniYield California Fund, Inc.	12,000	207,240
BlackRock MuniYield California Quality Fund, Inc.	12,132	200,785
BlackRock MuniYield Investment Quality Fund	9,672	154,172
BlackRock MuniYield Michigan Quality Fund II, Inc.	7,610	111,867
BlackRock MuniYield New Jersey Quality Fund, Inc.	15,779	258,618
BlackRock MuniYield Pennsylvania Quality Fund	20,231	327,338
BlackRock MuniYield Quality Fund III, Inc.	10,600	165,996
BlackRock Resources & Commodities Strategy Trust	117,776	1,611,176
Boulder Total Return Fund, Inc. (a)	24,731	481,265
Brookfield Global Listed Infrastructure Income Fund, Inc.	18,183	389,116
Calamos Convertible and High Income Fund	15,932	203,292
Calamos Global Dynamic Income Fund	30,600	272,340
Calamos Strategic Total Return Fund	71,051	738,930
Central Europe & Russia Fund, Inc. (The)	366	12,964
Central Securities Corporation	13,997	285,819
Clough Global Allocation Fund	16,174	232,906
Clough Global Equity Fund	31,459	434,763
Clough Global Opportunities Fund	108,997	1,333,033
Cohen & Steers Closed-End Opportunity Fund, Inc.	85,610	1,131,764
Cohen & Steers Dividend Majors Fund, Inc.	26,253	376,731
Cohen & Steers Global Income Builder, Inc.	10,209	110,155
Cohen & Steers Infrastructure Fund, Inc.	70,403	1,378,491
Cohen & Steers Quality Income Realty Fund, Inc.	133,650	1,434,065
Cohen & Steers REIT & Preferred Income Fund, Inc.	27,726	499,345

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.9% (Continued)	Shares	Value
Cohen & Steers Select Preferred and Income Fund, Inc.	1,273	$34,549
Cutwater Select Income Fund	3,452	68,704
Delaware Enhanced Global Dividend and Income Fund	4,984	59,509
Delaware Investments Dividend & Income Fund, Inc.	19,276	165,581
Denali Fund (The) (a)	2,826	49,851
Dividend and Income Fund	16,700	243,152
Dow 30 Enhanced Premium & Income Fund, Inc.	58,543	660,365
Dow 30 Premium & Dividend Income Fund, Inc.	18,706	260,949
Duff & Phelps Global Utility Income Fund, Inc.	22,934	425,196
Duff & Phelps Ultility & Corporate Bond Trust, Inc.	4,973	61,417
Eagle Capital Growth Fund, Inc.	5,451	38,430
Eaton Vance Enhanced Equity Income Fund	75,236	847,910
Eaton Vance Enhanced Equity Income Fund II	133,673	1,467,730
Eaton Vance Massachusetts Municipal Bond Fund	3,086	50,580
Eaton Vance Massachusetts Municipal Income Fund	4,294	66,085
Eaton Vance Michigan Municipal Bond Fund	1,466	21,755
Eaton Vance Michigan Municipal Income Trust	3,550	50,871
Eaton Vance National Municipal Opportunities Trust	10,021	227,477
Eaton Vance New York Municipal Bond Fund 2	265	3,726
Eaton Vance Ohio Municipal Income Trust	3,370	52,336
Eaton Vance Risk-Managed Diversified Equity Income Fund	113,828	1,232,757
Eaton Vance Tax-Managed Buy-Write Income Fund	54,542	790,859
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	80,490	1,039,126
Eaton Vance Tax-Managed Diversified Equity Income Fund	85,476	859,034
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	142,667	1,596,444
Ellsworth Fund Ltd.	18,015	135,293
Engex, Inc. (a)	633	1,544
European Equity Fund, Inc. (The)	1,237	9,203
Federated Enhanced Treasury Income Fund	6,670	95,648
First Opportunity Fund, Inc. (a)	27,407	219,256
First Trust Active Dividend Income Fund (The)	3,700	29,489
First Trust Energy Infrastructure Fund	27,991	638,195
First Trust Enhanced Equity Income Fund	29,517	369,553
First Trust/FIDAC Mortgage Income Fund	24,503	424,392
Firsthand Technology Value Fund, Inc. (a)	8,468	155,049
Gabelli Dividend & Income Trust	16,184	288,075
Gabelli Healthcare & WellnessRx Trust (The)	19,887	182,364
General American Investors Company, Inc.	25,229	747,031
Guggenheim Build America Bonds Managed Duration Trust	42,307	962,484
Guggenheim Equal Weight Enhanced Equity Income Fund	13,493	248,001
H&Q Life Sciences Investors	519	8,086
Helios Advantage Income Fund, Inc.	1	2
Helios Multi-Sector High Income Fund, Inc.	1	1
Helios Strategic Income Fund, Inc.	12,362	80,971
India Fund, Inc.	41,189	904,922
Invesco Value Municipal Income Trust	87,821	1,449,923
Invesco Van Kampen California Value Municipal Income Trust	53,956	743,514
Japan Equity Fund, Inc. (The)	22,176	126,847
John Hancock Hedged Equity & Income Fund	400	6,530
John Hancock Tax-Advantaged Dividend Income Fund	51,815	982,931
Korea Equity Fund, Inc. (a)	13,241	117,977
Liberty All-Star Equity Fund	255,246	1,273,678

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.9% (Continued)	Shares	Value
Liberty All-Star Growth Fund, Inc.	48,048	$200,841
LMP Real Estate Income Fund, Inc.	176	2,100
Macquarie Global Infrastructure Total Return Fund, Inc.	4,264	87,241
Madison/Claymore Covered Call & Equity Strategy Fund	49,221	396,229
Mexico Equity and Income Fund, Inc. (The) (a)	3,215	50,604
MFS California Insured Municipal Trust	10,727	131,942
MFS Charter Income Trust	69,406	707,941
MFS InterMarket Income Trust I	10,680	94,304
MFS Investment Grade Municipal Trust	14,890	158,578
MFS Multimarket Income Trust	42,416	309,637
Montgomery Street Income Securities, Inc.	1,811	30,932
Morgan Stanley Asia-Pacific Fund, Inc.	7,265	113,334
Morgan Stanley Eastern Europe Fund, Inc.	1,675	30,150
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	23,894	415,756
Morgan Stanley Income Securities, Inc.	9,489	174,313
Neuberger Berman High Yield Fund	8,419	118,287
Neuberger Berman Real Estate Securities Income Fund, Inc.	8,967	44,207
New Germany Fund, Inc. (The)	35,553	603,690
New Ireland Fund, Inc. (The) (a)	11,106	109,505
Nuveen AMT-Free Municipal Income Fund	2,939	44,819
Nuveen Arizona Dividend Advantage Municipal Fund 2	600	9,426
Nuveen Build America Bond Opportunity Fund	16,604	358,646
Nuveen Build America Bond Term Fund	41,063	859,449
Nuveen California AMT-Free Municipal Income Fund	21,074	320,957
Nuveen California Dividend Advantage Municipal Fund	14,853	235,271
Nuveen California Dividend Advantage Municipal Fund 3	30,011	433,659
Nuveen California Municipal Value Fund 2	425	7,182
Nuveen California Performance Plus Municipal Fund, Inc.	4,549	73,739
Nuveen California Premium Income Municipal Fund	5,404	85,383
Nuveen California Select Tax-Free Income Portfolio	1,614	25,372
Nuveen Connecticut Premium Income Municipal Fund	13,713	198,153
Nuveen Core Equity Alpha Fund	12,619	181,587
Nuveen Dividend Advantage Municipal Fund	64,134	1,015,241
Nuveen Dividend Advantage Municipal Fund 2	43,563	680,454
Nuveen Dividend Advantage Municipal Fund 3	93,259	1,431,526
Nuveen Dividend Advantage Municipal Income Fund	43,531	677,342
Nuveen Enhanced Municipal Value Fund	26,748	435,457
Nuveen Equity Premium Advantage Fund	7,712	95,706
Nuveen Global Value Opportunities Fund	67,934	1,030,559
Nuveen Insured Massachusetts Tax Free Advantage Municipal Fund	223	3,191
Nuveen Maryland Premium Income Municipal Fund	20,691	316,779
Nuveen Massachusetts Dividend Advantage Municipal Fund	1,378	21,180
Nuveen Michigan Quality Income Municipal Fund, Inc.	12,812	203,076
Nuveen Multi-Currency Short-Term Government Income Fund	52,072	689,433
Nuveen Multi-Strategy Income and Growth Fund	148,773	1,477,316
Nuveen Municipal Advantage Fund	49,147	753,423
Nuveen Municipal High Income Opportunity Fund 2	4,972	67,321
Nuveen Municipal Market Opportunity Fund	53,769	798,470
Nuveen Municipal Opportunity Fund, Inc.	50,510	794,522
Nuveen Municipal Value Fund	46,513	485,131
Nuveen New Jersey Dividend Advantage Municipal Fund	6,243	97,641
Nuveen New Jersey Municipal Value Fund	3,937	66,968

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.9% (Continued)	Shares	Value
Nuveen New York AMT-Free Municipal Income Fund	500	$7,645
Nuveen New York Dividend Advantage Municipal Fund	7,896	122,546
Nuveen New York Dividend Advantage Municipal Fund 2	6,390	97,384
Nuveen New York Dividend Advantage Municipal Income Fund, Inc.	3,470	53,195
Nuveen New York Investment Quality Municipal Fund	21,318	329,576
Nuveen New York Municipal Value Fund	8,343	86,600
Nuveen New York Municipal Value Fund 2	3,614	59,270
Nuveen New York Performance Plus Municipal Fund, Inc.	10,420	173,910
Nuveen New York Premium Income Municipal Fund, Inc.	9,650	152,759
Nuveen New York Quality Income Municipal Fund, Inc.	27,845	429,927
Nuveen New York Select Quality Municipal Fund, Inc.	4,376	69,622
Nuveen New York Select Tax-Free Income Portfolio	1,716	25,860
Nuveen North Carolina Premium Income Municipal Fund	7,494	113,534
Nuveen Pennsylvania Dividend Advantage Municipal Fund	4,098	62,576
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	2,871	43,582
Nuveen Pennsylvania Investment Quality Municipal Fund	12,977	206,983
Nuveen Pennsylvania Municipal Value Fund	2,701	42,919
Nuveen Performance Plus Municipal Fund	80,879	1,346,635
Nuveen Premier Municipal Income Fund, Inc.	10,692	164,336
Nuveen Premier Municipal Opportunity Fund, Inc.	27,695	434,535
Nuveen Premium Income Municipal Fund 2	37,520	588,316
Nuveen Premium Income Municipal Opportunity Fund	35,038	516,460
Nuveen Quality Income Municipal Fund	63,290	999,982
Nuveen Quality Preferred Income Fund 2	51,602	485,575
Nuveen Select Maturities Municipal Fund	1,531	16,366
Nuveen Select Quality Municipal Fund	30,432	484,782
Nuveen Select Tax-Free Income Portfolio 2	3,343	48,741
Nuveen Tax-Advantaged Dividend Growth Fund	2,522	38,965
Nuveen Tax-Advantaged Total Return Strategy Fund	2,220	25,597
Petroleum & Resources Corporation	18,122	474,978
Putnam High Income Securities Fund	900	7,407
Putnam Master Intermediate Income Trust	7,791	40,435
Putnam Municipal Opportunities Trust	20,721	273,310
Putnam Premier Income Trust	288,029	1,598,561
Reaves Utility Income Fund (The)	3,700	93,795
RENN Global Entrepreneurs Fund, Inc. (a)	6,554	9,831
RMR Real Estate Income Fund	38,987	763,367
Royce Micro-Cap Trust, Inc.	19,672	200,261
Royce Value Trust, Inc.	110,307	1,599,451
Source Capital, Inc.	4,197	236,417
Special Opportunities Fund, Inc.	11,007	176,993
Swiss Helvetia Fund, Inc. (The)	37,482	454,282
Taiwan Fund, Inc. (The) (a)	10,020	167,234
Templeton Dragon Fund, Inc.	32,615	968,013
Templeton Russia & East European Fund, Inc.	10,476	163,845
Thai Fund, Inc. (The)	25,089	551,958
Tortoise Power and Energy Infrastructure Fund, Inc.	840	22,512
Transamerica Income Shares, Inc.	6,298	144,350
Tri-Continental Corporation	66,384	1,122,553
Turkish Investment Fund, Inc. (The)	14,871	256,971
VelocityShares Daily Inverse VIX Short-Term ETN (a)	216,300	4,529,322
Virtus Total Return Fund	477	1,951

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.9% (Continued)	Shares	Value
Wells Fargo Advantage Multi-Sector Income Fund	62,604	$1,015,437
Western Asset High Yield Defined Opportunity Fund, Inc.	6,866	128,806
Western Asset Inflation Management Fund, Inc.	6,934	128,695
Western Asset Intermediate Muni Fund, Inc.	400	4,252
Western Asset Municipal Partners Fund, Inc.	194	3,345
Western Asset Variable Rate Strategic Fund, Inc.	2,400	44,112
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	91,735	1,207,233
Western Asset/Claymore Inflation-Linked Securities & Income Fund	38,572	506,065
WisdomTree Earnings 500 Fund	35	1,820
Zweig Fund, Inc. (The)	33,951	429,141
Zweig Total Return Fund, Inc. (The)	43,669	558,963
Total Other Investments (Cost $91,609,333)		$93,607,175

WARRANTS - 0.0% (d)	Shares	Value
Dynegy, Inc. (a) (Cost $926)	561	$656

CORPORATE BONDS - 0.0% (d)	Par Value	Value
Financials - 0.0% (d)
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$2,771

MONEY MARKET FUNDS - 3.6%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (e) (Cost $69,754,496)	69,754,496	$69,754,496

Total Investments at Value - 98.8% (Cost $1,729,530,104)		$1,905,998,635

Other Assets in Excess of Liabilities - 1.2%		23,981,800	(f)

Net Assets - 100.0%		$1,929,980,435

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Security value has been determined in good faith by the Board of Trustees. Total value of such securities is $197,983 at January 31, 2013, representing 0.0% of net assets (Note 1).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of January 31, 2013.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
January 31, 2013 (Unaudited)

COMMON STOCKS - 62.3%	Shares	Value
Consumer Discretionary - 9.6%
Auto Components - 0.1%
China Automotive Systems, Inc.	95,420	$525,764
China XD Plastics Company Ltd.	90,134	387,576
Quantum Fuel Systems Technologies Worldwide, Inc.	661,132	487,717
SORL Auto Parts, Inc.	20,719	64,851
		1,465,908
Automobiles - 0.3%
Kandi Technologies Corporation	132,343	475,112
Tesla Motors, Inc.	135,739	5,091,570
Winnebago Industries, Inc.	29,981	561,244
		6,127,926
Distributors - 0.0% (a)
China Metro-Rural Holdings Ltd.	100	120
VOXX International Corporation	59,185	571,727
Weyco Group, Inc.	121	2,756
		574,603
Diversified Consumer Services - 1.4%
American Public Education, Inc.	78,772	3,035,085
Apollo Group, Inc. - Class A	3,329	67,312
Bridgepoint Education, Inc.	79,291	836,520
Capella Education Company	488	13,332
Carriage Services, Inc.	3,456	48,315
ChinaCast Education Corporation	280,803	28,080
Coinstar, Inc.	16,162	822,323
Corinthian Colleges, Inc.	1,053,826	2,592,412
CPI Corporation	4,039	242
DeVry, Inc.	10,725	269,948
Education Management Corporation	108,780	471,018
Grand Canyon Education, Inc.	10,719	255,755
ITT Educational Services, Inc.	1,090	18,356
K12, Inc.	143,767	2,653,939
Matthews International Corporation - Class A	305	9,992
Regis Corporation	93,845	1,665,749
School Specialty, Inc.	34,783	3,579
Service Corporation International	257,084	3,838,264
Sotheby's	151,720	5,449,782
Stewart Enterprises, Inc. - Class A	383,347	3,162,613
StoneMor Partners, L.P.	38,881	984,467
Weight Watchers International, Inc.	6,852	366,377
		26,593,460
Hotels, Restaurants & Leisure - 0.3%
Asia Entertainment & Resources Ltd.	17,899	84,662
Bluegreen Corporation	51,013	489,725
Boyd Gaming Corporation	41,846	293,340
Buffalo Wild Wings, Inc.	4,692	345,097
CEC Entertainment, Inc.	6,090	200,726
Cracker Barrel Old Country Store, Inc.	1,617	104,814
Dunkin' Brands Group, Inc.	4,462	162,908
Interval Leisure Group, Inc.	51,708	1,023,818
Kona Grill, Inc.	324	2,738
Life Time Fitness, Inc.	25,971	1,317,509
Marriott Vacations Worldwide Corporation	4,912	217,995

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Discretionary - 9.6% (Continued)
Hotels, Restaurants & Leisure - 0.3% (Continued)
MTR Gaming Group, Inc.	287	$1,148
PokerTek, Inc.	1,884	2,393
Red Lion Hotels Corporation	33,088	247,167
Red Robin Gourmet Burgers, Inc.	5,698	210,655
Royal Caribbean Cruises Ltd.	100	3,620
Ruby Tuesday, Inc.	15,700	118,221
Ryman Hospitality Properties	33,300	1,331,001
Six Flags Entertainment Corporation	2,593	163,203
Star Buffet, Inc.	325	812
Universal Travel Group	237,996	130,898
		6,452,450
Household Durables - 2.0%
American Greetings Corporation - Class A	205,906	3,294,496
Bassett Furniture Industries, Inc.	1,597	22,230
Blyth, Inc.	44,365	621,554
Cavco Industries, Inc.	106	5,497
Comstock Homebuilding Companies, Inc. - Class A	27,727	38,263
Deer Consumer Products, Inc.	51,567	10,571
Flexsteel Industries, Inc.	206	4,833
Furniture Brands International, Inc.	1,558	2,150
Garmin Ltd.	25,983	984,496
Harman International Industries, Inc.	10,591	474,265
Hovnanian Enterprises, Inc. - Class A	534,348	3,051,127
iRobot Corporation	7,431	170,021
Leggett & Platt, Inc.	234	6,889
Location Based Technologies, Inc.	103,181	24,557
M/I Homes, Inc.	18,156	494,570
Mad Catz Interactive, Inc.	493,927	283,959
MDC Holdings, Inc.	15,041	591,412
Meritage Homes Corporation	18,904	836,313
Ryland Group, Inc. (The)	189,254	7,517,169
Sealy Corporation	420,280	907,805
Skullcandy, Inc.	1,037,196	6,824,750
SodaStream International Ltd.	42,444	2,041,132
Standard Pacific Corporation	64,841	538,180
Tempur-Pedic International, Inc.	214,399	8,352,985
ZAGG, Inc.	277,957	1,923,462
		39,022,686
Internet & Catalog Retail - 0.6%
Blue Nile, Inc.	74,697	2,501,603
E-Commerce China Dangdang, Inc. - ADR	55,868	230,176
Gaiam, Inc. - Class A	519	1,697
Groupon, Inc.	101,758	559,669
HomeAway, Inc.	31,111	745,731
Liberty Interactive Corporation - Series A	9,280	197,293
NetFlix, Inc.	1,736	286,857
NutriSystem, Inc.	86,850	784,255
Overstock.com, Inc.	144,591	1,943,303
PetMed Express, Inc.	233,560	3,045,622
Shutterfly, Inc.	18,944	626,667
Vitacost.com, Inc.	4,500	32,535
		10,955,408

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Discretionary - 9.6% (Continued)
Leisure Equipment & Products - 0.6%
Black Diamond, Inc.	85,526	$654,274
Callaway Golf Company	1,853	12,156
Eastman Kodak Company	1,215,620	262,574
JAKKS Pacific, Inc.	80,965	1,057,403
LeapFrog Enterprises, Inc.	707,385	6,373,539
Nautilus, Inc.	1,747	9,451
Smith & Wesson Holding Corporation	95,380	820,268
Sturm Ruger & Company, Inc.	57,781	2,933,541
		12,123,206
Media - 1.1%
A.H. Belo Corporation	1,402	7,403
AMC Networks, Inc.	542	30,878
Atrinsic, Inc.	87,591	744
Central European Media Enterprises Ltd.	106,405	628,854
China Yida Holding Company	1,079	4,273
Clear Channel Outdoor Holdings, Inc.	151,585	1,136,887
Dex One Corporation	400,905	693,566
Dial Global, Inc.	2,195	1,032
Digital Domain Media Group, Inc.	75,247	1,053
DreamWorks Animation SKG, Inc. - Class A	73,227	1,274,882
Gray Television, Inc.	1,640	6,134
IMAX Corporation	100	2,363
Journal Communications, Inc.	746	4,088
Lee Enterprises, Inc.	322,902	410,085
Lions Gate Entertainment Corporation	7,364	134,908
Live Nation, Inc.	272,713	2,798,035
Madison Square Garden Company (The) - Class A	706	36,726
Manchester United plc - Class A	116,299	1,953,823
Martha Stewart Living Omnimedia, Inc. - Class A	8,852	25,759
McClatchy Company (The) - Class A	616,975	1,801,567
Media General, Inc. - Class A	147,101	626,650
Meredith Corporation	138,906	5,036,732
Morningstar, Inc.	22	1,489
New York Times Company (The)	4,439	39,330
Pandora Media, Inc.	76,014	875,681
Radio One, Inc. - Class D	3,769	5,126
Regal Entertainment Group - Class A	40,229	600,619
Scholastic Corporation	42	1,246
Sirius XM Radio, Inc.	1,083	3,401
SPAR Group, Inc.	705	1,255
SuperMedia, Inc.	43,230	161,680
Tiger Media, Inc.	1,132	1,155
Valassis Communications, Inc.	105,945	2,972,817
World Wrestling Entertainment, Inc. - Class A	65,447	560,226
		21,840,467
Multiline Retail - 0.7%
Big Lots, Inc.	141,229	4,540,512
Bon-Ton Stores, Inc. (The)	378,999	4,756,437
Fred's, Inc. - Class A	17,598	232,646
J. C. Penney Company, Inc.	1,194	24,274
Saks, Inc.	238,674	2,580,066
Sears Canada, Inc.	9,011	86,193

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Discretionary - 9.6% (Continued)
Multiline Retail - 0.7% (Continued)
Sears Holdings Corporation	17,496	$821,437
		13,041,565
Specialty Retail - 2.0%
AutoChina International Ltd. (b)	156	2,808
Books-A-Million, Inc.	12,665	31,029
Buckle, Inc. (The)	30,412	1,422,673
Cabela's, Inc. - Class A	15,227	786,018
Cache, Inc.	100	247
China Auto Logistics, Inc.	50	150
Coldwater Creek, Inc.	105,265	398,954
Conn's, Inc.	126,995	3,611,738
Express, Inc.	76,592	1,407,761
Finish Line, Inc. (The)	216,693	4,039,157
Francesca's Holdings Corporation	82,899	2,354,331
Genesco, Inc.	13,080	815,276
Guess?, Inc.	6,174	167,254
hhgregg, Inc.	335,975	2,849,068
Hibbett Sports, Inc.	30	1,580
Jos. A. Bank Clothiers, Inc.	36,826	1,492,926
Lithia Motors, Inc.	86,524	3,743,893
Lumber Liquidators Holdings, Inc.	5,439	321,880
Mattress Firm Holding Corporation	38,968	1,092,663
Monro Muffler Brake, Inc.	59,410	2,151,830
Orchard Supply Hardware Stores Corporation - Class A	5,013	35,743
Pep Boys - Manny Moe & Jack (The)	5,251	58,444
Pier 1 Imports, Inc.	359	7,787
RadioShack Corporation	2,024,813	6,661,635
rue21, inc.	31,769	943,857
Select Comfort Corporation	114,152	2,513,627
Systemax, Inc.	2,859	27,990
Tile Shop Holdings, Inc. (The)	4,476	82,314
Trinity Place Holdings, Inc. (b)	160	736
Walking Company Holdings, Inc. (The) (b)	4	37
Winmark Corporation	25	1,617
Zumiez, Inc.	17,329	365,642
		37,390,665
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc.	195,062	276,988
Deckers Outdoor Corporation	77,379	3,091,291
DGSE Companies, Inc.	3,657	20,955
G-III Apparel Group Ltd.	19,380	695,548
Joe's Jeans, Inc.	100	122
Jones Group, Inc. (The)	13,542	162,504
Kingold Jewelry, Inc.	142,843	184,268
R.G. Barry Corporation	300	4,014
Skechers U.S.A., Inc. - Class A	111,386	2,116,334
Vera Bradley, Inc.	129,115	3,265,318
		9,817,342
Consumer Staples - 2.6%
Beverages - 0.2%
Boston Beer Company, Inc. - Class A	508	71,293
Central European Distribution Corporation	1,012,909	2,177,754

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Staples - 2.6% (Continued)
Beverages - 0.2% (Continued)
MGP Ingredients, Inc.	56	$209
Primo Water Corporation	85,962	106,593
Reed's, Inc.	93,330	543,181
		2,899,030
Food & Staples Retailing - 0.7%
Arden Group, Inc. - Class A	39	3,650
Crumbs Bake Shop, Inc.	466	1,407
Pizza Inn Holdings, Inc.	4,446	16,895
Roundy's, Inc.	445,636	2,593,602
Spartan Stores, Inc.	520	8,445
SUPERVALU, Inc.	2,927,075	11,444,863
Susser Holdings Corporation	10	419
Sysco Corporation	200	6,354
Weis Markets, Inc.	5,867	236,205
		14,311,840
Food Products - 0.8%
AgFeed Industries, Inc.	179,465	44,866
Annie's, Inc.	12,139	435,304
Boulder Brands, Inc.	158,853	2,133,396
Calavo Growers, Inc.	87,027	2,167,843
Cal-Maine Foods, Inc.	1,401	58,394
China Marine Food Group Ltd.	68,303	51,910
Chiquita Brands International, Inc.	572	4,204
Coffee Holding Company, Inc.	69,625	492,945
Dean Foods Company	7,948	145,528
Diamond Foods, Inc.	190,722	2,723,510
Dole Food Company, Inc.	113,595	1,265,448
Feihe International, Inc.	47,314	315,584
Green Mountain Coffee Roasters, Inc.	5,014	228,287
Kraft Foods Group, Inc.	4,208	194,494
Le Gaga Holdings Ltd.	3,510	13,654
Lifeway Foods, Inc.	8,985	92,995
Limoneira Company	32	696
McCormick & Company, Inc.	2,474	154,254
Sanderson Farms, Inc.	1,467	74,054
SkyPeople Fruit Juice, Inc.	30,874	74,098
Smithfield Foods, Inc.	134,317	3,130,929
Stevia Corporation	4,596	1,655
Tootsie Roll Industries, Inc.	49,135	1,331,558
Umami Sustainable Seafood, Inc.	756	1,361
Yuhe International, Inc.	109,183	15,286
		15,152,253
Personal Products - 0.6%
China Sky One Medical, Inc.	197,454	33,567
China-Biotics, Inc.	532,897	868,622
Elizabeth Arden, Inc.	68,164	2,618,179
Herbalife Ltd.	25,020	908,727
LifeVantage Corporation	381,282	1,010,397
Nu Skin Enterprises, Inc.	14,949	633,240
Synutra International, Inc.	96,374	427,901
USANA Health Sciences, Inc.	137,367	4,869,660
		11,370,293

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Staples - 2.6% (Continued)
Tobacco - 0.3%
Alliance One International, Inc.	100,160	$362,579
Star Scientific, Inc.	1,275,121	2,677,754
Universal Corporation	45,464	2,472,332
Vector Group Ltd.	50,903	791,033
		6,303,698
Energy - 5.3%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc.	13,558	715,456
Basic Energy Services, Inc.	77,088	996,748
C&J Energy Services, Inc.	19,456	445,737
Cal Dive International, Inc.	748,028	1,421,253
Compressco Partners, L.P.	2,114	39,680
Heckmann Corporation	904,414	3,472,950
Lufkin Industries, Inc.	3,011	174,367
Mitcham Industries, Inc.	1,734	25,698
Natural Gas Services Group, Inc.	97	1,764
Newpark Resources, Inc.	187,905	1,619,741
Poseidon Concepts Corporation	5,042	6,318
Recon Technology Ltd.	900	1,440
RigNet, Inc.	1,182	25,318
RPC, Inc.	106,391	1,592,673
Seadrill Partners, LLC	19,498	564,467
SulphCo, Inc.	486,090	292
Vantage Drilling Company	379,390	709,459
		11,813,361
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc.	115,581	1,024,048
Amyris, Inc.	190,619	579,482
Apco Oil and Gas International, Inc.	2,414	31,454
Approach Resources, Inc.	11,965	318,149
Arch Coal, Inc.	27,077	192,788
Atlas Energy, L.P.	200	7,682
ATP Oil & Gas Corporation	376,995	29,029
Bill Barrett Corporation	38,850	620,434
BioFuel Energy Corporation	94,404	436,146
Blue Dolphin Energy Company	41,521	240,822
BMB Munai, Inc.	5,958	122
Bonanza Creek Energy, Inc.	11,306	349,129
BPZ Resources, Inc.	1,099,370	3,463,015
CAMAC Energy, Inc.	235,963	158,968
Carrizo Oil & Gas, Inc.	100,135	2,150,900
Chesapeake Granite Wash Trust	51,016	959,101
China Integrated Energy, Inc.	485,749	184,585
China North East Petroleum Holdings Ltd.	234,600	51,612
Clean Energy Fuels Corporation	544,897	6,980,131
Comstock Resources, Inc.	27,635	403,195
Constellation Energy Partners, LLC	1,600	2,016
Contango Oil & Gas Company	4,742	203,574
Cubic Energy, Inc.	8,104	1,856
CVR Refining, L.P.	7,908	224,904
DCP Midstream Partners, L.P.	3,701	166,952
Dominion Resources Black Warrior Trust	1,352	6,206

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Energy - 5.3% (Continued)
Oil, Gas & Consumable Fuels - 4.7% (Continued)
ECA Marcellus Trust I	2,401	$45,019
Emerald Oil, Inc.	7,081	42,132
Enbridge Energy Management, LLC	74,872	2,282,099
Endeavour International Corporation	161,775	880,056
Energy Transfer Equity, L.P.	60	3,034
Energy XXI (Bermuda) Ltd.	91,887	2,877,901
Enterprise Products Partners, L.P.	101	5,724
Forest Oil Corporation	59,423	413,584
Frontline Ltd.	359,978	1,249,124
GeoGlobal Resources, Inc.	321,275	12,530
Gevo, Inc.	62,187	143,030
GMX Resources, Inc.	64,903	427,713
Goodrich Petroleum Corporation	299,437	2,976,404
Green Plains Renewable Energy, Inc.	68,199	532,634
GreenHunter Energy, Inc.	36,697	64,220
Halcon Resources Corporation	101,681	776,843
Harvest Natural Resources, Inc.	538,879	5,000,797
Houston American Energy Corporation	34,252	8,597
Hugoton Royalty Trust	24,509	204,650
Hyperdynamics Corporation	890,597	456,876
Inergy Midstream, L.P.	6,281	148,923
InterOil Corporation	361	21,544
Isramco, Inc.	1,470	149,558
Ivanhoe Energy, Inc.	13,800	11,522
James River Coal Company	2,005,556	6,036,724
Kinder Morgan Management, LLC	16,301	1,344,343
Kinder Morgan, Inc.	3,964	148,491
KiOR, Inc. - Class A	570,412	3,137,266
Knightsbridge Tankers Ltd.	126,674	846,182
L & L Energy, Inc.	271,760	470,145
Lucas Energy, Inc.	354,588	567,341
Magellan Petroleum Corporation	59	66
Magnum Hunter Resources Corporation	189,309	764,808
McMoRan Exploration Company	197,610	3,124,214
Mexco Energy Corporation	215	1,516
Miller Energy Resources, Inc.	504,948	2,034,940
New Concept Energy, Inc.	12,245	20,572
NEXEN, Inc.	7,700	206,052
NGL Energy Partners, L.P.	1,483	37,372
Niska Gas Storage Partners, LLC	600	7,404
Nordic American Tankers Ltd.	123,750	1,069,200
Northern Oil & Gas, Inc.	140,713	2,327,393
ONEOK Partners, L.P.	23	1,371
Overseas Shipholding Group, Inc.	842,472	842,472
Oxford Resource Partners, L.P.	138,093	483,325
Pacific Ethanol, Inc.	1,554,726	559,701
Panhandle Oil & Gas, Inc.	70	2,001
Patriot Coal Corporation	447,191	41,142
PDC Energy, Inc.	41,748	1,545,928
Pembina Pipeline Corporation	6,409	186,374
Pengrowth Energy Corporation	800	3,656
PetroBakken Energy Ltd.	767	6,750

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Energy - 5.3% (Continued)
Oil, Gas & Consumable Fuels - 4.7% (Continued)
PetroQuest Energy, Inc.	64,724	$332,681
Pyramid Oil Company	35,326	150,489
Quicksilver Resources, Inc.	616,777	1,689,969
Resolute Energy Corporation	53,897	458,663
REX American Resources Corporation	1,635	35,708
Rex Energy Corporation	291,682	3,829,785
Rhino Resource Partners, L.P.	35,318	552,727
Rose Rock Midstream, L.P.	277	8,950
Royale Energy, Inc.	189,397	511,372
Sabine Royalty Trust	415	19,443
San Juan Basin Royalty Trust	180,119	2,773,833
Sanchez Energy Corporation	24,690	493,306
SandRidge Energy, Inc.	62,180	440,234
Sino Clean Energy, Inc.	214,504	53,626
SM Energy Company	11,445	665,641
Solazyme, Inc.	425,697	3,341,721
Southcross Energy Partners, L.P.	22,895	538,490
StealthGas, Inc.	611	5,523
Summit Midstream Partners, L.P.	65	1,422
Susser Petroleum Partners, L.P.	28,026	812,754
Teekay Offshore Partners, L.P.	6,250	172,187
Teekay Tankers Ltd. - Class A	900,629	2,575,799
Tri-Valley Corporation	568,872	569
Uranerz Energy Corporation	391,551	575,580
Uranium Energy Corporation	1,201,154	2,702,596
Uranium Resources, Inc.	92,617	298,226
Ur-Energy, Inc.	11,220	9,986
USEC, Inc.	856,357	485,126
Verenium Corporation	101,034	238,440
Westmoreland Coal Company	800	8,032
Whiting USA Trust I	470,481	2,893,458
Whiting USA Trust II	500	8,650
World Fuel Services Corporation	3,943	169,983
Zion Oil & Gas, Inc.	246,322	209,374
		90,401,906
Financials - 9.8%
Capital Markets - 1.3%
AllianceBernstein Holding, L.P.	9,953	202,643
Carlyle Group (The)	27,783	867,941
CIFC Corporation	600	5,298
Cohen & Steers, Inc.	52,602	1,730,080
FBR & Company	776	3,081
Federated Investors, Inc. - Class B	68,750	1,626,625
Fidus Investment Corporation	63,756	1,143,145
Financial Engines, Inc.	397	13,204
Full Circle Capital Corporation	55	424
FXCM, Inc.	171,402	2,055,110
Gladstone Investment Corporation	155,209	1,159,411
Greenhill & Company, Inc.	4,147	244,258
GSV Capital Corporation	283	2,420
Investors Capital Holdings Ltd.	131	504
KCAP Financial, Inc.	422,026	4,363,749

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 9.8% (Continued)
Capital Markets - 1.3% (Continued)
Knight Capital Group, Inc.	539,863	$2,008,290
Manning & Napier, Inc.	2,684	37,844
MF Global Holdings Ltd.	489,633	20,565
Och-Ziff Capital Management Group, LLC	190,435	1,885,307
Oppenheimer Holdings, Inc.	435	7,399
PennantPark Floating Rate Capital Ltd.	1,399	18,593
Penson Worldwide, Inc.	261,155	5,223
Prospect Capital Corporation	378,232	4,266,457
Pzena Investment Management, Inc. - Class A	1,392	8,115
Rand Capital Corporation	751	1,878
Safeguard Scientifics, Inc.	66,480	1,026,451
SEI Investments Company	47,105	1,269,951
Triangle Capital Corporation	7,701	209,775
U.S. Global Investors, Inc.	271	1,054
		24,184,795
Commercial Banks - 3.7%
Ameris Bancorp	48,764	646,611
Ames National Corporation	95	2,079
Arrow Financial Corporation	10,244	249,954
Auburn National Bancorporation, Inc.	381	8,100
BancFirst Corporation	174	7,117
BancorpSouth, Inc.	7,942	115,159
BancTrust Financial Group, Inc.	4,769	13,592
Bank of Hawaii Corporation	42,776	2,057,098
Bank of the Ozarks, Inc.	107,379	3,900,005
Banner Corporation	23,709	716,012
BBCN Bancorp, Inc.	212,396	2,567,868
BNC Bancorp	1,127	9,354
Boston Private Financial Holdings, Inc.	153,641	1,421,179
Bridge Bancorp, Inc.	313	6,398
Bridge Capital Holdings	1,177	18,467
Britton & Koontz Capital Corporation	9	88
Bryn Mawr Bank Corporation	5,368	124,215
C&F Financial Corporation	575	23,368
Capital City Bank Group, Inc.	36,081	404,107
Capitol Bancorp Ltd.	40,199	3,658
Cascade Bancorp	27,027	187,027
CenterState Banks, Inc.	44	389
Citizens Holding Company	737	13,970
Citizens Republic Bancorp, Inc.	221	4,513
City Bank	13,826	1,383
City Holding Company	79,056	2,987,526
CoBiz Financial, Inc.	5,955	48,593
Columbia Banking System, Inc.	13,930	281,386
Community Bank System, Inc.	85,058	2,415,647
Community Trust Bancorp, Inc.	11,324	381,732
Dearborn Bancorp, Inc.	920	23
Eagle Bancorp, Inc.	1,488	33,569
Fauquier Bankshares, Inc.	228	2,759
First Bancorp, Inc. (The)	315	5,216
First BanCorporation (Puerto Rico)	243,727	1,250,319
First Busey Corporation	273,229	1,240,460

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 9.8% (Continued)
Commercial Banks - 3.7% (Continued)
First Commonwealth Financial Corporation	34,418	$243,335
First Financial Bancorporation	3,069	46,925
First Financial Bankshares, Inc.	111,873	4,593,505
First Niagara Financial Group, Inc.	521,894	4,091,649
First of Long Island Corporation (The)	111	3,237
FirstMerit Corporation	10,783	164,225
FNB Corporation	2,584	29,949
FNB United Corporation	14,471	159,470
Frontier Financial Corporation	10,459	188
German American Bancorp, Inc.	200	4,466
Glacier Bancorp, Inc.	29,057	452,708
Glen Burnie Bancorp	56	645
Hampton Roads Bankshares, Inc.	108,404	129,001
Heartland Financial USA, Inc.	6,527	154,625
Heritage Financial Corporation	41	579
Hudson Valley Holding Corporation	275	4,207
Independent Bank Corporation (Massachusetts)	109,920	3,406,421
Independent Bank Corporation (Michigan)	103,649	567,997
International Bancshares Corporation	41,310	807,610
Jeffersonville Bancorp	10	108
Lakeland Bancorp, Inc.	1,955	19,061
Macatawa Bank Corporation	72,553	337,371
MainSource Financial Group, Inc.	791	10,916
Mercantile Bancorp, Inc.	867	260
Mercantile Bank Corporation	2,409	39,748
Merchants Bancshares, Inc.	4	113
National Bankshares, Inc.	6,377	215,798
National Penn Bancshares, Inc.	122,904	1,198,314
NBT Bancorp, Inc.	48,662	1,009,250
Oak Valley Bancorp	147	1,235
Old National Bancorp	68,250	911,820
Old Second Bancorp, Inc.	49,765	108,488
Oriental Financial Group, Inc.	67,061	963,667
PAB Bankshares, Inc.	4,809	34
Pacific Mercantile Bancorp	100	580
PacWest Bancorp	87	2,391
Park National Corporation	45,572	2,982,687
Park Sterling Corporation	18,753	106,517
Patriot National Bancorp	638	1,034
Pinnacle Financial Partners, Inc.	125,026	2,684,308
PremierWest Bancorp, Inc.	18,936	29,161
Princeton National Bancorp, Inc.	600	14
Renasant Corporation	32,270	627,651
Republic Bancorp, Inc. - Class A	69,606	1,564,047
S&T Bancorp, Inc.	36,133	666,293
S.Y. Bancorp, Inc.	10,633	240,412
SCBT Financial Corporation	10,547	444,029
Seacoast Banking Corporation of Florida	832	1,489
Security Bank Corporation (b)	32,973	–
Simmons First National Corporation - Class A	63,204	1,613,598
Southside Bancshares, Inc.	117,089	2,475,261
Southwest Bancorp, Inc.	24,626	315,459

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 9.8% (Continued)
Commercial Banks - 3.7% (Continued)
Sterling Bancorp	42,365	$406,280
Sterling Financial Corporation	31,341	676,652
Suffolk Bancorp	300	4,149
Synovus Financial Corporation	800,743	2,065,917
Taylor Capital Group, Inc.	102,433	1,777,213
TCF Financial Corporation	11,151	152,323
Texas Capital Bancshares, Inc.	62,585	2,591,019
Tompkins Financial Corporation	14,102	576,913
TowneBank	110,031	1,669,170
Trustmark Corporation	9,847	227,761
United Bankshares, Inc.	77,349	1,971,626
United Security Bancshares	1,791	6,644
Valley National Bancorp	125,290	1,226,589
Washington Banking Company	320	4,509
West Bancorporation, Inc.	300	3,321
Westamerica Bancorporation	44,758	1,988,150
Western Alliance Bancorporation	549	6,753
Wintrust Financial Corporation	57,972	2,149,022
		72,084,808
Consumer Finance - 0.4%
Atlanticus Holdings Corporation	110,098	353,415
Encore Capital Group, Inc.	28,972	871,768
First Marblehead Corporation (The)	200	194
Green Dot Corporation - Class A	59,326	794,968
NetSpend Holdings, Inc.	182,079	1,973,736
World Acceptance Corporation	44,750	3,470,363
		7,464,444
Diversified Financial Services - 0.1%
CME Group, Inc.	2,355	136,213
Consumer Portfolio Services, Inc.	4,930	33,918
DJSP Enterprises, Inc.	15,586	1,870
KKR Financial Holdings, LLC	33,133	364,132
Life Partners Holdings, Inc.	204,974	557,529
PICO Holdings, Inc.	4,492	94,467
Primus Guaranty Ltd.	1,849	17,288
Sprott Resource Lending Corporation	155	233
		1,205,650
Insurance - 0.9%
Ambac Financial Group, Inc.	89,956	1,610
American Financial Group, Inc.	4,139	176,156
Assured Guaranty Ltd.	346,650	6,284,764
Axis Capital Holdings Ltd.	34,488	1,319,856
CNA Financial Corporation	22,243	692,869
CNO Financial Group, Inc.	131,612	1,351,655
EMC Insurance Group, Inc.	51	1,273
FBL Financial Group, Inc. - Class A	284	9,920
Gerova Financial Group Ltd. (b)	9,506	–
Homeowners Choice, Inc.	71,301	1,611,403
Kingsway Financial Services, Inc.	608	2,511
MBIA, Inc.	48,295	415,820
Montpelier Re Holdings Ltd.	11,454	279,249
National Financial Partners Corporation	201,545	3,549,207

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 9.8% (Continued)
Insurance - 0.9% (Continued)
Platinum Underwriters Holdings Ltd.	881	$42,931
Selective Insurance Group, Inc.	6,105	125,214
Tower Group, Inc.	63,569	1,226,882
Universal Insurance Holdings, Inc.	65	295
		17,091,615
Real Estate Investment Trusts (REIT) - 2.3%
Acadia Realty Trust	7,940	207,552
Arbor Realty Trust, Inc.	26,766	190,841
Ares Commerical Real Estate Corporation	1,875	32,437
ARMOUR Residential REIT, Inc.	41,451	297,618
Ashford Hospitality Trust, Inc.	29,361	340,294
Brandywine Realty Trust	12,042	153,295
Campus Crest Communities, Inc.	19,374	234,038
Cedar Realty Trust, Inc.	241,231	1,329,183
Colonial Properties Trust	129,880	2,845,671
Corporate Office Properties Trust	68,182	1,804,096
CubeSmart	145,418	2,217,624
DuPont Fabros Technology, Inc.	54,521	1,288,876
Excel Trust, Inc.	65,427	823,072
Extra Space Storage, Inc.	29,493	1,175,001
First Industrial Realty Trust, Inc.	207,424	3,250,334
First Potomac Realty Trust	100,526	1,377,206
Franklin Street Properties Corporation	72,458	941,954
Geo Group, Inc. (The)	38,325	1,250,161
Getty Realty Corporation	106,319	2,007,303
Gladstone Commercial Corporation	32,382	599,391
Glimcher Realty Trust	23,566	262,054
Healthcare Trust of America, Inc.	44,423	475,770
iStar Financial, Inc.	301,781	2,924,258
Liberty Property Trust	44,165	1,729,943
Mack-Cali Realty Corporation	56,339	1,530,731
Monmouth Real Estate Investment Corporation - Class A	44,366	481,815
New York Mortgage Trust, Inc.	186,721	1,307,047
NorthStar Realty Finance Corporation	26,602	207,496
Piedmont Office Realty Trust, Inc. - Class A	129,914	2,511,238
Realty Income Corporation	10,405	454,490
Redwood Trust, Inc.	14,436	275,728
Retail Opportunity Investments Corporation	161,263	2,104,482
Rouse Properties, Inc.	91,764	1,675,611
Sabra Health Care REIT, Inc.	11,808	296,263
Starwood Property Trust, Inc.	23,947	614,001
Sun Communities, Inc.	21,551	925,615
Terreno Realty Corporation	6	100
Walter Investment Management Corporation	109,577	4,910,145
		45,052,734
Real Estate Management & Development - 0.1%
China HGS Real Estate, Inc.	100	392
China Housing & Land Development, Inc.	149,097	198,299
Gazit-Globe Ltd.	1,949	24,908
Mays (J.W.), Inc.	144	3,210
Novation Companies, Inc.	628	364

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 9.8% (Continued)
Real Estate Management & Development - 0.1% (Continued)
St. Joe Company (The)	75,343	$1,770,561
		1,997,734
Thrifts & Mortgage Finance - 1.0%
Anchor BanCorp Wisconsin, Inc.	35,400	21,948
Astoria Financial Corporation	19,975	194,556
BankUnited, Inc.	18,041	485,303
BBX Capital Corporation - Class A	139,002	1,078,656
Berkshire Hills Bancorporation, Inc.	24,724	598,321
BofI Holding, Inc.	30,541	976,090
Clifton Savings Bancorp, Inc.	82	954
Federal National Mortgage Association	124,246	34,627
First Federal Bancshares of Arkansas, Inc.	6,056	59,652
First Financial Holdings, Inc.	10,456	158,408
Flushing Financial Corporation	7,290	115,474
Fox Chase Bancorp, Inc.	300	5,163
Freddie Mac	129,134	36,842
Impac Mortgage Holdings, Inc.	31,993	419,108
Malvern Bancorp, Inc.	499	5,649
MGIC Investment Corporation	871,729	2,423,407
NASB Financial, Inc.	3,726	84,506
Northwest Bancshares, Inc.	28,858	352,068
PMI Group, Inc. (The)	7	–
Provident New York Bancorp	3,181	28,406
Radian Group, Inc.	1,937,724	12,459,565
Security National Financial Corporation - Class A	8,129	98,767
Simplicity Bancorp, Inc.	269	3,879
Territorial Bancorp, Inc.	55	1,260
Triad Guaranty, Inc.	9,250	463
TrustCo Bank Corporation	21,316	112,762
Westfield Financial, Inc.	395	2,978
		19,758,812
Health Care - 9.5%
Biotechnology - 5.2%
Aastrom Biosciences, Inc.	365,521	489,798
Achillion Pharmaceuticals, Inc.	498,071	4,472,678
ADVENTRX Pharmaceuticals, Inc.	774,195	561,291
Aegerion Pharmaceuticals, Inc.	40,826	1,155,784
Amarin Corporation plc	58,442	497,926
Anthera Pharmaceuticals, Inc.	557,392	362,918
ARCA biopharma, Inc.	16,107	13,691
Arena Pharmaceuticals, Inc.	252,363	2,129,944
Arrowhead Research Corporation	28,355	55,009
Athersys, Inc.	9,046	14,564
AVEO Pharmaceuticals, Inc.	182,577	1,444,184
BioTime, Inc.	173,148	796,481
Cardium Therapeutics, Inc.	106,459	20,121
Celldex Therapeutics, Inc.	302,556	2,257,068
CEL-SCI Corporation	841,126	231,478
Celsion Corporation	925,990	1,398,245
China Biologic Products, Inc.	29,594	553,112
Cleveland BioLabs, Inc.	302,079	468,222
Clovis Oncology, Inc.	110,067	2,172,723

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 9.5% (Continued)
Biotechnology - 5.2% (Continued)
Curis, Inc.	100,196	$318,623
Cyclacel Pharmaceuticals, Inc.	19,357	107,044
Cytori Therapeutics, Inc.	804,318	2,203,831
CytRx Corporation	244,953	526,649
DARA BioSciences, Inc.	299,681	314,665
Dendreon Corporation	1,286,921	7,567,095
Discovery Laboratories, Inc.	601	1,352
Dyax Corporation	8,100	25,758
Enzon Pharmaceuticals, Inc.	55,541	274,928
EpiCept Corporation (b)	103,927	9,686
Exact Sciences Corporation	54,318	598,584
Exelixis, Inc.	709,200	3,304,872
Galectin Therapeutics, Inc.	12,343	31,722
Galena Biopharma, Inc.	806,742	1,387,596
Horizon Pharma, Inc.	1,039,285	2,213,677
iBio, Inc.	210,246	142,967
Immunocellular Therapeutics Ltd.	210,650	442,365
ImmunoGen, Inc.	56,075	802,994
Immunomedics, Inc.	323,509	934,941
Incyte Corporation	73,600	1,352,768
Infinity Pharmaceuticals, Inc.	107,057	3,688,114
Inovio Pharmaceuticals, Inc.	4,141	2,712
InterMune, Inc.	638,255	6,286,812
Introgen Therapeutics, Inc.	45,612	55
Isis Pharmaceuticals, Inc.	48,668	707,146
IsoRay, Inc.	277,561	195,014
Keryx Biopharmaceuticals, Inc.	530,901	4,820,581
Lexicon Pharmaceuticals, Inc.	329,771	702,412
MannKind Corporation	1,295,889	3,136,051
Marina Biotech, Inc.	246,062	88,582
Medgenics, Inc.	56,381	363,657
MediciNova, Inc.	77,208	141,291
MEI Pharma, Inc.	12,260	61,300
Metabolix, Inc.	368,360	552,540
Momenta Pharmaceuticals, Inc.	90,196	1,137,372
Myrexis, Inc.	891	2,620
NeoStem, Inc.	819,672	548,361
Neuralstem, Inc.	215,618	267,366
NeurogesX, Inc.	134,170	33,542
NewLink Genetics Corporation	13,428	159,122
Nymox Pharmaceutical Corporation	75,958	511,957
OncoGenex Pharmaceuticals, Inc.	54	711
Oncolytics Biotech, Inc.	54,738	214,026
Opexa Therapeutics, Inc.	40,061	48,874
OPKO Health, Inc.	246,728	1,583,994
Orexigen Therapeutics, Inc.	1,125,232	6,436,327
Organovo Holdings, Inc.	5,988	24,132
Osiris Therapeutics, Inc.	153,313	1,206,573
OXiGENE, Inc.	22,997	95,208
Oxygen Biotherapeutics, Inc.	11,295	7,726
PDL BioPharma, Inc.	41,651	286,559
Peregrine Pharmaceuticals, Inc.	242	455

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 9.5% (Continued)
Biotechnology - 5.2% (Continued)
PharmAthene, Inc.	692,275	$989,953
Pluristem Therapeutics, Inc.	344,258	1,077,528
PROLOR Biotech, Inc.	56,361	264,897
Protalix BioTherapeutics, Inc.	56,335	287,872
Raptor Pharmaceutical Corporation	572,234	3,095,786
Repligen Corporation	38,985	268,996
Rexahn Pharmaceuticals, Inc.	272,441	87,181
Rosetta Genomics Ltd.	112,108	513,455
RXi Pharmaceuticals Corporation	7,093	553
Savient Pharmaceuticals, Inc.	2,320,510	2,366,920
SIGA Technologies, Inc.	16,471	48,095
Sinovac Biotech Ltd.	4,770	14,978
Spectrum Pharmaceuticals, Inc.	609,006	7,679,566
StemCells, Inc.	223,989	372,942
Synta Pharmaceuticals Corporation	182,179	2,040,405
Synthetic Biologics, Inc.	49,908	88,836
Targacept, Inc.	52,649	236,394
Tengion, Inc.	812	1,096
TESARO, Inc.	1,107	20,037
Theravance, Inc.	108,430	2,412,567
Venaxis, Inc.	31,268	70,040
XOMA Corporation	156,699	421,520
ZIOPHARM Oncology, Inc.	527,633	2,094,703
		99,422,866
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	9,351	362,071
Abiomed, Inc.	44,310	618,124
Atossa Genetics, Inc.	64	335
Bacterin International Holdings, Inc.	286,772	390,010
BIOLASE, Inc.	248,648	639,025
BSD Medical Corporation	961,893	1,462,077
Cerus Corporation	261,309	828,350
Conceptus, Inc.	54,194	1,119,648
CryoPort, Inc.	4,338	2,169
D. Medical Industries Ltd.	2,300	345
Dehaier Medical Systems Ltd.	2,070	4,057
Delcath Systems, Inc.	28,861	43,580
Derma Sciences, Inc.	414	5,063
DexCom, Inc.	2,254	34,328
Exactech, Inc.	17	326
Fonar Corporation	92,677	512,504
GenMark Diagnostics, Inc.	6,419	69,068
Hansen Medical, Inc.	304,145	729,948
HeartWare International, Inc.	55,712	5,035,251
ICU Medical, Inc.	35,775	2,162,599
Insulet Corporation	162,580	3,750,721
InVivo Therapeutics Holdings Corporation	11,638	23,974
Kips Bay Medical, Inc.	5,485	4,900
MAKO Surgical Corporation	59,181	685,908
Medical Action Industries, Inc.	151	696
MELA Sciences, Inc.	583,662	974,716
Meridian Bioscience, Inc.	121,118	2,537,422

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 9.5% (Continued)
Health Care Equipment & Supplies - 1.7% (Continued)
Navidea Biopharmaceuticals, Inc.	1,343,064	$4,418,681
Quidel Corporation	80,519	1,806,846
Rochester Medical Corporation	3,531	41,242
Rockwell Medical, Inc.	9,882	60,478
RTI Biologics, Inc.	6,168	30,347
Stereotaxis, Inc.	30,949	66,231
Synergetics USA, Inc.	7,331	38,121
TearLab Corporation	121,059	677,930
TranS1, Inc.	3,199	7,966
Unilife Corporation	458,356	1,017,550
Uroplasty, Inc.	20,189	52,491
Volcano Corporation	3,659	91,621
Wright Medical Group, Inc.	76,026	1,607,190
ZELTIQ Aesthetics, Inc.	10,237	44,736
		31,958,645
Health Care Providers & Services - 0.7%
Acadia Healthcare Company, Inc.	13,519	345,681
Accretive Health, Inc.	35,124	453,451
Air Methods Corporation	11,670	510,212
Bio-Reference Laboratories, Inc.	127,586	3,543,063
CardioNet, Inc.	696	1,566
Chemed Corporation	17,528	1,324,240
China Cord Blood Corporation	4,236	11,098
ExamWorks Group, Inc.	123,818	1,791,647
FAB Universal Corporation	97,187	327,520
Healthways, Inc.	15,685	165,006
HMS Holdings Corporation	12,335	336,252
IPC The Hospitalist Company, Inc.	35,063	1,495,086
Owens & Minor, Inc.	119,980	3,672,588
PDI, Inc.	62	481
		13,977,891
Health Care Technology - 0.1%
athenahealth, Inc.	10,561	913,210
CareView Communications, Inc.	2,133	1,706
Medidata Solutions, Inc.	12,902	603,685
		1,518,601
Life Sciences Tools & Services - 0.3%
Accelerate Diagnostics, Inc.	1,456	6,246
Affymetrix, Inc.	373,641	1,416,099
Apricus Biosciences, Inc.	228,707	601,500
Bioanalytical Systems, Inc.	4,706	8,000
BioDelivery Sciences International, Inc.	165,281	720,625
CombiMatrix Corporation	1,900	9,329
Complete Genomics, Inc.	5,150	16,068
Furiex Pharmaceuticals, Inc.	170	5,466
Genetic Technologies Ltd.	71,618	171,883
pSivida Corporation	305	424
PURE Bioscience, Inc.	66,595	54,608
Sequenom, Inc.	883,419	3,666,189
		6,676,437
Pharmaceuticals - 1.5%
AcleRx Pharmaceuticals, Inc.	19,476	104,586

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 9.5% (Continued)
Pharmaceuticals - 1.5% (Continued)
Acura Pharmaceuticals, Inc.	149,364	$279,311
Akorn, Inc.	74,221	971,553
Alexza Pharmaceuticals, Inc.	610,865	2,602,285
Alimera Sciences, Inc.	212	415
Ampio Pharmaceuticals, Inc.	144,010	537,157
Aoxing Pharmaceutical Company, Inc.	10,556	3,167
AVANIR Pharmaceuticals, Inc. - Class A	741,071	2,163,927
Biodel, Inc.	81,511	220,080
BioSante Pharmaceuticals, Inc.	405,095	563,082
Biostar Pharmaceuticals, Inc.	179	197
Cadence Pharmaceuticals, Inc.	212,632	1,005,749
Echo Therapeutics, Inc.	251	286
Emisphere Technologies, Inc.	8,547	1,368
Endo Health Solutions, Inc.	1,749	55,373
IntelliPharmaCeutics International, Inc.	18,930	43,350
K-V Pharmaceutical Company - Class A	507,105	116,634
Lannett Company, Inc.	87,066	520,655
MAP Pharmaceuticals, Inc.	27,698	686,079
Nektar Therapeutics	74,996	642,716
NuPathe, Inc.	208,748	747,318
Obagi Medical Products, Inc.	36,415	523,284
Oculus Innovative Sciences, Inc.	85,412	60,643
Optimer Pharmaceuticals, Inc.	332,494	3,085,544
Pacira Pharmaceuticals, Inc.	163,694	3,172,390
POZEN, Inc.	8,669	46,032
Provectus Pharmaceuticals, Inc.	4,588	2,707
Questcor Pharmaceuticals, Inc.	90,137	2,296,691
Repros Therapeutics, Inc.	52,697	622,352
Santarus, Inc.	49,834	665,782
Skystar Bio-Pharmaceutical Company Ltd.	2,610	4,489
Somaxon Pharmaceuticals, Inc.	153,912	461,736
Transcept Pharmaceuticals, Inc.	11,666	68,129
ViroPharma, Inc.	5,126	136,659
VIVUS, Inc.	498,840	6,040,952
XenoPort, Inc.	70,022	587,485
		29,040,163
Industrials - 8.0%
Aerospace & Defense - 0.8%
Arotech Corporation	277	294
Ascent Solar Technologies, Inc.	620,708	409,667
DigitalGlobe, Inc.	88,142	2,465,332
Elbit Systems Ltd.	282	10,775
Engility Holdings, Inc.	74,328	1,430,814
GenCorp, Inc.	397,712	4,267,450
KEYW Holding Corporation (The)	91,897	1,181,795
National Presto Industries, Inc.	35,871	2,631,138
Teledyne Technologies, Inc.	33,769	2,305,072
		14,702,337
Air Freight & Logistics - 0.4%
Echo Global Logistics, Inc.	87,909	1,632,470
Pacer International, Inc.	2,404	9,784
UTi Worldwide, Inc.	2,863	42,258

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 8.0% (Continued)
Air Freight & Logistics - 0.4% (Continued)
XPO Logistics, Inc.	336,814	$5,641,635
		7,326,147
Airlines - 0.1%
Allegiant Travel Company	1,374	102,322
AMR Corporation	594,574	761,055
JetBlue Airways Corporation	194,397	1,129,446
Pinnacle Airlines Corporation	7,109	274
Southwest Airlines Company	20	224
Spirit Airlines, Inc.	12,500	242,375
US Airways Group, Inc.	61,762	881,961
		3,117,657
Building Products - 0.2%
AAON, Inc.	4,803	109,220
Armstrong World Industries, Inc.	3,272	179,927
Builders FirstSource, Inc.	274,255	1,719,579
Fortune Brands Home & Security, Inc.	161	5,271
Insteel Industries, Inc.	6,257	94,856
Simpson Manufacturing Company, Inc.	5,768	186,999
Trex Company, Inc.	43	1,817
Universal Forest Products, Inc.	18,881	767,513
USG Corporation	7,044	207,023
		3,272,205
Commercial Services & Supplies - 1.5%
A.T. Cross Company - Class A	300	3,432
ACCO Brands Corporation	454,479	3,785,810
Asta Funding, Inc.	800	7,576
Cenveo, Inc.	321,787	804,467
Clean Harbors, Inc.	2,536	140,976
Consolidated Graphics, Inc.	11,375	416,666
Deluxe Corporation	56,735	2,087,281
Ennis, Inc.	903	14,096
Healthcare Services Group, Inc.	24,467	590,878
HNI Corporation	32,505	1,026,183
Industrial Services of America, Inc.	21,160	65,808
InnerWorkings, Inc.	269,015	3,741,999
Interface, Inc.	40,731	683,466
Intersections, Inc.	25,864	268,468
McGrath RentCorp	57,227	1,710,515
Mobile Mini, Inc.	98,442	2,362,608
Multi-Color Corporation	4,843	116,038
Pitney Bowes, Inc.	129,573	1,867,147
Quad/Graphics, Inc. - Class A	92,405	2,005,188
R.R. Donnelley & Sons Company	393,373	3,619,032
RINO International Corporation	79,543	239
Swisher Hygiene, Inc.	290,489	435,734
United Stationers, Inc.	73,180	2,439,821
Waste Connections, Inc.	13,174	474,527
		28,667,955
Construction & Engineering - 0.3%
Aegion Corporation	161,423	3,796,669
Furmanite Corporation	564	2,995
Great Lakes Dredge & Dock Company	208,029	1,951,312

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 8.0% (Continued)
Construction & Engineering - 0.3% (Continued)
India Globalization Capital, Inc.	23,857	$3,626
MasTec, Inc.	10,024	283,679
		6,038,281
Electrical Equipment - 1.1%
A123 Systems, Inc.	3,864,942	94,691
Active Power, Inc.	420	1,760
Acuity Brands, Inc.	68,007	4,678,882
Advanced Battery Technologies, Inc.	606,543	167,406
Altair Nanotechnologies, Inc.	61,210	129,153
American Superconductor Corporation	264,432	700,745
Aura Systems, Inc.	177	87
Babcock & Wilcox Company	100	2,664
Beacon Power Corporation	57,124	743
Broadwind Energy, Inc.	13	31
Capstone Turbine Corporation	579,903	488,916
China BAK Battery, Inc.	86,069	149,760
China Electric Motor, Inc.	1,771	106
Digital Power Corporation	1,323	901
ECOtality, Inc.	5,406	3,271
Encore Wire Corporation	19,022	620,498
FuelCell Energy, Inc.	18,840	20,536
Generac Holdings, Inc.	1,192	44,318
General Cable Corporation	37,964	1,276,350
GrafTech International Ltd.	21,148	203,021
Hoku Corporation	201,745	8,271
Hydrogenics Corporation	3,848	36,094
Lihua International, Inc.	126,981	631,096
Medis Technologies Ltd. (b)	22,419	49
New Energy Systems Group	8,568	3,683
Ocean Power Technologies, Inc.	129,605	276,059
Plug Power, Inc.	285,468	131,315
Polypore International, Inc.	224,838	8,676,498
Renewable Energy Trade Board Corporation	299	721
Satcon Technology Corporation	152,030	4,941
Solarcity Corporation	199,232	2,912,772
Ultralife Corporation	4,286	13,801
Valence Technology, Inc.	710,999	6,043
VU1 Corporation	90	203
Westinghouse Solar, Inc.	34,144	1,297
		21,286,682
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	56,247	1,514,732

Machinery - 1.6%
Actuant Corporation - Class A	160,256	4,724,347
Art's-Way Manufacturing Company, Inc.	1,712	11,642
Briggs & Stratton Corporation	138,628	3,289,642
Chart Industries, Inc.	39,860	2,638,333
China Valves Technology, Inc.	256,466	115,410
CLARCOR, Inc.	13	656
Commercial Vehicle Group, Inc.	468	3,786
Douglas Dynamics, Inc.	40,581	534,858

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 8.0% (Continued)
Machinery - 1.6% (Continued)
Energy Recovery, Inc.	1,729	$6,449
EnPro Industries, Inc.	7,334	326,216
Flow International Corporation	4,003	15,091
Graham Corporation	429	9,940
Greenbrier Companies, Inc.	130,123	2,593,351
Highway Holdings Ltd.	510	903
Lindsay Corporation	4,579	426,030
Lydall, Inc.	8,611	131,576
Miller Industries, Inc.	8,225	125,678
Navistar International Corporation	67,825	1,769,554
Pentair Ltd.	2,847	144,286
PMFG, Inc.	13,929	117,143
Robbins & Myers, Inc.	10,081	587,521
SmartHeat, Inc.	4,830	2,463
Sun Hydraulics Corporation	59,366	1,638,502
Tecumseh Products Company - Class A	5,372	38,195
Titan International, Inc.	127,710	3,102,076
Twin Disc, Inc.	94,904	2,176,149
Wabash National Corporation	34,837	360,563
Watts Water Technologies, Inc. - Class A	5,926	273,189
Westport Innovations, Inc.	187,222	5,141,116
		30,304,665
Marine - 0.1%
Baltic Trading Ltd.	9,386	30,317
Eagle Bulk Shipping, Inc.	244,449	503,565
Excel Maritime Carriers Ltd.	1,025,429	565,011
FreeSeas, Inc.	5,080	1,319
Genco Shipping & Trading Ltd.	505,547	1,688,527
International Shipholding Corporation	207	3,954
Navios Maritime Partners, L.P.	1,711	25,357
Seaspan Corporation	10,426	195,383
		3,013,433
Professional Services - 0.8%
Acacia Research Corporation	191,836	4,897,573
CBIZ, Inc.	290,279	1,759,091
CDI Corporation	3,040	51,741
Corporate Executive Board Company (The)	60,280	3,020,631
Exponent, Inc.	8,599	420,405
FTI Consulting, Inc.	35,143	1,142,148
Hill International, Inc.	200	682
Hudson Global, Inc.	3,449	16,590
Innovaro, Inc.	7,451	1,773
Lightbridge Corporation	113,980	226,820
Nielsen Holdings N.V.	37,773	1,228,000
Odyssey Marine Exploration, Inc.	1,055,652	3,246,130
Pendrell Corporation	4,316	6,301
Spherix, Inc.	205	1,234
Thomas Group, Inc.	900	6
Volt Information Sciences, Inc.	100	791
VSE Corporation	256	6,147
		16,026,063

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 8.0% (Continued)
Road & Rail - 0.2%
Arkansas Best Corporation	136,903	$1,440,220
Con-Way, Inc.	6,902	216,585
Student Transportation, Inc.	27,992	181,668
USA Truck, Inc.	12	59
YRC Worldwide, Inc.	79,272	494,657
Zipcar, Inc.	118,977	1,452,709
		3,785,898
Trading Companies & Distributors - 0.8%
AeroCentury Corporation	118	1,994
Beacon Roofing Supply, Inc.	86,712	3,133,772
BlueLinx Holdings, Inc.	155	480
China Armco Metals, Inc.	140,785	57,032
H&E Equipment Services, Inc.	331	6,382
Houston Wire & Cable Company	36,155	432,052
Kaman Corporation	14,814	538,341
Lawson Products, Inc.	400	4,392
Titan Machinery, Inc.	368,758	10,660,794
		14,835,239
Transportation Infrastructure - 0.0% (a)
Sino-Global Shipping America Ltd.	2,857	5,542

Information Technology - 11.5%
Communications Equipment - 1.3%
Acme Packet, Inc.	45,715	1,104,932
ADTRAN, Inc.	100,173	2,023,495
Ambient Corporation	1,159	3,245
Cogo Group, Inc.	2,031	4,834
Comverse Technology, Inc.	67,625	294,845
DragonWave, Inc.	6,952	14,460
Extreme Networks, Inc.	776,034	2,863,565
Globecomm Systems, Inc.	97,885	1,213,774
Infinera Corporation	430,624	3,070,349
InterDigital, Inc.	13,686	593,836
KVH Industries, Inc.	7,358	107,133
Meru Networks, Inc.	123,649	393,204
Netgear, Inc.	118,619	4,164,713
Palo Alto Networks, Inc.	3,354	185,677
ParkerVision, Inc.	799,932	1,911,837
Powerwave Technologies, Inc.	119,142	4,766
RIT Technologies Ltd.	11,154	37,366
Telestone Technologies Corporation	480,451	682,240
Telular Corporation	193	2,140
TESSCO Technologies, Inc.	3,476	77,689
Ubiquiti Networks, Inc.	451,518	5,815,552
ViaSat, Inc.	31,015	1,191,286
Zoom Technologies, Inc.	176,668	107,679
ZST Digital Networks, Inc.	179,681	253,350
		26,121,967
Computers & Peripherals - 1.0%
3D Systems Corporation	44,985	2,602,382
Fusion-io, Inc.	19,337	338,011
Hauppauge Digital, Inc.	68,415	52,680

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Computers & Peripherals - 1.0% (Continued)
Hutchinson Technology, Inc.	4,946	$13,799
iGo, Inc.	5,636	1,522
Logitech International S.A.	672,058	4,462,465
OCZ Technology Group, Inc.	1,170,801	2,634,302
QLogic Corporation	83,847	968,433
Rimage Corporation	260	1,804
Silicon Graphics International Corporation	113,720	1,653,489
Socket Mobile, Inc.	52	68
Stratasys Ltd.	31,869	2,501,079
Super Micro Computer, Inc.	273,999	3,392,108
Synaptics, Inc.	4,359	152,914
USA Technologies, Inc.	279,413	611,914
		19,386,970
Electronic Equipment, Instruments & Components - 1.5%
Digital Ally, Inc.	588	2,499
Document Security Systems, Inc.	160,590	387,022
DTS, Inc.	111,109	2,122,182
e.Digital Corporation	10,897	1,940
Electro Rent Corporation	6	93
GSI Group, Inc.	8,159	77,511
Ingram Micro, Inc. - Class A	59,928	1,089,491
InvenSence, Inc.	160,387	2,341,650
LRAD Corporation	100	116
Magal Security Systems Ltd.	1,188	5,061
Maxwell Technologies, Inc.	139,539	1,349,342
Mercury Systems, Inc.	7,852	57,712
Mesa Laboratories, Inc.	31	1,612
Microvision, Inc.	291,512	539,297
Molex, Inc.	129,538	3,518,252
MTS Systems Corporation	5,947	338,087
National Instruments Corporation	52,382	1,487,649
Neonode, Inc.	117,841	612,773
Parametric Sound Corporation	12,536	103,923
RadiSys Corporation	20,854	81,331
RealD, Inc.	172,006	1,957,428
Research Frontiers, Inc.	46,987	157,406
Richardson Electronics Ltd.	37	448
Rofin-Sinar Technologies, Inc.	83,983	2,152,484
SinoHub, Inc. (b)	43,908	1,756
SMTC Corporation	456	1,177
Superconductor Technologies, Inc.	231,653	63,936
SYNNEX Corporation	52,791	1,897,836
Uni-Pixel, Inc.	205,967	2,762,018
Universal Display Corporation	226,764	6,308,575
Viasystems Group, Inc.	12	169
Vishay Precision Group, Inc.	128	1,688
XcelMobility, Inc.	2,874	402
		29,422,866
Internet Software & Services - 2.6%
Active Network, Inc. (The)	328,093	1,814,354
Angie's List, Inc.	351,792	4,414,990
AOL, Inc.	19,530	598,594

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Internet Software & Services - 2.6% (Continued)
Bankrate, Inc.	91,099	$1,126,895
Bridgeline Digital, Inc.	389	681
Carbonite, Inc.	153,976	1,481,249
Constant Contact, Inc.	126,154	1,899,879
Dealertrack Technologies, Inc.	23,172	731,772
Demand Media, Inc.	33,052	279,289
Dice Holdings, Inc.	112,193	1,055,736
E2open, Inc.	1,169	20,867
FriendFinder Networks, Inc.	15,769	11,701
Innodata, Inc.	5,334	20,056
j2 Global, Inc.	115,963	3,689,943
KIT digital, Inc.	1,518,314	607,326
LinkedIn Corporation - Class A	2,527	312,817
Liquidity Services, Inc.	31,853	1,015,155
LiveDeal, Inc.	6,021	20,893
Local Corporation	166,041	295,553
LogMeIn, Inc.	96,638	2,193,683
Marchex, Inc. - Class B	6,996	26,025
Market Leader, Inc.	29,195	221,298
MeetMe, Inc.	330,647	896,053
Monster Worldwide, Inc.	1,107,045	6,420,861
OpenTable, Inc.	76,826	4,047,962
Points International Ltd.	200	2,384
Qihoo 360 Technology Company Ltd. - ADR	3,087	94,370
QuinStreet, Inc.	144,016	812,250
Rediff.com India Ltd. - ADR	78,703	232,174
Remark Media, Inc.	1,842	2,487
Responsys, Inc.	169,113	1,290,332
Saba Software, Inc.	14,365	133,020
SciQuest, Inc.	16,136	266,889
Sify Technologies Ltd. - ADR	45,984	96,566
Sina Corporation	993	54,545
Synacor, Inc.	10,896	63,088
TechTarget, Inc.	452	2,296
Trulia, Inc.	11,520	302,861
Velti plc	251,949	937,250
Vistaprint N.V.	176,231	6,317,881
WebMD Health Corporation	1	17
Yelp, Inc.	19,258	409,040
Youku Tudou, Inc. - ADR	2,516	57,264
Zillow, Inc.	151,869	5,746,723
		50,025,069
IT Services - 0.6%
Acorn Energy, Inc.	177,416	1,305,782
Cass Information Systems, Inc.	1,572	60,994
CGI Group, Inc. - Class A	31,617	848,284
CIBER, Inc.	61,362	207,403
Computer Task Group, Inc.	36,733	703,070
Higher One Holdings, Inc.	468,083	4,928,914
Mattersight Corporation	300	1,326
NCI, Inc. - Class A	606	3,188
PRGX Global, Inc.	31,330	211,477

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
IT Services - 0.6% (Continued)
ServiceSource International, Inc.	201,169	$1,217,072
Unisys Corporation	33,544	745,012
VeriFone Systems, Inc.	47,587	1,652,221
Zanett, Inc.	12,650	759
		11,885,502
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc.	1,631,682	4,242,373
Amkor Technology, Inc.	421,432	1,951,230
Atmel Corporation	36,060	241,602
Cabot Microelectronics Corporation	41,846	1,546,628
Camtek Ltd.	8,645	12,189
Canadian Solar, Inc.	19,420	86,419
CSR plc	1	23
CVD Equipment Corporation	44,005	511,338
Cypress Semiconductor Corporation	330,482	3,394,050
DayStar Technologies, Inc.	14,478	19,980
Diodes, Inc.	9,720	184,874
Entropic Communications, Inc.	141,207	739,925
EZchip Semiconductor Ltd.	32,020	985,896
First Solar, Inc.	115,793	3,263,047
Freescale Semiconductor Ltd.	70,127	1,013,335
Global-Tech Advanced Innovations, Inc.	175	1,412
GSI Technology, Inc.	424	2,820
GT Advanced Technologies, Inc.	931,909	2,944,832
Ikanos Communications, Inc.	500	910
JinkoSolar Holding Company Ltd. - ADR	72,046	546,109
Kopin Corporation	2,530	8,754
Lattice Semiconductor Corporation	378,629	1,684,899
LDK Solar Company Ltd.	300,942	505,583
Mellanox Technologies Ltd.	14,922	794,149
Micrel, Inc.	4,184	43,555
Monolithic Power Systems, Inc.	106,916	2,491,143
OmniVision Technologies, Inc.	316,270	4,861,070
ON Semiconductor Corporation	589,813	4,630,032
Photronics, Inc.	60,748	363,881
Rubicon Technology, Inc.	262,054	1,761,003
Rudolph Technologies, Inc.	60,556	816,900
STR Holdings, Inc.	107,487	228,947
Suntech Power Holdings Company Ltd. - ADR	334,070	557,897
Tower Semiconductor Ltd.	14,236	119,298
Transwitch Corporation	14,717	13,718
TriQuint Semiconductor, Inc.	236,424	1,241,226
Veeco Instruments, Inc.	63,292	1,990,533
Vitesse Semiconductor Corporation	1,700	3,553
		43,805,133
Software - 2.2%
Accelrys, Inc.	52,104	490,820
American Software, Inc. - Class A	11,651	100,199
AsiaInfo-Linkage, Inc.	57,539	631,778
Augme Technologies, Inc.	10,081	4,536
Blackbaud, Inc.	37,009	922,264
BluePhoenix Solutions Ltd.	1,006	4,210

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Software - 2.2% (Continued)
Brady Corporation	184	$6,420
BroadSoft, Inc.	37,153	1,262,087
Cadence Design Systems, Inc.	300	4,179
Callidus Software, Inc.	500,888	2,093,712
China CGame, Inc. (b)	12,695	1,396
Cimatron Ltd.	6,595	47,055
CyberDefender Corporation	15,265	18
Ebix, Inc.	317,554	5,188,832
Ellie Mae, Inc.	14,799	296,424
Evergreen Energy, Inc.	172,973	1,816
FalconStor Software, Inc.	2,660	7,129
Future Healthcare of America	53,356	8,804
Globalscape, Inc.	359	488
Glu Mobile, Inc.	1,712,156	4,434,484
Guidewire Software, Inc.	217	7,187
Interactive Intelligence Group, Inc.	162	6,516
Jive Software, Inc.	72,994	1,118,998
Magic Software Enterprises Ltd.	120,353	550,013
Majesco Entertainment Company	232,613	141,219
MIND C.T.I. Ltd.	1,027	2,198
Mitek Systems, Inc.	446,144	1,543,658
Motricity, Inc.	759,829	322,927
NetSol Technologies, Inc.	400	2,904
NetSuite, Inc.	16	1,124
PTC, Inc.	326	7,557
Qlik Technologies, Inc.	7,190	159,690
RealPage, Inc.	25,706	599,978
Retalix Ltd.	296	8,841
Rosetta Stone, Inc.	68,998	894,214
SeaChange International, Inc.	6,958	77,582
ServiceNow, Inc.	48,976	1,357,615
Sky-Mobi Ltd. - ADR	85,408	167,400
Sourcefire, Inc.	13,738	585,239
Synchronoss Technologies, Inc.	143,953	3,427,521
Take-Two Interactive Software, Inc.	534,186	6,501,044
Tangoe, Inc.	138,851	2,006,397
THQ, Inc.	57,095	2,969
TigerLogic Corporation	100	201
Top Image Systems Ltd.	16,064	54,618
Trunkbow International Holdings Ltd.	2,736	3,529
VirnetX Holding Corporation	130,155	4,545,013
Vringo, Inc.	416,126	1,348,248
Wave Systems Corporation - Class A	834,695	818,001
Websense, Inc.	4,998	73,121
		41,842,173
Materials - 3.9%
Chemicals - 0.8%
ADA-ES, Inc.	49,296	1,169,301
Calgon Carbon Corporation	47,637	764,098
Cereplast, Inc.	191,090	4,089
China Gengsheng Minerals, Inc.	66,549	20,630
China Green Agriculture, Inc.	124,627	458,627

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Materials - 3.9% (Continued)
Chemicals - 0.8% (Continued)
Clean Diesel Technologies, Inc.	117,273	$282,628
Flotek Industries, Inc.	148,946	2,004,813
Gulf Resources, Inc.	291,177	340,677
Hawkins, Inc.	9,889	385,869
Intrepid Potash, Inc.	1,264	29,451
KMG Chemicals, Inc.	161	3,148
Kronos Worldwide, Inc.	148,528	2,879,958
PolyOne Corporation	38,650	844,116
Rentech Nitrogen Partners, L.P.	12,991	627,205
Senomyx, Inc.	1,580	2,797
Sensient Technologies Corporation	48,663	1,854,060
Yongye International, Inc.	147,539	804,088
Zoltek Companies, Inc.	396,390	3,230,579
		15,706,134
Construction Materials - 0.1%
Eagle Materials, Inc.	10,002	647,830
Headwaters, Inc.	70,892	663,549
Texas Industries, Inc.	2,729	155,116
		1,466,495
Containers & Packaging - 0.1%
AEP Industries, Inc.	8,228	529,718
Bemis Company, Inc.	11,800	421,024
Myers Industries, Inc.	10,815	159,846
Sealed Air Corporation	10,869	203,468
		1,314,056
Metals & Mining - 2.7%
A.M. Castle & Company	112,012	1,887,402
AK Steel Holding Corporation	236,029	944,116
Allegheny Technologies, Inc.	9,279	293,680
AMCOL International Corporation	87,455	2,582,546
Atlatsa Resources Corporation	184,292	33,173
Augusta Resource Corporation	25	65
Aurcana Corporation	8,200	7,257
Avalon Rare Metals, Inc.	237,546	292,182
Avino Silver & Gold Mines Ltd.	111	175
CD International Enterprises, Inc.	17,830	1,783
China Gerui Advanced Materials Group Ltd.	8,567	19,533
China Natural Resources, Inc.	4,328	22,549
China Precision Steel, Inc.	27,364	58,012
China Shen Zhou Mining & Resources, Inc.	193,144	66,422
Coeur d'Alene Mines Corporation	118,015	2,560,925
Commercial Metals Company	64,022	1,065,966
Crosshair Energy Corporation	176,804	26,609
General Moly, Inc.	311,836	1,150,675
General Steel Holdings, Inc.	123,305	140,568
Globe Specialty Metals, Inc.	172	2,607
Gold Reserve, Inc.	8,846	25,653
Gold Resource Corporation	212,867	2,916,278
Golden Minerals Company	64,636	224,287
Great Northern Iron Ore Properties	3,653	273,975
Horsehead Holding Corporation	4,458	44,402
Jaguar Mining, Inc.	664,780	499,250

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Materials - 3.9% (Continued)
Metals & Mining - 2.7% (Continued)
Kimber Resources, Inc.	11,900	$4,522
McEwen Mining, Inc.	2,338,008	7,317,965
Mercator Minerals Ltd.	186	87
Mesabi Trust	835	20,599
Midway Gold Corporation	276,338	359,239
Molycorp, Inc.	417,465	3,080,892
Olympic Steel, Inc.	72,296	1,518,939
Paramount Gold and Silver Corporation	1,092,154	2,413,660
Pershing Gold Corporation	13,817	6,922
Polymet Mining Corporation	278,040	305,844
Puda Coal, Inc. (b)	61,600	2,279
Rare Element Resources Ltd.	142,363	435,631
Revett Minerals, Inc.	162	371
RTI International Metals, Inc.	187,022	5,311,425
Santa Fe Gold Corporation	2,959	898
Schnitzer Steel Industries, Inc. - Class A	116,373	3,384,127
Seabridge Gold, Inc.	77,331	1,142,179
Silver Bull Resources, Inc.	127,472	61,187
SinoCoking Coal and Coke Chemical Industries, Inc.	116,762	127,271
Tanzanian Royalty Exploration Corporation	687,177	2,384,504
Thompson Creek Metals Company, Inc.	528,313	2,150,234
United States Antimony Corporation	43,038	92,101
Universal Stainless & Alloy Products, Inc.	9,475	338,542
Walter Energy, Inc.	167,925	6,305,584
		51,905,092
Paper & Forest Products - 0.2%
MeadWestvaco Corporation	5,802	181,893
Orient Paper, Inc.	158,641	361,701
P.H. Glatfelter Company	76,203	1,415,852
Resolute Forest Products	176,440	2,406,641
Wausau Paper Corporation	35,694	345,161
		4,711,248
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.0%
Alaska Communications Systems Group, Inc.	317,097	558,091
Aware, Inc.	993	5,720
CenturyLink, Inc.	16	647
Cogent Communications Group, Inc.	6,393	158,355
Consolidated Communications Holdings, Inc.	66,177	1,138,906
Elephant Talk Communications, Inc.	240,124	312,161
Fairpoint Communications, Inc.	251,501	2,328,899
Frontier Communications Corporation	231,792	1,059,289
Globalstar, Inc.	69,904	38,587
Hawaiian Telcom Holdco, Inc.	51	1,021
HickoryTech Corporation	32	310
Iridium Communications, Inc.	158,415	1,108,905
Lumos Networks Corporation	37,725	366,310
magicJack VocalTec Ltd.	179,344	2,358,374
Otelco, Inc.	5,919	7,635
Radcom Ltd.	52,298	209,192
Sprint Nextel Corporation	1,315,742	7,407,627

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Telecommunication Services - 1.2% (Continued)
Diversified Telecommunication Services - 1.0% (Continued)
Towerstream Corporation	731,047	$2,156,589
		19,216,618
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.	31,116	240,838
NII Holdings, Inc.	679,030	4,753,210
		4,994,048
Utilities - 0.9%
Electric Utilities - 0.3%
MGE Energy, Inc.	23,737	1,243,581
Northeast Utilities	160	6,517
NV Energy, Inc.	26,754	506,453
Otter Tail Corporation	97,383	2,617,655
Pinnacle West Capital Corporation	14,102	752,765
		5,126,971
Gas Utilities - 0.5%
AGL Resources, Inc.	14,457	604,303
AmeriGas Partners, L.P.	11,479	496,926
China Natural Gas, Inc.	187,992	159,793
Ferrellgas Partners, L.P.	221,915	4,287,398
Laclede Group, Inc. (The)	13,961	557,323
New Jersey Resources Corporation	11,629	488,767
Northwest Natural Gas Company	35,905	1,630,805
Piedmont Natural Gas Company, Inc.	18,655	592,483
UGI Corporation	200	7,048
		8,824,846
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc.	28,509	65,571
Dynegy, Inc.	15,532	310,640
Ormat Technologies, Inc.	99,208	2,109,162
U.S. Geothermal, Inc.	237,351	80,699
		2,566,072
Water Utilities - 0.0% (a)
Artesian Resources Corporation - Class A	300	6,795
Connecticut Water Service, Inc.	278	8,240
Consolidated Water Company Ltd.	210	1,878
Ecosphere Technologies, Inc.	5,869	2,629
Middlesex Water Company	2,694	52,021
		71,563

Total Common Stocks (Proceeds $1,327,209,170)		$1,201,382,921

PREFERRED STOCKS - 0.0% (a)	Shares	Value
Cabco Trust for J. C. Penney (Proceeds $57,339)	2,762	$62,255

OTHER INVESTMENTS - 13.5%	Shares	Value
iPath S&P 500 VIX Mid-Term Futures ETN	326,336	$7,460,041
iPath S&P 500 VIX Short-Term Futures ETN	1,688,335	41,195,374
SPDR S&P 500 ETF Trust	686,100	102,709,170
Vanguard S&P 500 ETF	1,597,260	109,508,146

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

OTHER INVESTMENTS - 13.5% (Continued)	Shares	Value
WisdomTree Earnings 500 Fund	35	$1,820
Total Other Investments (Proceeds $267,127,642)		$260,874,551

WARRANTS - 0.0% (a)	Shares	Value
American International Group, Inc.	854	$11,956
Magnum Hunter Resources Corporation	15,718	2,201
Total Warrants (Proceeds $14,294)		$14,157

Total Securities Sold Short - 75.8% (Proceeds $1,594,408,445)		$1,462,333,884

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith by the Board of Trustees. Total value of such securities is $(18,747) at January 31, 2013, representing (0.0%) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Consumer Discretionary - 15.6%
Auto Components - 2.1%
Cooper Tire & Rubber Company	9,744	$248,082
Modine Manufacturing Company (a)	1,407	11,932
Spartan Motors, Inc.	3,772	21,387
Standard Motor Products, Inc.	10,135	235,233
Stoneridge, Inc. (a)	20,862	130,596
Superior Industries International, Inc.	5,807	117,708
Tenneco, Inc. (a)	6,772	236,749
Visteon Corporation (a)	2,425	136,503
		1,138,190
Distributors - 0.2%
Core-Mark Holding Company, Inc.	2,303	115,449

Diversified Consumer Services - 0.7%
Ascent Capital Group, Inc. - Class A (a)	1,768	112,639
Career Education Corporation (a)	1,351	4,674
Hillenbrand, Inc.	5,491	135,902
ITT Educational Services, Inc. (a)	859	14,466
Steiner Leisure Ltd. (a)	6	270
Universal Technical Institute, Inc.	9,095	102,774
		370,725
Hotels, Restaurants & Leisure - 3.7%
AFC Enterprises, Inc. (a)	7,516	218,415
BJ's Restaurants, Inc. (a)	4,554	145,591
Bluegreen Corporation (a)	8,940	85,824
Bravo Brio Restaurant Group, Inc. (a)	4,982	74,232
Cheesecake Factory, Inc. (The)	4,488	148,822
Denny's Corporation (a)	14,244	72,075
Einstein Noah Restaurant Group, Inc.	10,588	136,056
Krispy Kreme Doughnuts, Inc. (a)	27,079	352,027
Marcus Corporation	13,460	179,018
Multimedia Games Holding Company, Inc. (a)	4,037	68,387
Orient-Express Hotels Ltd. - Class A (a)	14,616	169,838
Papa John's International, Inc. (a)	2,417	135,594
Pinnacle Entertainment, Inc. (a)	13,112	203,891
		1,989,770
Household Durables - 0.5%
KB Home	9,031	172,221
Libbey, Inc. (a)	1,953	36,678
M/I Homes, Inc. (a)	1,926	52,464
		261,363
Internet & Catalog Retail - 0.2%
Orbitz Worldwide, Inc. (a)	42,576	123,045

Leisure Equipment & Products - 0.3%
Nautilus, Inc. (a)	21,424	115,904
Steinway Musical Instruments, Inc. (a)	1,057	23,507
		139,411

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 15.6% (Continued)
Media - 1.7%
Belo Corporation - Class A	3,341	$28,298
Clear Channel Outdoor Holdings, Inc. (a)	198	1,485
Digital Generation, Inc. (a)	3,082	30,851
E.W. Scripps Company (The) - Class A (a)	14,072	154,651
Global Sources Ltd. (a)	4,217	34,579
Harte-Hanks, Inc.	20,282	166,110
Journal Communications, Inc. (a)	6,241	34,201
LIN TV Corporation - Class A (a)	23,942	255,461
Nexstar Broadcasting Group, Inc. (a)	9,510	136,754
Sinclair Broadcast Group, Inc. - Class A	5,142	70,857
		913,247
Multiline Retail - 0.3%
Gordmans Stores, Inc. (a)	6,411	76,547
Tuesday Morning Corporation (a)	6,459	54,256
		130,803
Specialty Retail - 4.5%
Aaron's, Inc.	4,570	135,500
Barnes & Noble, Inc. (a)	4,514	60,217
bebe stores, Inc.	23,976	100,220
Big 5 Sporting Goods Corporation	5,726	79,420
Chico's FAS, Inc.	7,672	137,559
Children's Place Retail Stores, Inc. (The) (a)	3,078	153,407
Christopher & Banks Corporation (a)	17,300	107,260
Destination Maternity Corporation	4,087	93,061
GameStop Corporation - Class A	1,951	45,263
Haverty Furniture Companies, Inc.	6,498	116,964
Hot Topic, Inc.	10,879	120,757
Kirkland's, Inc. (a)	10,794	124,887
Men's Wearhouse, Inc. (The)	4,916	149,201
Office Depot, Inc. (a)	52,265	226,307
OfficeMax, Inc.	22,861	246,442
Sears Hometown and Outlet Stores, Inc. (a)	3,485	136,438
Shoe Carnival, Inc.	6,641	135,941
Sonic Automotive, Inc. - Class A	3,326	80,722
Stage Stores, Inc.	6,466	147,748
Winmark Corporation	409	26,454
		2,423,768
Textiles, Apparel & Luxury Goods - 1.4%
CROCS, Inc. (a)	5,967	88,670
Culp, Inc.	7,676	134,330
Movado Group, Inc.	3,809	139,257
Quiksilver, Inc. (a)	21,126	138,164
Steven Madden Ltd. (a)	2,943	135,613
Warnaco Group, Inc. (The) (a)	1,851	135,512
		771,546
Consumer Staples - 3.3%
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	2,649	124,901

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Staples - 3.3% (Continued)
Food & Staples Retailing - 0.3% (Continued)
Ingles Markets, Inc. - Class A	828	$15,889
Nash Finch Company	516	10,717
		151,507
Food Products - 1.1%
Alico, Inc.	446	19,432
Darling International, Inc. (a)	8,046	135,736
Farmer Brothers Company (a)	8,207	110,302
Feihe International, Inc. (a)	4,735	31,583
J & J Snack Foods Corporation	2,009	136,913
John B. Sanfilippo & Son, Inc.	809	14,910
Pilgrim's Pride Corporation (a)	15,801	133,518
		582,394
Household Products - 0.9%
Harbinger Group, Inc. (a)	24,924	204,377
Orchids Paper Products Company	3,791	83,137
Spectrum Brands Holdings, Inc. (a)	4,621	234,007
		521,521
Personal Products - 1.0%
Inter Parfums, Inc.	5,002	108,593
Medifast, Inc. (a)	3,253	79,796
Neptune Technologies & Bioressources, Inc. (a)	400	1,120
Nutraceutical International Corporation	6,008	105,621
Prestige Brands Holdings, Inc. (a)	9,797	210,146
Revlon, Inc. (a)	1,972	31,059
		536,335
Energy - 5.2%
Energy Equipment & Services - 2.5%
Bristow Group, Inc.	2,386	135,954
Dawson Geophysical Company (a)	1,161	31,022
Global Geophysical Services, Inc. (a)	254	970
Gulfmark Offshore, Inc. - Class A	3,345	116,272
Helix Energy Solutions Group, Inc. (a)	5,797	137,505
Key Energy Services, Inc. (a)	16,315	132,641
Matrix Service Company (a)	6,378	91,078
Newpark Resources, Inc. (a)	3,198	27,567
Parker Drilling Company (a)	36,590	205,636
Tesco Corporation (a)	11,515	139,217
Unit Corporation (a)	3,947	189,969
Willbros Group, Inc. (a)	18,789	122,880
		1,330,711
Oil, Gas & Consumable Fuels - 2.7%
Adams Resources & Energy, Inc.	54	1,927
Alon USA Energy, Inc.	18,221	357,496
Arch Coal, Inc.	8,548	60,862
Callon Petroleum Company (a)	340	1,751
Crosstex Energy, Inc.	2,085	35,237
Delek US Holdings, Inc.	4,067	138,156
Penn Virginia Corporation	2,269	9,734

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Energy - 5.2% (Continued)
Oil, Gas & Consumable Fuels - 2.7% (Continued)
Rosetta Resources, Inc. (a)	3,252	$172,421
Scorpio Tankers, Inc. (a)	2,531	21,336
SemGroup Corporation - Class A (a)	3,140	135,522
Synergy Resources Corporation (a)	22,127	137,187
Targa Resources Corporation	1,955	118,004
Teekay Corporation	3,923	138,011
Warren Resources, Inc. (a)	44,989	136,317
		1,463,961
Financials - 19.3%
Capital Markets - 2.9%
BlackRock Kelso Capital Corporation	8,548	91,207
Calamos Asset Management, Inc. - Class A	13,237	137,930
Diamond Hill Investment Group, Inc.	16	1,157
Duff & Phelps Corporation	8,631	137,147
Epoch Holding Corporation	4,845	135,660
Financial Engines, Inc. (a)	1,061	35,289
Gladstone Capital Corporation	11,866	107,743
Golub Capital BDC, Inc.	8,458	136,174
ICG Group, Inc. (a)	323	3,876
Investment Technology Group, Inc. (a)	7,622	77,135
Main Street Capital Corporation	4,104	130,630
NGP Capital Resources Company	10,634	77,415
Piper Jaffray Companies, Inc. (a)	2,851	110,419
Safeguard Scientifics, Inc. (a)	13	201
Stifel Financial Corporation (a)	5,114	188,451
SWS Group, Inc. (a)	12,690	83,627
THL Credit, Inc.	5,046	75,236
U.S. Global Investors, Inc.	5,317	20,683
Virtus Investment Partners, Inc. (a)	15	2,235
		1,552,215
Commercial Banks - 3.2%
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	5,849	135,697
CapitalSource, Inc.	16,718	135,583
Cardinal Financial Corporation	1,709	27,925
Cathay General Bancorp	8,886	172,477
Eagle Bancorp, Inc. (a)	1,055	23,801
First BanCorp (Puerto Rico) (a)	8,723	44,749
First Horizon National Corporation	15,893	162,270
First Interstate BancSystem, Inc.	1,768	30,463
Hanmi Financial Corporation (a)	8,252	135,745
Home BancShares, Inc.	1,736	60,274
MetroCorp Bancshares, Inc. (a)	2,747	27,690
OmniAmerican Bancorp, Inc. (a)	200	4,962
Pacific Premier Bancorp, Inc. (a)	3,006	34,659
Popular, Inc. (a)	5,093	136,696
Preferred Bank (a)	3,209	48,231
Prosperity Bancshares, Inc.	1,368	61,710
Renasant Corporation	139	2,704

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 19.3% (Continued)
Commercial Banks - 3.2% (Continued)
State Bank Financial Corporation	1,154	$18,418
Suffolk Bancorp (a)	1,637	22,640
SVB Financial Group (a)	4,823	320,102
Taylor Capital Group, Inc. (a)	998	17,315
UMB Financial Corporation	916	40,551
United Community Banks, Inc. (a)	5,046	52,933
Wintrust Financial Corporation	294	10,899
		1,728,494
Consumer Finance - 0.1%
DFC Global Corporation (a)	2,898	55,816

Diversified Financial Services - 0.2%
Marlin Business Services Corporation	188	4,136
PHH Corporation (a)	3,363	73,582
		77,718
Insurance - 6.6%
Allied World Assurance Company Holdings A.G.	2,273	192,819
Alterra Capital Holdings Ltd.	4,494	136,932
American Equity Investment Life Holding Company	5,586	75,299
American National Insurance Company	1,713	132,261
American Safety Insurance Holdings Ltd. (a)	2,812	56,184
AMERISAFE, Inc. (a)	2,608	74,693
AmTrust Financial Services, Inc.	2,088	69,405
Argo Group International Holdings Ltd.	1,588	57,311
Aspen Insurance Holdings Ltd.	6,713	228,980
Endurance Specialty Holdings Ltd.	7,621	327,093
First American Financial Corporation	5,765	137,726
Hanover Insurance Group, Inc. (The)	3,909	162,458
Horace Mann Educators Corporation	10,898	236,923
Kemper Corporation	6,119	203,824
Maiden Holdings Ltd.	12,361	125,711
Meadowbrook Insurance Group, Inc.	11,130	69,785
Mercury General Corporation	3,345	132,462
Primerica, Inc.	9,609	315,944
ProAssurance Corporation	2,287	103,007
Protective Life Corporation	4,547	143,867
Safety Insurance Group, Inc.	745	35,768
SeaBright Holdings, Inc.	4,819	53,443
StanCorp Financial Group, Inc.	1,888	73,424
Stewart Information Services Corporation	5,934	157,607
Symetra Financial Corporation	13,879	193,612
United Fire Group, Inc.	817	18,946
		3,515,484
Real Estate Investment Trusts (REIT) - 4.7%
AG Mortgage Investment Trust, Inc.	5,331	135,407
Agree Realty Corporation	4,770	135,277
Apollo Commercial Real Estate Finance, Inc.	7,828	136,677
CapLease, Inc.	24,181	140,008

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 19.3% (Continued)
Real Estate Investment Trusts (REIT) - 4.7% (Continued)
Capstead Mortgage Corporation	10,956	$135,635
Chatham Lodging Trust	8,592	135,324
CommonWealth REIT	8,003	131,569
CreXus Investment Corporation	10,833	143,971
Geo Group, Inc. (The)	6,166	201,135
Gramercy Capital Corporation (a)	37,826	135,795
Hatteras Financial Corporation	4,982	134,913
Hersha Hospitality Trust	25,502	134,651
Invesco Mortgage Capital, Inc.	6,200	134,540
Kite Realty Group Trust	11,289	68,298
One Liberty Properties, Inc.	179	3,952
Potlatch Corporation	3,120	135,377
Spirit Realty Capital, Inc.	2,386	46,432
Strategic Hotels & Resorts, Inc. (a)	18,939	138,444
Summit Hotel Properties, Inc.	14,640	134,542
Winthrop Realty Trust	11,299	135,023
		2,496,970
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc. (a)	4,073	136,853
American Realty Capital Properties, Inc.	1,191	15,983
Howard Hughes Corporation (a)	1,100	79,200
		232,036
Thrifts & Mortgage Finance - 1.2%
Bank Mutual Corporation	16,891	86,651
Capitol Federal Financial, Inc.	12,879	151,328
Federal Agricultural Mortgage Corporation	1,633	56,028
OceanFirst Financial Corporation	8,903	126,334
Provident Financial Holdings, Inc.	8,114	135,017
Roma Financial Corporation	164	2,473
Walker & Dunlop, Inc. (a)	4,604	98,894
Washington Federal, Inc.	316	5,558
		662,283
Health Care - 14.0%
Biotechnology - 3.2%
Alkermes plc (a)	10,899	251,222
Alnylam Pharmaceuticals, Inc. (a)	6,587	158,944
Astex Pharmaceuticals, Inc. (a)	14,064	47,114
BioMimetic Therapeutics, Inc. (a)	15,573	132,059
Coronado Biosciences, Inc. (a)	18,424	135,232
Emergent BioSolutions, Inc. (a)	14,495	232,645
Ironwood Pharmaceuticals, Inc. (a)	12,797	164,057
Myriad Genetics, Inc. (a)	5,093	137,817
Nanosphere, Inc. (a)	2,437	6,848
NPS Pharmaceuticals, Inc. (a)	16,520	146,037
SciClone Pharmaceuticals, Inc. (a)	17,517	91,614
Sunesis Pharmaceuticals, Inc. (a)	15,465	87,686
Trius Therapeutics, Inc. (a)	22,666	116,957
		1,708,232

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 14.0% (Continued)
Health Care Equipment & Supplies - 4.0%
Alere, Inc. (a)	8,455	$179,753
Alphatec Holdings, Inc. (a)	3,649	6,313
AngioDynamics, Inc. (a)	2,390	29,158
AtriCure, Inc. (a)	9,275	74,757
Cantel Medical Corporation	4,303	135,157
Cardiovascular Systems, Inc. (a)	7,584	119,372
Cutera, Inc. (a)	1,536	16,896
Cyberonics, Inc. (a)	3,134	135,890
Cynosure, Inc. - Class A (a)	5,129	136,944
Endologix, Inc. (a)	6,156	94,371
Hill-Rom Holdings, Inc.	6,236	206,910
Merit Medical Systems, Inc. (a)	5,042	69,933
Natus Medical, Inc. (a)	8,843	108,946
NuVasive, Inc. (a)	6,472	111,513
Orthofix International N.V. (a)	3,564	135,967
SurModics, Inc. (a)	6,264	151,025
Symmetry Medical, Inc. (a)	3,158	33,822
Tornier N.V. (a)	7,828	134,955
West Pharmaceutical Services, Inc.	2,280	134,999
Wright Medical Group, Inc. (a)	1,719	36,340
Young Innovations, Inc.	1,268	54,473
		2,107,494
Health Care Providers & Services - 4.4%
Amedisys, Inc. (a)	10,629	118,194
AMN Healthcare Services, Inc. (a)	9,386	114,040
AmSurg Corporation (a)	4,342	135,514
Capital Senior Living Corporation (a)	12,399	263,231
Corvel Corporation (a)	252	11,542
Cross Country Healthcare, Inc. (a)	5,840	32,996
Ensign Group, Inc. (The)	997	28,474
Five Star Quality Care, Inc. (a)	23,510	133,067
Gentiva Health Services, Inc. (a)	5,809	57,567
Health Net, Inc. (a)	5,139	139,781
LHC Group, Inc. (a)	1,400	29,904
Magellan Health Services, Inc. (a)	2,615	134,149
National Research Corporation	1,288	69,269
PharMerica Corporation (a)	4,597	66,565
Providence Service Corporation (The) (a)	8,314	154,058
Select Medical Holdings Corporation	20,002	194,819
Team Health Holdings, Inc. (a)	4,046	137,038
U.S. Physical Therapy, Inc.	6,401	157,465
Universal American Corporation	11,591	108,608
Vanguard Health Systems, Inc. (a)	9,935	138,792
WellCare Health Plans, Inc. (a)	2,675	135,649
		2,360,722
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	12,069	133,724
Epocrates, Inc. (a)	11,594	135,418

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 14.0% (Continued)
Health Care Technology - 0.7% (Continued)
Omnicell, Inc. (a)	7,166	$113,223
		382,365
Life Sciences Tools & Services - 1.6%
Albany Molecular Research, Inc. (a)	21,978	131,209
Bruker Corporation (a)	9,956	167,958
Cambrex Corporation (a)	20,251	237,949
Charles River Laboratories International, Inc. (a)	4,442	183,543
Luminex Corporation (a)	512	9,411
Techne Corporation	1,911	136,980
		867,050
Pharmaceuticals - 0.1%
Akorn, Inc. (a)	4,383	57,373

Industrials - 14.7%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc.	2,069	133,906
API Technologies Corporation (a)	5,188	14,734
Cubic Corporation	1,348	63,356
Curtiss-Wright Corporation	3,782	134,828
Engility Holdings, Inc. (a)	75	1,444
Esterline Technologies Corporation (a)	2,033	134,971
Exelis, Inc.	31,562	346,866
Kratos Defense & Security Solutions, Inc. (a)	782	3,449
Sparton Corporation (a)	159	2,420
Spirit AeroSystems Holdings, Inc. - Class A (a)	8,474	135,075
		971,049
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	257	11,588
Park-Ohio Holdings Corporation (a)	897	21,654
		33,242
Airlines - 0.3%
SkyWest, Inc.	10,979	138,775

Building Products - 0.3%
AAON, Inc.	1,394	31,700
Apogee Enterprises, Inc.	5,591	136,700
Griffon Corporation	444	5,239
Nortek, Inc. (a)	143	10,317
		183,956
Commercial Services & Supplies - 1.6%
Heritage-Crystal Clean, Inc. (a)	110	1,730
KAR Auction Services, Inc.	6,412	136,768
Steelcase, Inc. - Class A	22,042	300,433
TMS International Corporation - Class A (a)	9,602	133,852
UniFirst Corporation	1,649	134,789
US Ecology, Inc.	291	6,914
Viad Corp	4,906	136,976
		851,462

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 14.7% (Continued)
Construction & Engineering - 1.6%
AECOM Technology Corporation (a)	14,425	$368,847
EMCOR Group, Inc.	3,693	134,167
MYR Group, Inc. (a)	9,794	219,875
Orion Marine Group, Inc. (a)	485	3,783
Pike Electric Corporation	11,179	116,262
Primoris Services Corporation	445	8,535
Tutor Perini Corporation (a)	1,392	23,093
		874,562
Electrical Equipment - 1.0%
AZZ, Inc.	6,876	294,224
EnerSys, Inc. (a)	6,030	246,808
		541,032
Machinery - 3.8%
Alamo Group, Inc.	3,139	106,600
American Railcar Industries, Inc.	3,573	140,562
CIRCOR International, Inc.	3,242	134,543
Columbus McKinnon Corporation (a)	1,951	36,913
Crane Company	6,067	305,049
EnPro Industries, Inc. (a)	3,865	171,915
ESCO Technologies, Inc.	104	4,282
Harsco Corporation	5,363	136,703
John Bean Technologies Corporation	7,336	137,110
Lydall, Inc. (a)	6,047	92,398
Meritor, Inc. (a)	11,524	52,549
Mueller Industries, Inc.	2,569	137,082
NACCO Industries, Inc. - Class A	2,644	172,283
Sauer-Danfoss, Inc.	2,535	136,053
Toro Company (The)	3,075	135,392
Trimas Corporation (a)	4,391	135,638
Twin Disc, Inc.	150	3,440
		2,038,512
Marine - 0.2%
Matson, Inc.	4,067	111,476

Professional Services - 1.5%
Barrett Business Services, Inc.	4,188	168,525
GP Strategies Corporation (a)	124	2,654
ICF International, Inc. (a)	3,103	71,028
Kforce, Inc.	4,922	67,727
Korn/Ferry International (a)	8,027	137,904
Mistras Group, Inc. (a)	6,139	135,181
Navigant Consulting, Inc. (a)	11,806	136,123
On Assignment, Inc. (a)	1,636	40,000
RPX Corporation (a)	440	4,589
TrueBlue, Inc. (a)	1,187	20,404
		784,135
Road & Rail - 1.0%
Arkansas Best Corporation	10,334	108,714

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 14.7% (Continued)
Road & Rail - 1.0% (Continued)
Celadon Group, Inc.	4,368	$86,530
Landstar System, Inc.	2,320	132,333
Roadrunner Transportation Systems, Inc. (a)	7,586	152,554
Saia, Inc. (a)	2,097	54,396
		534,527
Trading Companies & Distributors - 1.5%
Aircastle Ltd.	10,451	144,224
CAI International, Inc. (a)	5,652	141,752
Textainer Group Holdings Ltd.	8,643	358,252
Watsco, Inc.	2,154	162,304
		806,532
Information Technology - 17.5%
Communications Equipment - 2.6%
Aruba Networks, Inc. (a)	3,532	81,377
Aviat Networks, Inc. (a)	9,670	36,263
Black Box Corporation	358	8,388
Brocade Communications Systems, Inc. (a)	27,076	154,875
Comtech Telecommunications Corporation	2,710	71,815
Comverse Technology, Inc. (a)	31,419	136,987
Digi International, Inc. (a)	9,533	93,423
Finisar Corporation (a)	11,236	174,158
Harmonic, Inc. (a)	26,092	136,461
Loral Space & Communications, Inc.	2,308	135,457
Oplink Communications, Inc. (a)	8,421	141,894
Riverbed Technology, Inc. (a)	358	6,945
ShoreTel, Inc. (a)	27,311	117,164
Symmetricom, Inc. (a)	17,931	96,648
		1,391,855
Computers & Peripherals - 0.9%
Cray, Inc. (a)	6,768	125,682
Intermec, Inc. (a)	13,734	135,692
Lexmark International, Inc. - Class A	5,443	130,958
Silicon Graphics International Corporation (a)	2,727	39,651
Super Micro Computer, Inc. (a)	4,960	61,405
		493,388
Electronic Equipment, Instruments & Components - 3.0%
Agilysys, Inc. (a)	1,605	13,658
AVX Corporation	12,005	136,737
Benchmark Electronics, Inc. (a)	14,721	258,501
Checkpoint Systems, Inc. (a)	3,485	42,029
CTS Corporation	2,065	20,547
Daktronics, Inc.	11,714	138,928
Electro Scientific Industries, Inc.	2,540	27,432
Ingram Micro, Inc. - Class A (a)	7,700	139,986
Insight Enterprises, Inc. (a)	7,031	137,808
Measurement Specialties, Inc. (a)	733	25,875
Mesa Laboratories, Inc.	622	32,338
Methode Electronics, Inc.	2,733	26,291

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 17.5% (Continued)
Electronic Equipment, Instruments & Components - 3.0% (Continued)
Multi-Fineline Electronix, Inc. (a)	8,614	$137,609
Newport Corporation (a)	3,849	55,502
Park Electrochemical Corporation	83	2,170
Sanmina Corporation (a)	16,304	155,214
ScanSource, Inc. (a)	4,670	135,710
TTM Technologies, Inc. (a)	10,479	83,518
Vishay Precision Group, Inc. (a)	1,174	15,485
		1,585,338
Internet Software & Services - 1.1%
Blucora, Inc. (a)	9,107	135,330
comScore, Inc. (a)	3,368	49,611
Digital River, Inc. (a)	3,462	50,268
EarthLink, Inc.	2,733	18,584
Move, Inc. (a)	17,705	166,958
ValueClick, Inc. (a)	8,636	176,779
		597,530
IT Services - 3.2%
Booz Allen Hamilton Holding Corporation	2,958	40,998
Cardtronics, Inc. (a)	5,271	136,466
CoreLogic, Inc. (a)	5,423	142,300
DST Systems, Inc.	2,857	191,248
Euronet Worldwide, Inc. (a)	2,896	70,865
Forrester Research, Inc.	1,113	31,464
Global Cash Access Holdings, Inc. (a)	18,550	140,052
Lender Processing Services, Inc.	6,045	145,322
Lionbridge Technologies, Inc. (a)	30,245	120,678
MAXIMUS, Inc.	2,002	137,277
PRGX Global, Inc. (a)	3,107	20,972
Syntel, Inc.	2,360	137,564
TNS, Inc. (a)	8,669	181,616
Unisys Corporation (a)	2,066	45,886
Virtusa Corporation (a)	7,386	152,964
		1,695,672
Office Electronics - 0.2%
Zebra Technologies Corporation - Class A (a)	3,173	137,327

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries, Inc. (a)	4,775	73,296
Ambarella, Inc. (a)	11,980	119,321
ANADIGICS, Inc. (a)	53,736	138,639
ATMI, Inc. (a)	6,654	135,808
Cirrus Logic, Inc. (a)	5,616	158,540
Entegris, Inc. (a)	13,582	133,918
Exar Corporation (a)	13,224	138,720
Fairchild Semiconductor International, Inc. (a)	9,810	144,894
FormFactor, Inc. (a)	8,754	43,770
Integrated Silicon Solution, Inc. (a)	11,566	108,373
IXYS Corporation	4,473	43,120

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 17.5% (Continued)
Semiconductors & Semiconductor Equipment - 4.0% (Continued)
LTX-Credence Corporation (a)	752	$4,617
Mattson Technology, Inc. (a)	1,976	2,589
Mindspeed Technologies, Inc. (a)	4,680	23,026
MIPS Technologies, Inc. (a)	17,207	135,247
Pericom Semiconductor Corporation (a)	18,865	133,375
PLX Technology, Inc. (a)	29,247	136,291
PMC-Sierra, Inc. (a)	23,716	137,078
Semtech Corporation (a)	6,019	181,533
Volterra Semiconductor Corporation (a)	8,380	137,767
		2,129,922
Software - 2.5%
Bottomline Technologies, Inc. (a)	2,610	75,899
Compuware Corporation (a)	13,489	156,742
ePlus, Inc.	2,415	112,515
Guidance Software, Inc. (a)	6,052	77,163
Manhattan Associates, Inc. (a)	2,347	160,793
Mentor Graphics Corporation (a)	6,689	114,583
Pervasive Software, Inc. (a)	206	1,885
Rovi Corporation (a)	7,855	135,813
Sapiens International Corporation N.V.	4,745	23,725
TeleNav, Inc. (a)	17,185	135,761
TiVo, Inc. (a)	13,825	184,425
VASCO Data Security International, Inc. (a)	5,587	45,255
Zynga, Inc. - Class A (a)	53,524	145,050
		1,369,609
Materials - 6.4%
Chemicals - 2.5%
A. Schulman, Inc.	4,224	135,802
ADA-ES, Inc. (a)	176	4,175
Arabian American Development Company (a)	1,043	8,250
Cabot Corporation	7,123	266,614
FutureFuel Corporation	10,621	135,418
Innospec, Inc.	1,047	42,142
Koppers Holdings, Inc.	2,285	92,679
LSB Industries, Inc. (a)	3,266	135,212
Olin Corporation	6,652	154,725
OM Group, Inc. (a)	7,937	219,220
Zep, Inc.	9,496	138,642
		1,332,879
Construction Materials - 0.1%
U.S. Concrete, Inc. (a)	5,494	65,379

Containers & Packaging - 1.3%
Boise, Inc.	15,973	131,777
Graphic Packaging Holding Company (a)	19,484	136,583
Greif, Inc. - Class A	3,097	145,497
Silgan Holdings, Inc.	6,739	289,103
		702,960

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Materials - 6.4% (Continued)
Metals & Mining - 0.8%
Carpenter Technology Corporation	2,807	$146,890
Commercial Metals Company	799	13,303
Metals USA Holdings Corporation	7,574	136,181
Tahoe Resources, Inc. (a)	6,314	101,655
		398,029
Paper & Forest Products - 1.7%
Buckeye Technologies, Inc.	3,903	112,211
Clearwater Paper Corporation (a)	8,021	363,432
KapStone Paper and Packaging Corporation	5,728	137,472
Louisiana-Pacific Corporation (a)	12,787	248,451
Neenah Paper, Inc.	1,826	56,497
		918,063
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.	3,190	138,063
IDT Corporation - Class B	12,765	130,459
Vonage Holdings Corporation (a)	53,951	140,812
		409,334
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (a)	7,482	43,246
Telephone and Data Systems, Inc.	5,421	137,097
		180,343
Utilities - 1.8%
Electric Utilities - 0.5%
Cleco Corporation	3,183	136,073
El Paso Electric Company	4,010	135,097
		271,170
Gas Utilities - 0.3%
Southwest Gas Corporation	3,057	136,159

Multi-Utilities - 0.8%
Black Hills Corporation	3,338	134,688
CH Energy Group, Inc.	2,083	135,395
Vectren Corporation	4,295	135,550
		405,633
Water Utilities - 0.2%
California Water Service Group	6,937	135,272

Total Common Stocks (Cost $48,463,753)		$52,993,120

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Value
UMB Money Market Fiduciary, 0.01% (b) (Cost $661,788)	661,788	$661,788

Total Investments at Value - 100.1% (Cost $49,125,541)		$53,654,908

Liabilities in Excess of Other Assets - (0.1%)		(35,968)

Net Assets - 100.0%		$53,618,940

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2013.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS (a) - 20.2%	Par Value	Value
U.S. Treasury Bills,
0.070%, due 05/23/2013	$4,000,000	$3,999,012
0.072%, due 05/30/2013	4,000,000	3,998,952
0.070%, due 06/06/2013	4,500,000	4,498,749
0.078%, due 06/13/2013	4,250,000	4,248,674
0.081%, due 06/27/2013	7,500,000	7,497,413
0.085%, due 07/11/2013	5,000,000	4,998,110
Total U.S. Treasury Obligations (Cost $29,241,534)		$29,240,910

MONEY MARKET FUNDS - 58.5%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.10% (b)	14,342,936	$14,342,936
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (b)	37,137,523	37,137,523
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.11% (b)	14,342,677	14,342,677
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.12% (b)	2,301,452	2,301,452
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	2,300,823	2,300,823
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	14,337,551	14,337,551
Total Money Market Funds (Cost $84,762,962)		$84,762,962

Total Investments at Value - 78.7% (Cost $114,004,496)		$114,003,872

Other Assets in Excess of Liabilities - 21.3%		30,900,343	(c)

Net Assets - 100.0%		$144,904,215

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of January 31, 2013.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2013 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	02/26/2013	36	$1,241,280	$(60,520)
Class III Milk Future	04/02/2013	81	2,770,200	19,847
Cocoa Future	03/13/2013	92	2,028,600	(183,417)
Coffee Future	03/18/2013	6	330,638	(10,880)
Corn Future	03/14/2013	10	370,250	6,148
Cotton No.2 Future	03/06/2013	38	1,576,050	148,180
Crude Oil Future	02/13/2013	41	4,739,600	197,268
Frozen Concentrate Orange Juice Future	03/08/2013	1	17,955	(303)
Gas Oil Future	02/12/2013	12	1,194,900	55,513
Gas Oil Future	03/12/2013	24	2,365,800	42,480
Gold Future	04/26/2013	31	5,161,190	(53,315)
Heating Oil Future	02/28/2013	17	2,228,394	18,953
Platinum Future	04/26/2013	27	2,266,785	25,698
Rough Rice Future	03/14/2013	2	62,020	495
Silver Future	03/26/2013	7	1,101,100	(19,427)
Soybean Future	03/14/2013	80	5,874,000	156,334
Soybean Meal Future	03/14/2013	176	7,504,640	(77,594)
Soybean Oil Future	03/14/2013	25	792,900	54,251
Sugar #11 Future	02/28/2013	125	2,629,200	(80,003)
Total Commodity Futures			44,255,502	239,708

CURRENCY FUTURES
Australian Dollar Future	03/18/2013	119	12,371,240	(53,684)
Canadian Dollar Future	03/19/2013	8	801,360	5,040
Mexican Peso Future	03/18/2013	375	14,681,250	144,786
Total Currency Futures			27,853,850	96,142

Total Futures Contracts			$72,109,352	$335,850

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2013 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cattle Feeder Future	03/28/2013	93	$6,956,400	$80,898
Copper Future	03/26/2013	24	2,240,700	(64,234)
Crude Oil Future	02/20/2013	45	4,387,500	(144,072)
Lean Hogs Future	02/14/2013	111	3,898,320	(131,386)
Lean Hogs Future	04/12/2013	119	4,261,390	(13,980)
Live Cattle Future	02/28/2013	57	2,913,840	106,073
Live Cattle Future	04/30/2013	63	3,348,450	(19,613)
Lumber Future	03/15/2013	97	3,763,309	1,008
Natural Gas Future	02/26/2013	143	4,766,190	164,691
Oats Future	03/14/2013	320	5,760,000	248,735
Palladium Future	03/26/2013	22	1,635,700	(78,501)
Wheat Future	03/14/2013	13	506,675	(1,494)
Total Commodity Futures			44,438,474	148,125

CURRENCY FUTURES
British Pound Future	03/18/2013	49	4,855,594	60,040
Euro FX Future	03/18/2013	47	7,980,012	(220,876)
Japanese Yen Future	03/18/2013	47	6,425,488	449,734
Switzerland Francs Future	03/18/2013	63	8,657,775	(93,593)
Total Currency Futures			27,918,869	195,305

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	02/12/2013	383	5,783,300	433,347
CBOE Volatility Index (VIX) Future	03/19/2013	370	5,864,500	396,472
E-Mini S&P 500 Future	03/15/2013	774	57,817,800	(1,443,321)
Total Financial Futures			69,465,600	(613,502)

Total Futures Contracts Sold Short			$141,822,943	$(270,072)

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2013 (Unaudited)

1.      Securities valuation

The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued at their fair values as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.  Futures contracts are generally valued at the last quoted sales price on the applicable valuation date.  Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at the official settlement price of the primary exchange on which it is traded.  Prices for these futures contracts are monitored by TFS Capital LLC (the Funds’ advisor) until 4:00 p.m. Eastern time to determine if fair valuation is required.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the TFS Capital Investment Trust and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Funds’ investments and securities sold short have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement.  The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date.  Level 1 assets and liabilities may include common stocks, preferred stocks, closed-end, open-end and exchange-traded funds and notes, rights, warrants, futures contracts and cash equivalents.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active.  Assets and liabilities included in this category may include common stocks that trade infrequently or their trading has been temporarily halted and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•
Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.  Assets and liabilities included in this category generally include common stocks that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.  The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of January 31, 2013:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,742,728,241	$174,238	$23,745	$1,742,926,224
Preferred Stocks	96,429	-	-	96,429
Other Investments	93,218,059	-	-	93,218,059
Warrants	656	-	-	656
Corporate Bonds	-	2,771	-	2,771
Money Market Funds	69,754,496	-	-	69,754,496
Total	$1,905,797,881	$177,009	$23,745	$1,905,998,635

Other Financial Instruments:
Common Stocks – Sold Short	(1,201,364,174)	(18,747)	-	(1,201,382,921)
Preferred Stocks – Sold Short	(62,255)	-	-	(62,255)
Other Investments – Sold Short	(260,874,551)	-	-	(260,874,551)
Warrants – Sold Short	(14,157)	-	-	(14,157)
Total	$(1,462,315,137)	$(18,747)	$-	$(1,462,333,884)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$52,993,120	$-	$-	$52,993,120
Money Market Funds	661,788	-	-	661,788
Total	$53,654,908	$-	$-	$53,654,908

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$-	$29,240,910	$-	$29,240,910
Money Market Funds	84,762,962	-	-	84,762,962
Total	$84,762,962	$29,240,910	$-	$114,003,872

Other Financial Instruments:
Futures Contracts	$72,109,352	$-	$-	$72,109,352
Futures Contracts – Sold Short	(141,822,943)	-	-	(141,822,943)
Total	$(69,713,591)	$-	$-	$(69,713,591)

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities valued by security type and industry type.

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.  As of January 31, 2013, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers in and out of any Level.  Transfers that occurred between Level 1, Level 2 and Level 3 on January 31, 2013 for TFS Market Neutral Fund due to changes in the availability of quoted prices are as follows:

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

	Common Stocks	Common Stocks Sold Short
Transfers from Level 1 to Level 2	$865	$(15,902)
Transfers from Level 1 to Level 3	23,745	-
Transfers from Level 2 to Level 1	133,203	(253,041)
Transfers from Level 3 to Level 1	1,747	(72,184)

There were no transfers between Level 2 and Level 3 as of January 31, 2013.  There were no Level 3 securities held in TFS Small Cap Fund or TFS Hedged Futures Fund as of January 31, 2013.

The following is a reconciliation of Level 3 investments held and securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value as of January 31, 2013.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for the securities existed and this difference could be material.

		Securities
	Investments	Sold Short
Balance as of October 31, 2012	$1,747	$(72,184)
Transfers in and/or out of Level 3	21,998	72,184
Balance as of January 31, 2013	$23,745	$-

The total amount of net unrealized depreciation on the Level 3 investments held at January 31, 2013 was $158,828.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

	Fair Value at 1/31/2013	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input*
Common Stocks	$ 23,745	Discount from Last Sale Price	Discount Percentage	50%	Decrease

* This column represents the directional change in the fair value of the Level 3 investment that would result in an increase from the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.      Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.     Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2013:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund

Tax cost of portfolio investments	$1,823,924,746	$49,979,044	$114,004,496

Gross unrealized appreciation	$160,886,702	$4,408,919	$-
Gross unrealized depreciation	(78,812,813)	(733,055)	(624)

Net unrealized appreciation (depreciation) on investments	$82,073,889	$3,675,864	$(624)

Net unrealized appreciation on securities sold short	$33,398,956	$-	$-

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.      Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they are possible.  In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds.  As of January 31, 2013, TFS Hedged Futures Fund had 58.5% of the value of its net assets invested in money market mutual funds registered under the Investment Company Act of 1940.  As of January 31, 2013, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets in shares of one or more money market mutual funds.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	March 21, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	March 21, 2013

* Print the name and title of each signing officer under his or her signature.